UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02753

SBL FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

RICHARD M. GOLDMAN, PRESIDENT

SBL FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

Schedule of Investments
September 30, 2008	SBL A (Equity Series)

	Shares	Value
COMMON STOCKS - 95.4%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	78,565	$3,264,376
United Technologies Corporation	73,000	4,384,380

		7,648,756

Air Freight & Logistics - 1.8%
FedEx Corporation	51,300	4,054,752

Asset Management & Custody Banks - 1.5%
Bank of New York Mellon Corporation	102,405	3,336,355

Biotechnology - 3.7%
Celgene Corporation *	53,865	3,408,577
Gilead Sciences, Inc. *	102,355	4,665,341

		8,073,918

Broadcasting - 0.3%
CBS Corporation	49,700	727,111

Building Products - 1.9%
USG Corporation *	161,000	4,121,600

Cable & Satellite - 1.0%
Comcast Corporation	117,750	2,311,433

Communications Equipment - 4.2%
Cisco Systems, Inc. *	106,190	2,395,646
Corning, Inc.	152,675	2,387,837
Qualcomm, Inc.	64,225	2,759,749
Research In Motion, Ltd. *	25,510	1,742,333

		9,285,565

Computer Hardware - 5.0%
Apple, Inc. *	35,830	4,072,438
Hewlett-Packard Company	150,770	6,971,605

		11,044,043

Construction & Farm Machinery & Heavy Trucks - 1.3%
Deere & Company	60,020	2,970,990

Construction Materials - 0.9%
Vulcan Materials Company	25,200	1,877,400

Consumer Finance - 1.3%
Capital One Financial Corporation	38,900	1,983,900
First Marblehead Corporation	354,400	882,456

		2,866,356

Data Processing & Outsourced Services - 2.9%
Visa, Inc.	45,400	2,787,106
Western Union Company	146,300	3,609,221

		6,396,327

Department Stores - 1.1%
JC Penney Company, Inc.	71,900	2,397,146

Diversified Banks - 1.2%
Wells Fargo & Company	72,900	2,735,937

Diversified Chemicals - 0.8%
Dow Chemical Company	52,500	1,668,450

	Shares	Value
COMMON STOCKS (continued)
Drug Retail - 3.4%
CVS Caremark Corporation	221,930	$7,470,164

		7,470,164

Electric Utilities - 1.1%
Edison International	60,100	2,397,990

Electrical Components & Equipment - 2.0%
Emerson Electric Company	106,470	4,342,911

Electronic Manufacturing Services - 0.4%
Tyco Electronics, Ltd.	34,800	962,568

Fertilizers & Agricultural Chemicals - 3.0%
Monsanto Company	34,295	3,394,519
Mosaic Company	50,850	3,459,834

		6,854,353

Footwear - 1.8%
Nike, Inc. (Cl.B)	58,500	3,913,650

Health Care Equipment - 1.8%
Covidien, Ltd.	35,900	1,929,984
Hospira, Inc. *	55,900	2,135,380

		4,065,364

Health Care Services - 1.0%
Medco Health Solutions, Inc. *	47,400	2,133,000

Home Improvement Retail - 3.4%
Home Depot, Inc.	48,200	1,247,898
Lowe’s Companies, Inc.	255,690	6,057,296

		7,305,194

Hypermarkets & Super Centers - 3.6%
Costco Wholesale Corporation	45,100	2,928,343
Wal-Mart Stores, Inc.	84,900	5,084,661

		8,013,004

Industrial Conglomerates - 2.7%
General Electric Company	143,400	3,656,700
McDermott International, Inc. 1,*	89,100	2,276,505

		5,933,205

Industrial Gases - 1.4%
Air Products & Chemicals, Inc.	44,310	3,034,792

Integrated Oil & Gas - 4.1%
Chevron Corporation	31,700	2,614,616
ConocoPhillips	15,200	1,113,400
Exxon Mobil Corporation	48,400	3,758,744
Sasol, Ltd. ADR	36,100	1,533,889

		9,020,649

Integrated Telecommunication Services - 1.0%
Windstream Corporation	203,800	2,229,572

Internet Software & Services - 2.0%
Google, Inc. *	10,985	4,399,712

Schedule of Investments
September 30, 2008	SBL A (Equity Series)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.1%
Thermo Fisher Scientific, Inc. *	84,305	$4,636,775

Movies & Entertainment - 1.2%
Time Warner, Inc.	196,200	2,572,182

Oil & Gas Drilling - 3.2%
Nabors Industries, Ltd. *	132,680	3,306,386
Transocean, Inc.	33,770	3,709,296

		7,015,682

Oil & Gas Equipment & Services - 0.8%
Halliburton Company	57,400	1,859,186

Oil & Gas Storage & Transportation - 1.1%
Williams Companies, Inc.	99,500	2,353,175

Other Diversified Financial Services - 1.2%
JPMorgan Chase & Company	55,000	2,568,500

Packaged Foods & Meats - 1.5%
General Mills, Inc.	47,925	3,293,406

Pharmaceuticals - 2.9%
Johnson & Johnson	50,085	3,469,889
Schering-Plough Corporation	162,100	2,993,987

		6,463,876

Property & Casualty Insurance - 3.1%
Berkshire Hathaway, Inc. *	52	6,791,200

Railroads - 4.3%
Burlington Northern Santa Fe Corporation	49,345	4,560,958
Union Pacific Corporation	70,800	5,038,127

		9,599,085

Research & Consulting Services - 0.9%
Equifax, Inc.	57,900	1,994,655

Restaurants - 1.7%
McDonald’s Corporation	61,980	3,824,166

Soft Drinks - 1.6%
PepsiCo, Inc.	50,655	3,610,182

Specialty Chemicals - 1.0%
Rohm & Haas Company	31,100	2,177,000

Systems Software - 2.2%
Oracle Corporation *	233,585	4,744,111

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 1.6%
Altria Group, Inc.	50,500	$1,001,920
Philip Morris International, Inc.	50,500	2,429,050

		3,430,970
TOTAL COMMON STOCKS (cost $234,421,311)		$210,526,418
	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1.4%
Federal Home Loan Bank
0.25%, 10/2/2008	$2,000,000	$1,999,986
0.60%, 10/9/2008	1,000,000	999,867
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $2,999,853)		$2,999,853
	Principal Amount	Value
REPURCHASE AGREEMENT - 3.2%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $2,665,108 (Collateralized by FHLB, 10/21/08 with a value of $2,718,595)	$2,665,000	$2,665,000
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchae amount $4,403,179 (Collateralized by FHLB, 10/3/08 with a value of $4,491,776)	4,403,000	4,403,000
TOTAL REPURCHASE AGREEMENT (cost $7,068,000)		$7,068,000
Total Investments - 100.0% (cost $244,489,164)		$220,594,271
Liabilities, Less Cash & Other Assets - 0.0%		(60,620)

Total Net Assets - 100.0%		$220,533,651

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $244,627,500.

ADR	American Depositary Receipt

*	Non-income producing security
[1]	Portion of security is delayed in delivery due to executing broker’s bankruptcy declaration.

Schedule of Investments
September 30, 2008	SBL B (Large Cap Value Series)

	Shares	Value
COMMON STOCKS - 92.8%
Aerospace & Defense - 3.7%
United Technologies Corporation	209,400	$12,576,564

Air Freight & Logistics - 3.5%
FedEx Corporation	150,943	11,930,535

Broadcasting - 1.4%
CBS Corporation (Cl.B)	328,600	4,790,988

Building Products - 3.5%
USG Corporation *	470,000	12,032,000

Computer Hardware - 2.2%
Hewlett-Packard Company	159,000	7,352,160

Construction 3Materials - 1.7%
Vulcan Materials Company	78,300	5,833,350

Consumer Finance - 2.6%
Capital One Financial Corporation	121,600	6,201,600
First Marblehead Corporation	1,086,350	2,705,012

		8,906,612

Data Processing & Outsourced Services - 3.3%
Western Union Company	454,700	11,217,449

Department Stores - 2.2%
JC Penney Company, Inc.	224,800	7,494,832

Diversified Banks - 2.1%
Wells Fargo & Company	187,600	7,040,628

Diversified Chemicals - 1.6%
Dow Chemical Company	176,400	5,605,992

Drug Retail - 2.4%
CVS Caremark Corporation	245,800	8,273,628

Electric Utilities - 2.4%
Edison International	208,900	8,335,110

Electronic Manufacturing Services - 0.8%
Tyco Electronics, Ltd.	101,650	2,811,639

Health Care Equipment - 3.5%
Covidien, Ltd.	101,650	5,464,704
Hospira, Inc. *	164,700	6,291,540

		11,756,244

Health Care Services - 2.2%
Medco Health Solutions, Inc. *	170,600	7,677,000

Home Improvement Retail - 4.5%
Home Depot, Inc.	147,700	3,823,953
Lowe’s Companies, Inc.	480,600	11,385,414

		15,209,367

Hypermarkets & Super Centers - 7.4%
Costco Wholesale Corporation	142,700	9,265,511
Wal-Mart Stores, Inc.	264,900	15,864,861

		25,130,372

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 5.1%
General Electric Company	411,900	$10,503,449
McDermott International, Inc. 1,*	278,200	7,108,010

		17,611,459

Integrated Oil & Gas - 8.0%
Chevron Corporation	98,600	8,132,528
ConocoPhillips	41,200	3,017,900
Exxon Mobil Corporation	147,400	11,447,084
Sasol, Ltd. ADR	110,500	4,695,145

		27,292,657

Integrated Telecommunication Services - 1.1%
Windstream Corporation	331,932	3,631,336

Movies & Entertainment - 3.1%
News Corporation	116,800	1,400,432
Time Warner, Inc.	712,600	9,342,186

		10,742,618

Oil & Gas Equipment & Services - 1.7%
Halliburton Company	178,500	5,781,615

Oil & Gas Storage & Transportation - 2.1%
Williams Companies, Inc.	300,700	7,111,555

Other Diversified Financial Services - 2.4%
JPMorgan Chase & Company	172,000	8,032,400

Pharmaceuticals - 2.7%
Schering-Plough Corporation	497,800	9,194,366

Property & Casualty Insurance - 5.6%
Berkshire Hathaway, Inc. *	150	19,590,000

Railroads - 4.5%
Union Pacific Corporation	216,400	15,399,024

Research & Consulting Services - 1.7%
Equifax, Inc.	170,000	5,856,500

Specialty Chemicals - 2.0%
Rohm & Haas Company	97,400	6,818,000

Schedule of Investments
September 30, 2008	SBL B (Large Cap Value Series)

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 1.8%
Altria Group, Inc.	91,800	$1,821,312
Philip Morris International, Inc.	91,800	4,415,580

		6,236,892
TOTAL COMMON STOCKS (cost $311,427,821)		$317,272,892
	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 4.7%
Federal Home Loan Bank
2.05%, 10/1/2008	$2,300,000	$2,300,000
0.25%, 10/2/2008	3,800,000	3,799,792
1.80%, 10/3/2008	4,000,000	3,999,589
2.10%, 10/7/2008	3,000,000	2,999,625
0.60%, 10/9/2008	3,000,000	2,999,600
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $16,098,606)		$16,098,606
	Principal Amount	Value
REPURCHASE AGREEMENT - 3.5%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $11,935,484 (Collateralized by GNMA 2008-65 KP, 4.75%, 7/20/34 and FHLB, 1/12/09 with value of $8,159,920 and $4,013,780 respectively)	$11,935,000	$11,935,000
TOTAL REPURCHASE AGREEMENT (cost $11,935,000)		$11,935,000
Total Investments - 101.0% (cost $339,461,427)		$345,306,498
Liabilities, Less Cash & Other Assets - (1.0)%		(3,567,506)

Total Net Assets - 100.0%		$341,738,992

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $342,402,568.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Portion of security is delayed in delivery due to executing broker’s bankruptcy declaration.

Schedule of Investments
September 30, 2008	SBL C (Money Market Series)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 0.3%
Other Non-Agency - 0.3%
Pass Through’s - 0.3%
Small Business Administration Pools
#503308, 2.50%, 10/1/2008[1,2]	$75,495	$75,495
#503343, 2.63%, 10/1/2008[1,2]	135,757	135,757
#503347, 2.63%, 10/1/2008[1,2]	80,283	80,283
#503303, 2.50%, 10/1/2008[1,2]	188,710	188,873
#502163, 3.00%, 10/1/2008[1,2]	151,377	151,377
#502353, 2.75%, 10/1/2008[1,2]	35,697	35,697
#503295, 2.50%, 10/1/2008[1,2]	74,973	75,038

		742,520

		742,520
TOTAL MORTGAGE BACKED SECURITIES (cost $742,458)		$742,520
	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 26.8%
Federal Farm Credit Bank
2.07%, 1/14/2009	$1,000,000	$998,549
3.04%, 1/23/2009	2,500,000	2,497,908
2.05%, 2/4/2009	3,000,000	2,994,585
2.37%, 2/11/2009	2,500,000	2,498,015
2.75%, 6/5/2009	1,500,000	1,495,587
3.09%, 7/20/2009	3,000,000	2,996,046
3.66%, 7/28/2009	2,000,000	1,998,582
Federal Home Loan Bank
2.05%, 10/7/2008	7,800,000	7,797,335
2.08%, 10/8/2008	3,613,000	3,611,539
0.90%, 10/10/2008	2,100,000	2,099,528
2.35%, 10/15/2008	4,300,000	4,296,488
2.30%, 10/21/2008	1,200,000	1,198,467
2.58%, 11/4/2008	2,000,000	1,997,740
2.35%, 11/18/2008	2,500,000	2,492,167
2.16%, 11/21/2008	1,700,000	1,695,303
2.55%, 2/18/2009	2,500,000	2,500,950
2.75%, 2/27/2009	1,500,000	1,498,029
2.80%, 3/17/2009	3,500,000	3,491,683
2.40%, 4/7/2009	2,500,000	2,487,287
2.35%, 4/7/2009	2,500,000	2,486,653
2.65%, 4/30/2009	2,000,000	1,993,678
0.97%, 6/4/2009	1,500,000	1,498,767
3.00%, 6/18/2009	3,000,000	2,995,778
2.62%, 7/10/2009	3,000,000	2,995,050
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $62,687,415)		$62,615,714
	Principal Amount	Value
COMMERCIAL PAPER - 72.0%
Automotive - 7.5%
American Honda Finance
2.90%, 10/02/2008	$1,000,000	$999,919
2.20%, 10/07/2008	1,000,000	999,271
2.15%, 10/09/2008	2,000,000	1,998,114
2.20%, 10/16/2008	1,200,000	1,197,951
2.25%, 11/19/2008	1,700,000	1,691,011
2.24%, 11/25/2008	2,000,000	1,988,094
2.27%, 12/05/2008	1,000,000	992,912
2.20%, 12/10/2008	1,500,000	1,488,498

	Principal Amount	Value
COMMERCIAL PAPER (continued)
Automotive (continued)
Toyota Motor Credit Corporation
2.40%, 10/06/2008	$2,000,000	$1,999,254
2.54%, 12/01/2008	1,500,000	1,492,526
2.54%, 12/02/2008	1,200,000	1,193,921
2.54%, 12/09/2008	1,500,000	1,491,521

		17,532,992

Banking - 7.9%
Bank of America
2.55%, 10/15/2008	2,000,000	1,998,017
2.55%, 10/16/2008	1,500,000	1,498,394
Credit Suisse NY
2.50%, 10/14/2008	2,000,000	1,998,194
HSBC Bank-USA
2.55%, 11/12/2008	2,500,000	2,488,781
2.70%, 11/13/2008	2,600,000	2,588,055
Wells Fargo & Company, Inc.
2.35%, 10/03/2008	4,000,000	3,999,478
2.29%, 10/10/2008	2,000,000	1,998,855
2.58%, 11/06/2008	2,000,000	1,994,840

		18,564,614

Brokerage - 7.7%
Goldman Sachs Group, Inc.
2.32%, 10/14/2008	1,500,000	1,497,784
ING (US) Funding LLC
2.55%, 10/15/2008	1,000,000	999,277
2.58%, 10/17/2008	2,000,000	1,997,707
2.57%, 10/21/2008	3,400,000	3,395,138
2.59%, 11/03/2008	1,000,000	997,630
2.71%, 11/14/2008	1,200,000	1,194,360
JP Morgan Chase & Company
2.52%, 10/06/2008	1,500,000	1,499,070
2.60%, 10/16/2008	1,800,000	1,796,949
2.64%, 10/20/2008	1,700,000	1,696,394
2.42%, 11/07/2008	2,000,000	1,995,026
2.42%, 11/10/2008	1,000,000	995,724

		18,065,059

Consumer Products - 4.5%
Procter & Gamble Company
2.55%, 10/20/2008[3]	1,500,000	1,497,981
2.55%, 10/22/2008[3]	2,000,000	1,997,025
Procter & Gamble International Funding
2.08%, 10/07/2008[3]	1,000,000	999,653
2.10%, 10/27/2008[3]	1,100,000	1,097,836
2.28%, 11/14/2008[3]	2,000,000	1,992,900
2.17%, 11/17/2008[3]	1,000,000	996,200
2.12%, 11/24/2008[3]	1,000,000	995,611
2.12%, 12/03/2008[3]	1,000,000	994,850

		10,572,056

Contstruction Machinery - 0.4%
Caterpillar, Inc.
2.25%, 10/06/2008[3]	1,000,000	999,688

Diversified Manufacturing - 1.3%
General Electric Company
2.00%, 10/03/2008	3,000,000	2,999,667

Electric - 6.4%
Florida Power & Light Company
2.70%, 10/17/2008	3,000,000	2,996,400

Schedule of Investments
September 30, 2008	SBL C (Money Market Series)

	Principal Amount	Value
COMMERCIAL PAPER (continued)
Electric (continued)
FPL Group Capital, Inc.
3.45%, 10/01/2008[3]	$2,000,000	$2,000,000
2.40%, 10/20/2008[3]	2,000,000	1,997,467
Southern Company Funding Corporation
3.50%, 10/01/2008[3]	5,000,000	5,000,000
2.45%, 10/06/2008[3]	3,000,000	2,998,979

		14,992,846

Financial Companies - Captive - 4.4%
Caterpillar Financial Services Corporation
2.02%, 10/09/2008	2,000,000	1,999,102
General Electric Capital Corporation
2.39%, 11/03/2008	1,100,000	1,097,164
2.38%, 11/05/2008	2,000,000	1,994,500
2.38%, 11/19/2008	1,800,000	1,792,857
HSBC Finance Corporation
2.38%, 10/14/2008	1,500,000	1,498,711
International Lease Finance Company
2.88%, 10/02/2008	2,000,000	1,999,840

		10,382,174

Food & Beverage - 9.8%
Cargill, Inc.
3.15%, 10/10/2008[3]	3,000,000	2,997,638
Coca-Cola Company
2.35%, 10/24/2008	1,500,000	1,497,748
2.30%, 10/29/2008	1,500,000	1,497,317
2.40%, 10/30/2008	3,500,000	3,493,636
2.08%, 11/18/2008	2,500,000	2,490,189
Nestle Capital Corporation
2.15%, 10/22/2008[3]	1,000,000	998,594
2.15%, 10/23/2008[3]	2,000,000	1,997,045
2.00%, 10/31/2008[3]	1,200,000	1,198,000
2.01%, 11/24/2008[3]	2,000,000	1,992,444
2.01%, 12/03/2008[3]	1,500,000	1,493,359
2.10%, 01/06/2009[3]	1,100,000	1,092,224
PepsiCo, Inc.
2.55%, 10/16/2008	2,000,000	1,997,875

		22,746,069

Insurance - 1.5%
Swiss Re Treasury U.S. Corporation
2.70%, 11/21/2008[3]	3,500,000	3,480,875

Life Insurance - 4.5%
Prudential Funding LLC
2.35%, 10/17/2008	2,000,000	1,996,398
2.30%, 10/24/2008	2,000,000	1,994,943
2.41%, 10/28/2008	1,500,000	1,495,616
2.45%, 11/10/2008	1,500,000	1,493,585
2.37%, 11/12/2008	1,500,000	1,493,269
Prudential plc
2.81%, 11/10/2008[3]	2,000,000	1,991,379

		10,465,190

Non U.S. Banking - 8.2%
BNP Paribas Finance, Inc.
2.45%, 10/02/2008	1,135,000	1,134,923
2.59%, 10/08/2008	1,400,000	1,399,295
2.74%, 11/13/2008	1,000,000	995,406

	Principal Amount	Value
COMMERCIAL PAPER (continued)
Non U.S. Banking (continued)
BNP Paribas Finance, Inc. (continued)
2.73%, 12/09/2008	$1,500,000	$1,488,762
Royal Bank of Canada
2.51%, 10/28/2008	2,000,000	1,996,235
2.52%, 11/07/2008	2,000,000	1,994,820
2.51%, 11/10/2008	2,000,000	1,991,447
Westpac Banking Corporation
2.48%, 10/07/2008[3]	3,500,000	3,498,554
2.52%, 10/08/2008[3]	2,200,000	2,198,922
2.69%, 10/27/2008[3]	2,500,000	2,492,936

		19,191,300

Pharmaceuticals - 5.8%
AstraZeneca plc
2.02%, 10/15/2008[3]	1,700,000	1,698,665
2.07%, 11/12/2008[3]	1,200,000	1,195,958
Johnson & Johnson, Inc.
2.02%, 11/17/2008[3]	1,500,000	1,494,300
2.05%, 12/08/2008[3]	1,900,000	1,889,421
Pfizer, Inc.
2.21%, 10/01/2008[3]	1,200,000	1,199,925
2.17%, 10/08/2008[3]	1,000,000	999,498
2.20%, 10/29/2008[3]	1,500,000	1,497,433
2.08%, 11/07/2008[3]	2,000,000	1,994,152
2.10%, 12/02/2008[3]	1,500,000	1,492,401

		13,461,753

Retailers - 2.1%
Wal-Mart Stores, Inc.
2.10%, 11/03/2008[3]	2,000,000	1,996,150
2.05%, 11/06/2008[3]	3,000,000	2,993,850

		4,990,000
TOTAL COMMERCIAL PAPER (cost $168,535,154)		$168,444,283
	Principal Amount	Value
REPURCHASE AGREEMENT - 0.1%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $247,010 (Collateralized by FNMA, 11/26/08 with a value of $252,075)	$247,000	$247,000
TOTAL REPURCHASE AGREEMENT (cost $247,000)		$247,000
Total Investments - 99.2% (cost $232,212,027)		$232,049,517
Cash & Other Assets, Less Liabilities - 0.8%		1,769,251

Total Net Assets - 100.0%		$233,818,768

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $232,212,027.

plc	Public Limited Company

[1]	Variable rate security. Rate indicated is rate effective at September 30, 2008.
[2]	Maturity date indicated is next interest reset date.

Schedule of Investments
September 30, 2008	SBL C (Money Market Series)

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $67,451,913 (cost $67,483,124), or 28.8% of total net assets.

Schedule of Investments
September 30, 2008	SBL D (Global Series)

	Shares	Value
COMMON STOCKS - 99.1%

Bermuda - 6.2%
Accenture, Ltd.	204,651	$7,776,738
Aspen Insurance Holdings, Ltd.	111,000	3,052,500
Foster Wheeler, Ltd. *	272,500	9,839,975
Max Capital Group, Ltd.	54,900	1,275,327

		21,944,540

Brazil - 1.9%
BM&F BOVESPA S.A.	1,548,101	6,811,093

Cayman Islands - 2.7%
Herbalife, Ltd.	70,404	2,782,366
Shanda Interactive Entertainment, Ltd. ADR *	266,620	6,812,141

		9,594,507

China - 2.0%
ZTE Corporation [1]	1,824,000	6,908,767

France - 2.0%
France Telecom S.A. [1]	45,709	1,281,178
UBISOFT Entertainment 1,*	84,763	5,892,239

		7,173,417

Germany - 0.8%
Adidas AG [1]	55,963	2,987,336

Hong Kong - 3.3%
Link REIT [1,2]	5,570,256	11,578,900

Indonesia - 1.2%
Bumi Resources Tbk PT [1]	13,210,041	4,394,184

Ireland - 1.6%
Anglo Irish Bank Corporation plc [1]	1,013,583	5,745,513

Israel - 1.0%
Check Point Software Technologies *	161,090	3,663,187

Italy - 2.3%
Unione di Banche Italiane SCPA [1]	369,291	8,084,025

Japan - 8.3%
Astellas Pharma, Inc. [1]	69,867	2,932,723
Hosiden Corporation [1]	208,077	2,993,967
JGC Corporation [1]	570,454	9,142,547
Kirin Holdings Company, Ltd. [1]	216,635	2,843,433
Kyushu Electric Power Company, Inc. [1]	138,578	2,885,618
Suzuken Company, Ltd. [1]	94,540	2,869,975
Takeda Pharmaceutical Company, Ltd. [1]	57,600	2,897,198
West Japan Railway Company [1]	687	2,939,023

		29,504,484

Jersey - 1.1%
Randgold Resources, Ltd. ADR	91,810	3,766,964

	Shares	Value
COMMON STOCKS (continued)

Norway - 0.7%
Orkla ASA [1]	269,300	$2,476,627

Singapore - 2.3%
Singapore Press Holdings, Ltd. [1]	2,865,150	7,993,972

South Africa - 2.0%
Aveng, Ltd. [1]	926,978	7,055,025

Spain - 0.5%
Endesa S.A. [1]	49,085	1,792,288

Switzerland - 6.3%
ACE, Ltd.	134,315	7,270,471
Actelion, Ltd. 1,*	52,872	2,723,447
Lonza Group AG [1]	73,559	9,226,255
Novartis AG [1]	53,992	2,841,644

		22,061,817

United Kingdom - 8.3%
Cadbury plc [1]	892,604	9,023,349
GlaxoSmithKline plc [1]	131,288	2,842,672
Imperial Tobacco Group plc [1]	368,810	11,839,924
Standard Chartered plc [1]	224,208	5,514,087

		29,220,032

United States - 44.6%
Altria Group, Inc.	404,050	8,016,351
Amgen, Inc. *	47,659	2,824,749
Anadarko Petroleum Corporation	69,300	3,361,743
AO Smith Corporation	67,823	2,657,983
AT&T, Inc.	258,710	7,223,183
Biogen Idec, Inc. *	58,823	2,958,209
BJ’s Wholesale Club, Inc. *	51,668	2,007,818
Bob Evans Farms, Inc.	107,495	2,933,539
CA, Inc.	470,825	9,397,667
CKE Restaurants, Inc.	110,800	1,174,480
Consol Energy, Inc.	181,348	8,322,060
Constellation Energy Group, Inc.	112,600	2,736,180
Family Dollar Stores, Inc.	109,465	2,594,321
Forest Laboratories, Inc. *	104,000	2,941,120
General Electric Company	116,700	2,975,850
Jarden Corporation *	399,420	9,366,399
Johnson & Johnson	166,255	11,518,146
Joy Global, Inc.	224,169	10,118,989
Kroger Company	73,866	2,029,838
Lincare Holdings, Inc. *	89,408	2,690,287
Lockheed Martin Corporation	107,852	11,828,129
Magellan Health Services, Inc. *	69,800	2,865,988
Millipore Corporation *	40,200	2,765,760
National City Corporation	2,355,569	4,122,246
Oil States International, Inc. *	3,071	108,560
OSI Pharmaceuticals, Inc. *	64,415	3,175,015
Philip Morris International, Inc.	155,052	7,458,001
RadioShack Corporation	159,728	2,760,100
Reinsurance Group of America, Inc.	61,260	3,308,040
Ross Stores, Inc.	76,825	2,827,928
Sovereign Bancorp, Inc.	442,900	1,749,455
TECO Energy, Inc.	176,890	2,782,480
TJX Companies, Inc.	88,165	2,690,796
Trinity Industries, Inc.	125,399	3,226,516

Schedule of Investments
September 30, 2008	SBL D (Global Series)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Varian Medical Systems, Inc. *	46,900	$2,679,397
Wal-Mart Stores, Inc.	49,300	2,952,577
Watts Water Technologies, Inc.	94,936	2,596,500

		157,746,400
TOTAL COMMON STOCKS (Cost $401,951,544)		$350,503,078
	Principal Amount	Value
SHORT TERM INVESTMENTS - 3.3%
State Street Treasury Money Market Fund	$11,526,548	$11,526,548
TOTAL SHORT TERM INVESTMENTS (Cost $11,526,548)		$11,526,548
Total Investments - 102.4% (cost $413,478,092)		$362,029,626
Liabilities, Less Cash & Other Assets - (2.4%)		(8,348,505)

Total Net Assets - 100.0%		$353,681,121

INVESTMENT CONCENTRATION

At September 30, 2008, the investment diversification of the fund was as follows:

	% of Net
Industry	Assets	Value
Tobacco	7.6%	$27,314,276
Construction & Engineering	7.4	26,037,547
Pharmaceuticals	7.2	25,973,503
Diversified Banks	5.5	19,343,625
Construction & Farm Machinery & Heavy Trucks	3.8	13,345,505
Systems Software	3.7	13,060,854
Coal & Consumable Fuels	3.6	12,716,244
Home Entertainment Software	3.5	12,704,380
Life Sciences Tools & Services	3.4	11,992,015
Aerospace & Defense	3.3	11,828,129
Biotechnology	3.3	11,681,420
Retail REIT’s	3.3	11,578,900
Money Markets	3.3	11,526,548
Property & Casualty Insurance	3.0	10,322,971
Housewares & Specialties	2.6	9,366,399
Packaged Foods & Meats	2.6	9,023,349
Integrated Telecommunication Services	2.4	8,504,361
Publishing	2.3	7,993,972
IT Consulting & Other Services	2.2	7,776,738
Communications Equipment	2.0	6,908,767
Specialized Finance	1.9	6,811,093
Apparel Retail	1.6	5,518,724
Industrial Conglomerates	1.5	5,452,477
Hypermarkets & Super Centers	1.4	4,960,395
Electric Utilities	1.3	4,677,906
Reinsurance	1.3	4,583,367
Regional Banks	1.2	4,122,246
Restaurants	1.2	4,108,019
Gold	1.1	3,766,964
Oil & Gas Exploration & Production	1.0	3,361,743
Electronic Components	0.8	2,993,967
Apparel, Accessories & Luxury Goods	0.8	2,987,336
Railroads	0.8	2,939,023
Health Care Distributors	0.8	2,869,975

INVESTMENT CONCENTRATION (continued)

Industry	% of Net Assets	Value
Managed Health Care	0.8%	$2,865,988
Brewers	0.8	2,843,433
Multi-Utilities	0.8	2,782,480
Personal Products	0.8	2,782,366
Computer & Electronics Retail	0.8	2,760,100
Independent Power Producers & Energy Traders	0.8	2,736,180
Health Care Services	0.8	2,690,287
Health Care Equipment	0.8	2,679,397
Electrical Components & Equipment	0.8	2,657,983
Industrial Machinery	0.7	2,596,500
General Merchandise Stores	0.7	2,594,321
Food Retail	0.6	2,029,838
Thrifts & Mortgage Finance	0.5	1,749,455
Oil & Gas Equipment & Services	0.0	108,560

Total Investments	102.4	$362,029,626
Liabilities, Less Cash & Other Assets	(2.4)	(8,348,505)

Total Net Assets	100.0%	$353,681,121

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $415,547,700.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security
[1]

Security was subject to the fair value trigger at September 30, 2008. The total market value of securities subject to the trigger amounts to $139,705,917, (cost $162,143,144) or 39.5% of total net assets.

[2]	Security is a PFIC (Passive Foreign Investment Company)

Schedule of Investments
September 30, 2008	SBL E (Diversified Income Series)

	Principal Amount	Value
CORPORATE BOND - 33.5%
Banking - 4.4%
BankBoston Capital Trust IV
3.42%, 2028[1]	$1,200,000	$987,890
BOI Capital Funding No. 2, LP
5.57%, 2049[1,2,3]	650,000	374,986
Chase Capital III
3.36%, 2027[1]	1,200,000	970,316
Rabobank Capital Funding II
5.26%, 2049[1,2,3]	1,200,000	1,110,864
Standard Chartered plc
6.41%, 2049[1,2,3]	1,750,000	1,348,629
US Central Federal Credit Union
2.70%, 2009	170,455	165,319

		4,958,004

Building Materials - 0.5%
CRH America, Inc.
6.95%, 2012	600,000	599,993

Chemicals - 0.6%
PPG Industries, Inc.
7.40%, 2019	650,000	691,562

Electric - 3.3%
Arizona Public Service Company
6.38%, 2011	600,000	599,148
Cincinnati Gas & Electric
5.70%, 2012	600,000	597,342
East Coast Power LLC
7.07%, 2012	126,642	131,664
Kansas Gas & Electric
5.65%, 2021	639,044	603,864
Oncor Electric Delivery Company
6.38%, 2015	600,000	543,546
Pennsylvania Electric Company
6.05%, 2017	650,000	598,398
WPS Resources Corporation
6.11%, 2066[1]	900,000	689,869

		3,763,831

Financial - Other - 2.5%
Berkshire Hathaway Finance Corporation
4.75%, 2012	1,800,000	1,816,857
Willis North America, Inc.
5.63%, 2015	1,200,000	1,096,654

		2,913,511

Financial Companies - Noncaptive Consumer - 2.7%
Nelnet, Inc.
7.40%, 2036[1]	2,500,000	1,688,425
Residential Capital LLC
6.55%, 2009[1,2,3]	3,000,000	1,200,000
8.50%, 2012	650,000	130,000

		3,018,425

Financial Companies - Noncaptive Diversified - 1.6%
CIT Group Funding Company of Canada
4.65%, 2010	1,800,000	1,272,184
General Electric Capital Corporation
5.88%, 2012	600,000	581,605

		1,853,789

	Principal Amount	Value
CORPORATE BOND (continued)
Food & Beverage - 1.1%
General Mills, Inc.
5.70%, 2017	$1,200,000	$1,162,706

Health Care - 0.5%
Anthem, Inc.
6.80%, 2012	600,000	629,807

Independent Energy - 0.5%
Devon Financing Corporation ULC
6.88%, 2011	600,000	625,837

Insurance - Life - 0.8%
AIG SunAmerica Global Financing X
6.90%, 2032[2,3]	1,200,000	906,959

Insurance - Property & Casualty - 1.4%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	300,000	295,500
Nationwide Mutual Insurance Company
8.25%, 2031[2,3]	650,000	666,895
Navigators Group, Inc.
7.00%, 2016	700,000	675,549

		1,637,944

Integrated Energy - 1.7%
Petrobras International Finance Company
6.13%, 2016	2,000,000	1,885,000

Lodging - 0.8%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2013	1,000,000	942,530

Metals & Mining - 0.5%
United States Steel Corporation
6.05%, 2017	650,000	564,818

Natural Gas Pipelines - 0.2%
Express Pipeline, LP
6.47%, 2013[2,3]	226,000	238,803

Paper - 0.4%
Sino-Forest Corporation
9.13%, 2011[2,3]	500,000	495,000

Pharmaceuticals - 2.0%
AstraZeneca plc
5.90%, 2017	1,750,000	1,723,108
GlaxoSmithKline Capital, Inc.
4.85%, 2013	500,000	490,863

		2,213,971

Railroads - 1.0%
Canadian National Railway Company
6.25%, 2034	1,200,000	1,118,957

Schedule of Investments
September 30, 2008	SBL E (Diversified Income Series)

	Principal Amount	Value
CORPORATE BOND (continued)
REIT’s - 2.4%
Hospitality Properties Trust
6.70%, 2018	$1,500,000	$1,178,724
Reckson Operating Partnership, LP
5.15%, 2011	1,200,000	1,124,863
Rouse Company, LP
8.00%, 2009	550,000	484,000

		2,787,587

Technology - 0.5%
Science Applications International Corporation
7.13%, 2032	600,000	608,181

Telecommunications -
Wireless - 0.7%
Nextel Communications, Inc.
6.88%, 2013	1,200,000	816,000

Transportation Services - 0.6%
TTX Company
4.90%, 2015[2,3]	650,000	681,454

U.S. Banking - 0.4%
PartnerRe Finance II
6.44%, 2066[1]	650,000	469,769

Utility - Other - 2.4%
American Water Capital Corporation
6.09%, 2017	3,000,000	2,774,916

TOTAL CORPORATE BOND
(cost $45,755,976)		$38,359,354
	Principal Amount	Value
PREFERRED STOCK - 1.1%
Insurance Brokers - 0.4%
Woodbourne Capital Trust I
5.21%, 2008[1,2,4]	300,000	128,250
Woodbourne Capital Trust II
5.21%, 2008[1,2,4]	300,000	128,250
Woodbourne Capital Trust III
5.21%, 2008[1,2,4]	300,000	128,250
Woodbourne Capital Trust IV
5.21%, 2008[1,2,4]	300,000	128,250

		513,000

Property & Casualty
Insurance - 0.6%
Aspen Insurance Holdings, Ltd.
7.40%, 2017	48,000	681,600

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corporation
8.38%, 2012	16,000	26,080

	Principal Amount	Value
PREFERRED STOCK (continued)
Thrifts & Mortgage Finance (continued)
Federal National Mortgage Association
8.25%, 2010	$24,000	$52,320
4.38%, 2011	10,000	24,400

		102,800
TOTAL PREFERRED STOCK (cost $3,923,796)		$1,297,400
	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 42.5%
Other Non-Agency - 11.0%
C.M.O.’s - 11.0%
Chase Mortgage Finance Corporation 2005-A1 2A2, 5.24%, 2035[1]	$1,563,278	$1,436,997
Chaseflex Trust
2006-1, 5.94%, 2036[1]	2,972,061	2,736,541
Homebanc Mortgage Trust
2006-1, 6.11%, 2037[1]	1,426,137	1,206,868
JP Morgan Alternative Loan Trust
2006-S2, 5.81%, 2036	2,981,168	2,969,395
2006-S3, 6.00%, 2036	3,000,000	2,451,830
JP Morgan Mortgage Trust 2006-A3, 5.30%, 2036[1]	658,737	652,678
Washington Mutual, Inc. 2005-AR16 1A1, 5.10%, 2035[1]	1,280,148	1,209,674

		12,663,983

		12,663,983

U.S. Government Sponsored
Agencies - 27.7%
C.M.O.’s - 3.6%
Federal Home Loan Mortgage Corporation
FHR 2520 AG, 5.00%, 2016	1,167,473	1,176,485
FHR 188 H, 7.00%, 2021	1,339	1,390
Federal National Mortgage Association
FNR 1990-68 J, 6.95%, 2020	3,336	3,487
FNR 1990-103 K, 7.50%, 2020	1,113	1,137
FNR 2007-26 JB, 5.00%, 2032	3,000,000	2,895,497

		4,077,996

Pass Through’s - 24.1%
Federal Home Loan Mortgage Corporation
#E01378, 5.00%, 2018	1,465,499	1,471,498
#E01488, 5.00%, 2018	1,340,131	1,344,481
#E01538, 5.00%, 2018	1,354,230	1,357,939
#C44050, 7.00%, 2030	39,955	42,046
#C01079, 7.50%, 2030	16,428	17,793
#C50967, 6.50%, 2031	12,643	13,077
#C50964, 6.50%, 2031	65,647	67,387
#C01172, 6.50%, 2031	55,739	57,216
#C01210, 6.50%, 2031	69,817	72,213
#C01277, 7.00%, 2031	96,064	100,604
#C62801, 6.00%, 2032	132,200	134,613
#C01287, 6.50%, 2032	162,808	167,123
#C01292, 6.00%, 2032	294,545	299,920
#A16943, 6.00%, 2033	941,259	957,259
#A17903, 6.00%, 2034	1,097,990	1,114,939

Schedule of Investments
September 30, 2008	SBL E (Diversified Income Series)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored
Agencies (continued)
Pass Through’s (continued)
Federal National Mortgage Association
#254473, 5.50%, 2017	$1,216,094	$1,237,957
#839353, 5.50%, 2018	805,729	820,969
#720714, 4.50%, 2018	1,321,669	1,302,232
#555549, 5.00%, 2018	1,537,002	1,527,649
#750465, 5.00%, 2018	1,337,878	1,342,280
#780952, 4.00%, 2019	1,831,918	1,752,884
#252806, 7.50%, 2029	56,946	61,624
#252874, 7.50%, 2029	20,168	21,825
#535277, 7.00%, 2030	27,704	28,978
#190307, 8.00%, 2030	22,539	24,417
#541735, 8.00%, 2030	38,794	42,027
#253356, 8.00%, 2030	27,558	29,855
#551262, 7.50%, 2030	13,370	14,442
#535838, 6.50%, 2031	51,746	53,111
#585348, 6.50%, 2031	49,638	50,948
#591381, 6.50%, 2031	94,559	97,053
#254198, 6.00%, 2032	297,019	301,139
#545691, 6.50%, 2032	195,281	200,431
#254346, 6.50%, 2032	128,631	132,023
#254377, 6.00%, 2032	486,392	495,267
#659790, 6.50%, 2032	195,951	202,466
#254478, 6.00%, 2032	226,733	230,870
#254477, 5.50%, 2032	808,324	806,693
#666750, 6.00%, 2032	471,970	478,518
#658077, 5.50%, 2033	1,061,281	1,062,125
#689108, 5.50%, 2033	955,094	955,854
#688328, 5.50%, 2033	922,365	922,523
#709748, 5.50%, 2033	1,526,411	1,527,626
#713971, 5.50%, 2033	1,541,241	1,541,504
#754903, 5.50%, 2033	890,799	889,001
#725033, 6.00%, 2034	613,083	623,887
#255554, 5.50%, 2035	1,739,793	1,738,460

		27,734,746

		31,812,742

U.S. Government Sponsored
Securities - 3.8%
C.M.O.’s - 2.6%
Government National Mortgage Association
GNR 2008-17 A, 5.00%, 2035	2,945,381	2,940,532

Pass Through’s - 1.2%
Government National Mortgage Association
G2 181907, 9.50%, 2020	6,827	7,657
#301465, 9.00%, 2021	17,229	18,757
#305617, 9.00%, 2021	8,435	9,183
#313107, 7.00%, 2022	73,516	77,016
#369303, 7.00%, 2023	70,476	73,831
#352022, 7.00%, 2023	49,195	51,537
#780454, 7.00%, 2026	81,661	85,548
G2 2445, 8.00%, 2027	33,826	36,246
#462680, 7.00%, 2028	50,521	52,926
#482668, 7.00%, 2028	41,835	43,826
#781079, 7.50%, 2029	17,507	18,588
#518436, 7.25%, 2029	18,900	20,216

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored
Securities (continued)
Pass Through’s (continued)
Government National Mortgage Association (continued)
#494109, 7.50%, 2029	$23,015	$24,436
#510704, 7.50%, 2029	15,265	16,208
#479229, 8.00%, 2030	8,922	9,596
#479232, 8.00%, 2030	20,510	22,059
G2 2909, 8.00%, 2030	18,164	19,463
#508342, 8.00%, 2030	35,703	38,399
#561561, 6.50%, 2031	110,608	113,853
#564472, 6.50%, 2031	164,058	168,870
#538285, 6.50%, 2031	57,760	59,220
#552324, 6.50%, 2032	102,488	105,078
#781414, 5.50%, 2032	282,017	282,733

		1,355,246

		4,295,778
TOTAL MORTGAGE BACKED SECURITIES (cost $50,159,614)		$48,772,503
	Principal Amount	Value
ASSET BACKED SECURITIES - 0.8%
Home Equity Loans - 0.8%
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 3.47%, 2035[1]	$944,451	$905,684

TOTAL ASSET BACKED SECURITIES (cost $944,451)		$905,684
	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 5.8%
Federal Home Loan Bank
0.25%, 10/2/2008	$5,600,000	$5,599,803
0.60%, 10/9/2008	1,000,000	999,867
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $6,599,670)		$6,599,670
	Principal Amount	Value
U.S. GOVERNMENT SECURITIES - 9.7%
U.S. Treasury Bonds
5.38%, 2/15/2031	$1,000,000	$1,136,328
U.S. Treasury Notes
2.50%, 3/31/2013	6,000,000	5,903,904
3.50%, 5/31/2013	4,000,000	4,098,124
TOTAL U.S. GOVERNMENT SECURITIES (cost $10,970,661)		$11,138,356
	Principal Amount	Value
REPURCHASE AGREEMENT - 5.8%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $6,605,268 (Collateralized by FHLB,10/22/08 with a value of $6,737,992)	$6,605,000	$6,605,000
TOTAL REPURCHASE AGREEMENT (cost $6,605,000)		$6,605,000

Schedule of Investments
September 30, 2008	SBL E (Diversified Income Series)

Total Investments - 99.2%
(cost $124,959,168)	$113,677,967
Cash & Other Assets, Less Liabilities - 0.8%	920,189

Total Net Assets - 100.0%	$114,598,156

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $125,958,335.

plc	Public Limited Company

[1]	Variable rate security. Rate indicated is rate effective at September 30, 2008.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $7,023,590 (cost $10,011,962), or 6.1% of total net assets.
[4]	Security was fair valued by the Valuation Committee at September 30, 2008. The total market value of fair valued securities amounts to $513,000, (cost $1,205,796) or 0.4% of total net assets.

Schedule of Investments
September 30, 2008	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 99.5%
Advertising - 0.4%
Interpublic Group of Companies, Inc. *	9,200	$71,300
Omnicom Group, Inc.	4,500	173,520

		244,820

Aerospace & Defense - 3.2%
Boeing Company	5,071	290,822
General Dynamics Corporation	4,900	360,738
Honeywell International, Inc.	2,000	83,100
L-3 Communications Holdings, Inc.	2,700	265,464
Lockheed Martin Corporation	2,247	246,428
Northrop Grumman Corporation	4,722	285,870
Raytheon Company	3,300	176,583
United Technologies Corporation	2,065	124,024

		1,833,029

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	3,100	157,976
FedEx Corporation	100	7,904
United Parcel Service, Inc. (Cl.B)	2,093	131,629

		297,509

Airlines - 0.5%
Southwest Airlines Company	18,000	261,180

Apparel Retail - 0.8%
Gap, Inc.	13,600	241,808
Ltd. Brands, Inc.	11,200	193,984

		435,792

Apparel, Accessories & Luxury Goods - 0.8%
Coach, Inc. *	4,700	117,688
Jones Apparel Group, Inc.	10,900	201,759
Polo Ralph Lauren Corporation	600	39,984
V.F. Corporation	1,200	92,772

		452,203

Application Software - 0.1%
Adobe Systems, Inc. *	1,300	51,311
Autodesk, Inc. *	700	23,485

		74,796

Asset Management & Custody Banks - 0.9%
American Capital, Ltd.	800	20,408
Ameriprise Financial, Inc.	6,200	236,840
Bank of New York Mellon Corporation	7,155	233,110

		490,358

Biotechnology - 1.5%
Amgen, Inc. *	9,642	571,481
Biogen Idec, Inc. *	2,100	105,609
Gilead Sciences, Inc. *	3,700	168,646

		845,736

Brewers - 0.4%
Anheuser-Busch Companies, Inc.	2,100	136,248
Molson Coors Brewing Company	1,700	79,475

		215,723

Broadcasting - 0.9%
Comcast Corporation	25,336	497,345

Commercial Printing - 0.0%
RR Donnelley & Sons Company	500	12,265

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 2.1%
Cisco Systems, Inc. *	38,283	$863,665
Harris Corporation	400	18,480
Motorola, Inc.	2,000	14,280
Qualcomm, Inc.	7,824	336,197

		1,232,622

Computer & Electronics Retail - 0.8%
Best Buy Company, Inc.	6,700	251,250
RadioShack Corporation	12,600	217,728

		468,978

Computer Hardware - 4.2%
Apple, Inc. *	3,446	391,672
Dell, Inc. *	13,876	228,676
Hewlett-Packard Company	18,136	838,610
International Business Machines Corporation	7,816	914,160

		2,373,118

Computer Storage & Peripherals - 0.8%
EMC Corporation *	13,000	155,480
Lexmark International, Inc. *	6,600	214,962
QLogic Corporation *	6,800	104,448

		474,890

Construction & Engineering - 0.1%
Fluor Corporation	700	38,990

Construction & Farm Machinery & Heavy Trucks - 0.2%
Caterpillar, Inc.	94	5,602
Cummins, Inc.	2,200	96,184
Manitowoc Company, Inc.	2,600	40,430

		142,216

Consumer Finance - 0.7%
American Express Company	1,462	51,799
Capital One Financial Corporation	5,800	295,800
SLM Corporation *	3,900	48,126

		395,725

Data Processing & Outsourced Services - 1.1%
Affiliated Computer Services, Inc. *	4,900	248,087
Computer Sciences Corporation *	5,800	232,754
Fiserv, Inc. *	1,200	56,784
Total System Services, Inc.	1,000	16,400
Western Union Company	2,700	66,609

		620,634

Department Stores - 0.4%
Macy’s, Inc.	12,300	221,154

Distillers & Vintners - 0.3%
Brown-Forman Corporation	1,800	129,258
Constellation Brands, Inc. *	1,700	36,482

		165,740

Diversified Banks - 1.5%
Comerica, Inc.	1,900	62,301
U.S. Bancorp	3,825	137,777
Wachovia Corporation	11,228	39,298
Wells Fargo & Company	15,838	594,400

		833,776

Schedule of Investments
September 30, 2008	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS (continued)
Diversified Chemicals - 1.1%
Dow Chemical Company	8,789	$279,314
E.I. Du Pont de Nemours & Company	9,800	394,940

		674,254

Diversified Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	3,500	198,975

Drug Retail - 0.5%
CVS Caremark Corporation	9,200	309,672

Education Services - 0.0%
Apollo Group, Inc. *	100	5,930

Electric Utilities - 2.1%
Duke Energy Corporation	18,500	322,455
Edison International	6,678	266,452
Entergy Corporation	3,300	293,733
Exelon Corporation	1,000	62,620
FPL Group, Inc.	100	5,030
Pepco Holdings, Inc.	10,100	231,391

		1,181,681

Electrical Components & Equipment - 0.5%
Cooper Industries, Ltd.	5,800	231,710
Emerson Electric Company	2,000	81,580

		313,290

Electronic Manufacturing Services - 0.5%
Tyco Electronics, Ltd.	9,846	272,340

Environmental & Facilities Services - 0.2%
Allied Waste Industries, Inc. *	1,900	21,109
Waste Management, Inc.	2,500	78,725

		99,834

Fertilizers & Agricultural Chemicals - 0.7%
Monsanto Company	4,200	415,716

Food Distributors - 0.5%
SYSCO Corporation	10,200	314,466

Food Retail - 0.6%
Kroger Company	9,300	255,564
Safeway, Inc.	4,900	116,228

		371,792

General Merchandise Stores - 0.2%
Big Lots, Inc. *	3,400	94,622

Health Care Distributors - 0.4%
AmerisourceBergen Corporation	784	29,518
Cardinal Health, Inc.	3,600	177,408
McKesson Corporation	500	26,905

		233,831

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment - 2.2%
Baxter International, Inc.	3,400	$223,142
Boston Scientific Corporation *	11,400	139,878
Covidien, Ltd.	4,900	263,424
Medtronic, Inc.	10,225	512,273
St. Jude Medical, Inc. *	2,500	108,725

		1,247,442

Health Care Services - 0.4%
Express Scripts, Inc. *	3,300	243,606

Home Improvement Retail - 0.6%
Home Depot, Inc.	12,376	320,415
Lowe’s Companies, Inc.	1,200	28,428

		348,843

Homebuilding - 0.4%
Centex Corporation	4,100	66,420
KB Home	1,000	19,680
Lennar Corporation	4,000	60,760
Pulte Homes, Inc.	5,800	81,026

		227,886

Household Appliances - 0.2%
Stanley Works	2,300	96,002

Household Products - 2.5%
Procter & Gamble Company	20,229	1,409,758

Hypermarkets & Super Centers - 1.7%
Wal-Mart Stores, Inc.	16,113	965,008

Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. *	14,900	53,342

Industrial Conglomerates - 3.2%
3M Company	2,776	189,629
General Electric Company	54,069	1,378,759
Tyco International, Ltd.	8,200	287,164

		1,855,552

Industrial Machinery - 2.0%
Dover Corporation	5,900	239,245
Eaton Corporation	1,600	89,888
Illinois Tool Works, Inc.	6,800	302,260
Ingersoll-Rand Company, Ltd.	1,300	40,521
ITT Corporation	4,700	261,367
Parker Hannifin Corporation	3,600	190,800

		1,124,081

Industrial REIT’s - 0.2%
Prologis	2,100	86,667

Integrated Oil & Gas - 9.2%
Chevron Corporation	14,268	1,176,825
ConocoPhillips	11,417	836,295
Exxon Mobil Corporation [1]	31,841	2,472,773
Hess Corporation	900	73,872
Murphy Oil Corporation	3,100	198,834
Occidental Petroleum Corporation	7,500	528,375

		5,286,974

Schedule of Investments
September 30, 2008	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS (continued)
Integrated Telecommunication Services - 2.7%
AT&T, Inc.	26,982	$753,337
CenturyTel, Inc.	6,200	227,230
Embarq Corporation	5,600	227,080
Verizon Communications, Inc.	9,542	306,203

		1,513,850

Internet Retail - 0.3%
Amazon.com, Inc. *	1,500	109,140
Expedia, Inc. *	5,900	89,149

		198,289

Internet Software & Services - 1.0%
eBay, Inc. *	4,500	100,710
Google, Inc. *	875	350,455
Yahoo!, Inc. *	8,774	151,790

		602,955

Investment Banking & Brokerage - 1.6%
Charles Schwab Corporation	6,600	171,600
Goldman Sachs Group, Inc.	3,936	503,808
Merrill Lynch & Company, Inc.	12,553	317,591

		992,999

Leisure Products - 0.0%
Hasbro, Inc.	600	20,832
Life & Health Insurance - 1.4%
MetLife, Inc.	7,352	411,712
Prudential Financial, Inc.	5,300	381,600

		793,312

Life Sciences Tools & Services - 0.6%
Applied Biosystems, Inc.	1,800	61,650
Thermo Fisher Scientific, Inc. *	5,300	291,500

		353,150

Managed Health Care - 1.1%
Aetna, Inc.	6,000	216,660
Cigna Corporation	6,500	220,869
UnitedHealth Group, Inc.	3,020	76,678
WellPoint, Inc. *	2,084	97,469

		611,676

Movies & Entertainment - 1.8%
News Corporation	12,594	151,002
Time Warner, Inc.	32,958	432,079
Walt Disney Company	15,322	470,232

		1,053,313

Multi-Line Insurance - 0.9%
American International Group, Inc.	10,365	34,515
Assurant, Inc.	4,800	264,000
Hartford Financial Services Group, Inc.	5,600	229,544

		528,059

Multi-Utilities - 1.2%
Centerpoint Energy, Inc.	8,700	126,759
DTE Energy Company	6,200	247,690
PG&E Corporation	4,400	164,780
Public Service Enterprise Group, Inc.	4,400	144,276
Sempra Energy	500	25,235

		708,740

	Shares	Value
COMMON STOCKS (continued)
Office Electronics - 0.4%
Xerox Corporation	18,100	$208,693

Office REIT’s - 0.5%
Boston Properties, Inc.	3,000	280,980

Oil & Gas Drilling - 1.0%
ENSCO International, Inc.	4,300	247,809
Transocean, Inc.	3,179	349,181

		596,990

Oil & Gas Equipment & Services - 1.4%
BJ Services Company	6,500	124,345
Halliburton Company	900	29,151
National Oilwell Varco, Inc. *	6,062	304,494
Schlumberger, Ltd.	4,247	331,648

		789,638

Oil & Gas Exploration & Production - 1.7%
Apache Corporation	3,700	385,836
Devon Energy Corporation	3,900	355,680
Noble Energy, Inc.	4,400	244,596

		986,112

Oil & Gas Refining & Marketing - 0.2%
Valero Energy Corporation	3,284	99,505

Oil & Gas Storage & Transportation - 0.1%
Spectra Energy Corporation	3,200	76,160

Other Diversified Financial Services - 4.4%
Bank of America Corporation	24,529	858,515
Citigroup, Inc.	27,180	557,462
JPMorgan Chase & Company	17,910	836,397
Morgan Stanley	14,493	333,339

		2,585,713

Packaged Foods & Meats - 1.3%
Campbell Soup Company	6,800	262,480
General Mills, Inc.	4,400	302,368
HJ Heinz Company	1,800	89,838
Kraft Foods, Inc.	2,349	76,930

		731,616

Paper Packaging - 0.1%
Bemis Company, Inc.	1,100	28,732

Personal Products - 0.4%
Avon Products, Inc.	6,200	257,734

Pharmaceuticals - 6.9%
Abbott Laboratories	4,847	279,090
Bristol-Myers Squibb Company	575	11,989
Eli Lilly & Company	4,871	214,470
Forest Laboratories, Inc. *	6,300	178,164
Johnson & Johnson	18,783	1,301,285
Merck & Company, Inc.	14,976	472,643
Pfizer, Inc.	49,338	909,793
Schering-Plough Corporation	3,000	55,410
Watson Pharmaceuticals, Inc. *	2,900	82,650
Wyeth	12,555	463,782

		3,969,276

Schedule of Investments
September 30, 2008	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS (continued)
Property & Casualty Insurance - 0.9%
Progressive Corporation	7,700	$133,980
Travelers Companies, Inc.	8,281	374,301

		508,281

Railroads - 0.5%
CSX Corporation	2,400	130,968
Norfolk Southern Corporation	2,000	132,420
Union Pacific Corporation	600	42,696

		306,084

Regional Banks - 1.3%
BB&T Corporation	600	22,680
Huntington Bancshares, Inc.	12,700	101,473
Marshall & Ilsley Corporation	2,800	56,420
PNC Financial Services Group, Inc.	2,800	209,160
Regions Financial Corporation	9,200	88,320
SunTrust Banks, Inc.	5,400	242,946
Zions Bancorporation	500	19,350

		740,349

Residential REIT’s - 0.5%

Apartment Investment & Management Company	2,200	77,044
Equity Residential	4,500	199,845

		276,889

Restaurants - 0.9%
Darden Restaurants, Inc.	300	8,589
McDonald’s Corporation	7,875	485,888

		494,477

Semiconductors - 2.2%
Broadcom Corporation *	4,600	85,698
Intel Corporation	21,601	404,587
LSI Corporation *	14,800	79,328
National Semiconductor Corporation	11,900	204,799
Texas Instruments, Inc.	16,594	356,771
Xilinx, Inc.	6,500	152,425

		1,283,608

Soft Drinks - 2.0%
Coca-Cola Company	14,234	752,694
PepsiCo, Inc.	5,747	409,589

		1,162,283

Specialized Finance - 0.3%
NYSE Euronext	4,500	176,310

Specialized REIT’s - 0.4%
Host Hotels & Resorts, Inc.	16,400	217,956

Specialty Chemicals - 0.2%
Sigma-Aldrich Corporation	1,700	89,114

Steel - 0.5%
Nucor Corporation	4,011	158,435
United States Steel Corporation	1,500	116,415

		274,850

Systems Software - 4.0%
Microsoft Corporation	52,150	1,391,883
Oracle Corporation *	27,329	555,052
Symantec Corporation *	14,200	278,036

		2,224,971

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 1.9%
Altria Group, Inc.	15,100	$299,584
Lorillard, Inc.	800	56,920
Philip Morris International, Inc.	14,900	716,690

		1,073,194

Trucking - 0.1%
Ryder System, Inc.	700	43,400

Wireless Telecommunication Services - 0.3%
Sprint Nextel Corporation	29,700	181,170

TOTAL COMMON STOCKS (cost $63,864,619)		$57,101,423
	Principal Amount	Value
U.S. GOVERNMENT SECURITIES - 0.2%
U.S. Treasury Bill 2.06%, 12/4/2008	$140,000	$139,822
TOTAL U.S. GOVERNMENT SECURITIES (cost $139,487)		$139,822
Total Investments - 99.7% (cost $64,004,106)		$57,241,245
Cash & Other Assets, Less Liabilities-0.3%		184,428

Total Net Assets - 100.0%		$57,425,673

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $65,119,527.

*	Non-income producing security
[1]	Security is segregated as collateral for open futures contracts.

Schedule of Investments
September 30, 2008	SBL J (Mid Cap Growth Series)

	Shares	Value
COMMON STOCKS - 93.4%
Aerospace & Defense - 3.1%
Goodrich Corporation	126,645	$5,268,432

Apparel, Accessories & Luxury Goods - 2.7%
Phillips-Van Heusen Corporation	122,565	4,646,439

Asset Management & Custody Banks - 1.8%
T. Rowe Price Group, Inc.	57,925	3,111,152

Auto Parts & Equipment - 1.2%
BorgWarner, Inc.	65,130	2,134,310

Biotechnology - 8.3%
Genzyme Corporation *	107,030	8,657,656
Gilead Sciences, Inc. *	123,675	5,637,107

		14,294,763

Casinos & Gaming - 4.6%
Penn National Gaming, Inc. *	123,510	3,281,661
WMS Industries, Inc. *	144,085	4,404,677

		7,686,338

Coal & Consumable Fuels - 1.6%
Peabody Energy Corporation	61,760	2,779,200

Commodity Chemicals - 2.1%
Celanese Corporation	129,690	3,619,648

Communications Equipment - 1.8%
Foundry Networks, Inc. *	169,870	3,093,333

Data Processing & Outsourced Services - 2.1%
Alliance Data Systems Corporation *	58,030	3,677,941

Department Stores - 2.4%
JC Penney Company, Inc.	123,840	4,128,826

Electrical Components & Equipment - 2.7%
Ametek, Inc.	113,690	4,635,141

Electronic Manufacturing Services - 1.9%
Tyco Electronics, Ltd.	119,980	3,318,647

Fertilizers & Agricultural Chemicals - 5.2%
Agrium, Inc.	102,435	5,744,555
Mosaic Company	43,550	2,963,142

		8,707,697

Home Entertainment Software - 4.7%
Activision Blizzard, Inc. *	521,170	8,041,653

Hotels, Resorts & Cruise Lines - 1.7%
Marriott International, Inc.	111,645	2,912,818

	Shares	Value
COMMON STOCKS (continued)
Industrial Gases - 3.8%
AirGas, Inc.	69,045	$3,428,084
Praxair, Inc.	44,130	3,165,886

		6,593,970

Industrial Machinery - 0.4%
Thermoenergy Corporation 1,*	1,215,519	644,225

IT Consulting & Other Services - 2.9%
Cognizant Technology Solutions Corporation *	216,010	4,931,508

Leisure Facilities - 1.7%
Life Time Fitness, Inc. *	94,040	2,940,631

Life Sciences Tools & Services - 3.9%
Thermo Fisher Scientific, Inc. *	120,900	6,649,500

Multi-Line Insurance - 5.2%
Assurant, Inc.	98,855	5,437,025
HCC Insurance Holdings, Inc.	124,705	3,367,035

		8,804,060

Oil & Gas Equipment & Services - 4.4%
National Oilwell Varco, Inc. *	86,610	4,350,420
Weatherford International, Ltd. *	124,850	3,138,729

		7,489,149

Oil & Gas Storage & Transportation - 1.9%
Williams Companies, Inc.	139,720	3,304,378

Pharmaceuticals - 3.8%
Teva Pharmaceutical Industries, Ltd. ADR	141,025	6,457,535

Railroads - 4.1%
Union Pacific Corporation	99,870	7,106,750

Restaurants - 2.6%
Darden Restaurants, Inc.	158,050	4,524,972

Semiconductor Equipment - 1.9%
MEMC Electronic Materials, Inc. *	117,945	3,333,126

Semiconductors - 5.4%
Fairchild Semiconductor International, Inc. *	228,900	2,034,921
National Semiconductor Corporation	166,845	2,871,402
ON Semiconductor Corporation *	626,660	4,236,221

		9,142,544

Steel - 0.8%
Nucor Corporation	35,275	1,393,363

Schedule of Investments
September 30, 2008	SBL J (Mid Cap Growth Series)

	Shares	Value
COMMON STOCKS (continued)
Systems Software - 2.7%
Symantec Corporation *	234,600	$4,593,468

TOTAL COMMON STOCKS (cost $181,017,337)		$159,965,517
	Shares	Value
WARRANTS - 0.0%
Lime Energy Company
$1.00, 3/19/2009	6,150	7,036
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011	358,100	40,732
TOTAL WARRANTS (cost $974,541)		$47,768
	Principal Amount	Value
REPURCHASE AGREEMENT - 6.1%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08;repurchase amount $10,495,426 (Collateralized by FHLB, 2/27/09 with a value of $10,705,567)	$10,495,000	$10,495,000
TOTAL REPURCHASE AGREEMENT (cost $10,495,000)		$10,495,000
Total Investments - 99.5% (cost $192,486,878)		$170,508,285
Cash & Other Assets, Less Liabilities - 0.5%		778,203

Total Net Assets - 100.0%		$171,286,488

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $192,486,878.

ADR American	Depositary Receipt

*	Non-income producing security
[1]	Security is deemed illiquid. The total market value of illiquid securities is $644,225 (cost $1,296,000), or 0.4% of total net assets.

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 54.1%
Advertising - 0.2%
Lamar Advertising Company *	2,150	$66,414
Omnicom Group, Inc.	3,700	142,672

		209,086

Aerospace & Defense - 1.5%
American Science & Engineering, Inc.	200	11,946
Boeing Company	2,890	165,742
General Dynamics Corporation	2,500	184,050
Honeywell International, Inc.	2,500	103,875
Lockheed Martin Corporation	1,900	208,372
Northrop Grumman Corporation	2,000	121,080
Precision Castparts Corporation	400	31,512
Raytheon Company	1,300	69,563
Rockwell Collins, Inc.	1,900	91,371
Teledyne Technologies, Inc. *	300	17,148
Triumph Group, Inc.	300	13,713
United Technologies Corporation	5,210	312,912

		1,331,284

Agricultural Products - 0.1%
Archer-Daniels-Midland Company	1,700	37,247
Bunge, Ltd.	300	18,954

		56,201

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	3,900	135,876
United Parcel Service, Inc. (Cl.B)	2,100	132,069
UTi Worldwide, Inc.	900	15,318

		283,263

Airlines - 0.1%
Airtran Holdings, Inc. *	900	2,187
AMR Corporation *	700	6,874
Gol Linhas Aereas Inteligentes S.A. ADR	1,300	8,450
Skywest, Inc.	400	6,392
Southwest Airlines Company	3,100	44,981

		68,884

Aluminum - 0.1%
Alcoa, Inc.	3,600	81,288

Apparel Retail - 0.0%
American Eagle Outfitters, Inc. *	700	10,675
J Crew Group, Inc. *	300	8,571
Ross Stores, Inc.	500	18,405
Tween Brands, Inc. *	400	3,916

		41,567

Apparel, Accessories & Luxury Goods - 0.1%
Anvil Holdings, Inc. 1,*	30	120
Coach, Inc. *	2,600	65,104
Fossil, Inc. *	400	11,292

		76,516

Application Software - 0.3%
Autodesk, Inc. *	5,900	197,945
Cadence Design Systems, Inc. *	1,000	6,760
Factset Research Systems, Inc.	220	11,495
Jack Henry & Associates, Inc.	400	8,132
Salary.com, Inc. *	1,000	4,050
Symyx Technologies *	1,300	12,883
Taleo Corporation *	500	9,945

		251,210

	Shares	Value
COMMON STOCKS (continued)
Asset Management & Custody
Banks - 0.8%
Affiliated Managers Group, Inc. *	100	$8,285
Ameriprise Financial, Inc.	3,840	146,688
Bank of New York Mellon Corporation	3,300	107,514
BlackRock, Inc.	50	9,725
Eaton Vance Corporation	500	17,615
Franklin Resources, Inc.	1,200	105,756
Invesco, Ltd.	3,300	69,234
Northern Trust Corporation	1,000	72,200
State Street Corporation	3,100	176,328
Waddell & Reed Financial, Inc.	500	12,375

		725,720

Auto Parts & Equipment - 0.1%
Gentex Corporation	900	12,870
Johnson Controls, Inc.	1,700	51,561
WABCO Holdings, Inc.	200	7,108

		71,539

Automobile Manufacturers - 0.1%
General Motors Corporation	6,000	56,700
Thor Industries, Inc.	300	7,446
Winnebago Industries	500	6,460

		70,606

Automotive Retail - 0.0%
Carmax, Inc. *	600	8,400

Biotechnology - 1.2%
Alkermes, Inc. *	800	10,640
Amgen, Inc. *	5,010	296,943
Biogen Idec, Inc. *	1,400	70,406
BioMarin Pharmaceutical, Inc. *	400	10,596
Celgene Corporation *	2,800	177,184
Cephalon, Inc. *	645	49,981
Genentech, Inc. *	1,220	108,190
Genzyme Corporation *	100	8,089
Gilead Sciences, Inc. *	7,100	323,617
Human Genome Sciences, Inc. *	1,300	8,255
Incyte Corporation, Ltd. *	800	6,120
Martek Biosciences Corporation	300	9,426
Maxygen, Inc. *	1,100	4,653
Senomyx, Inc. *	1,100	4,983

		1,089,083

Brewers - 0.3%
Anheuser-Busch Companies, Inc.	3,400	220,592
Boston Beer Company, Inc. *	400	18,996
Compania Cervecerias Unidas S.A. ADR	1,300	41,899

		281,487

Broadcasting - 0.1%
Discovery Communications, Inc. *	4,066	57,753

		57,753

Building Products - 0.1%
Masco Corporation	5,000	89,700
Universal Forest Products, Inc.	400	13,964
USG Corporation *	400	10,240

		113,904

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS (continued)
Cable & Satellite - 0.4%
Cablevision Systems Corporation	2,500	$62,900
DISH Network Corporation *	600	12,600
Liberty Global, Inc. *	775	23,483
Liberty Media Corporation - Entertainment *	1,900	47,443
Scripps Networks Interactive, Inc. *	400	14,524
Shaw Communications, Inc. (Cl.B)	1,800	36,594
Sirius XM Radio, Inc. *	25,060	14,284
Time Warner Cable, Inc. *	7,100	171,749

		383,577

Casinos & Gaming - 0.4%
International Game Technology	6,000	103,079
Las Vegas Sands Corporation *	1,460	52,721
Melco Crown Entertainment, Ltd. ADR *	6,900	27,531
MGM Mirage *	2,701	76,979
Wynn Resorts, Ltd.	840	68,578

		328,888

Coal & Consumable Fuels - 0.3%
Arch Coal, Inc.	1,000	32,890
Consol Energy, Inc.	2,300	105,547
Foundation Coal Holdings, Inc.	200	7,116
Peabody Energy Corporation	1,700	76,500
Westmoreland Coal Company *	700	11,060

		233,113

Commodity Chemicals - 0.0%
Koppers Holdings, Inc.	300	11,223

Communications Equipment - 1.3%
Alcatel-Lucent ADR	20,672	79,380
Blue Coat Systems, Inc. *	800	11,352
Cisco Systems, Inc. *	12,500	282,000
Corning, Inc.	2,600	40,664
F5 Networks, Inc. *	700	16,366
Finisar Corporation *	4,100	4,141
Ixia *	1,500	11,055
JDS Uniphase Corporation *	10,300	87,138
Juniper Networks, Inc. *	10,100	212,807
Motorola, Inc.	16,000	114,240
Qualcomm, Inc.	9,000	386,730

		1,245,873

Computer & Electronics Retail - 0.0%
Best Buy Company, Inc.	525	19,688
GameStop Corporation *	400	13,684

		33,372

Computer Hardware - 2.2%
Apple, Inc. *	4,400	500,104
Avid Technology, Inc. *	600	14,436
Dell, Inc. *	13,000	214,240
Hewlett-Packard Company	10,000	462,400
International Business Machines Corporation	6,020	704,100
Palm, Inc.	3,300	19,701

		1,914,981

Computer Storage & Peripherals - 0.1%
EMC Corporation *	9,500	113,620

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.1%
Fluor Corporation	1,000	$55,700
Foster Wheeler, Ltd. *	1,200	43,332
Insituform Technologies, Inc. *	900	13,464
Quanta Services, Inc. *	400	10,804

		123,300

Construction & Farm Machinery & Heavy Trucks - 0.5%
Deere & Company	4,500	222,750
Joy Global, Inc.	1,000	45,140
Oshkosh Truck Corporation	340	4,474
Paccar, Inc.	2,700	103,113
Terex Corporation *	3,800	115,976

		491,453

Consumer Electronics - 0.0%
Harman International Industries, Inc.	400	13,628

Consumer Finance - 0.1%
American Express Company	1,800	63,774

Data Processing & Outsourced Services - 0.5%
Automatic Data Processing, Inc.	3,000	128,250
Computer Sciences Corporation *	1,500	60,195
Fiserv, Inc. *	1,000	47,320
Global Payments, Inc.	300	13,458
Heartland Payment Systems, Inc.	300	7,668
Mastercard, Inc.	300	53,199
Paychex, Inc.	1,400	46,242
Visa, Inc.	700	42,973
Western Union Company	3,900	96,213

		495,518

Department Stores - 0.3%
Kohl’s Corporation *	5,670	261,274

Diversified Banks - 0.9%
Barclays plc ADR	900	22,230
U.S. Bancorp	9,600	345,792
Wachovia Corporation	7,300	25,550
Wells Fargo & Company	14,840	556,945

		950,517

Diversified Chemicals - 0.4%
Cabot Corporation	430	13,665
Dow Chemical Company	1,900	60,382
E.I. Du Pont de Nemours & Company	6,651	268,036

		342,083

Diversified Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	2,069	117,623
Teck Cominco, Ltd. (Cl.B)	3,200	93,184

		210,807

Diversified Real Estate Activities - 0.0%
St. Joe Company	500	19,545

Diversified Support Services - 0.0%
Iron Mountain, Inc. *	1,025	25,020

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS (continued)
Drug Retail - 0.3%
CVS Caremark Corporation	6,568	$221,079
Walgreen Company	2,900	89,784

		310,863

Education Services - 0.1%
Apollo Group, Inc. *	900	53,370
Corinthian Colleges, Inc. *	900	13,500

		66,870

Electric Utilities - 0.8%
Duke Energy Corporation	3,700	64,491
Entergy Corporation	2,400	213,624
FirstEnergy Corporation	2,900	194,271
Great Plains Energy, Inc.	800	17,720
PPL Corporation	5,100	188,802

		678,908

Electrical Components & Equipment - 0.1%
AO Smith Corporation	400	15,676
Baldor Electric Company	400	11,524
Belden, Inc.	380	12,088
BTU International, Inc. *	900	7,920
Cooper Industries, Ltd.	800	31,960
General Cable Corporation *	300	10,689

		89,857

Electronic Components - 0.0%
AVX Corporation	1,400	14,266

Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. *	1,900	56,354
Flir Systems, Inc. *	400	15,368

		71,722

Electronic Manufacturing Services - 0.3%
Cyberoptics Corporation *	1,400	13,202
Plexus Corporation *	500	10,350
Tyco Electronics, Ltd.	9,575	264,845

		288,397

Environmental & Facilities Services - 0.2%
Allied Waste Industries, Inc. *	13,200	146,652
Republic Services, Inc.	1,500	44,970
Waste Connections, Inc. *	300	10,290

		201,912

Fertilizers & Agricultural Chemicals - 0.5%
American Vanguard Corporation	1,100	16,588
CF Industries Holdings, Inc.	400	36,584
Monsanto Company	3,000	296,939
Mosaic Company	350	23,814
Potash Corporation of Saskatchewan, Inc.	300	39,603

		413,528

Food Distributors - 0.1%
SYSCO Corporation	3,500	107,905

	Shares	Value
COMMON STOCKS (continued)
Food Retail - 0.1%
Casey’s General Stores, Inc.	300	$9,051
Kroger Company	2,100	57,708
Pantry, Inc. *	300	6,357
Supervalu, Inc.	1,900	41,230
Whole Foods Market, Inc.	600	12,018

		126,364

Footwear - 0.1%
Nike, Inc. (Cl.B)	1,180	78,942

Forest Products - 0.1%
Weyerhaeuser Company	1,000	60,580

Gas Utilities - 0.0%
National Fuel Gas Company	400	16,872
Southwest Gas Corporation	700	21,182

		38,054

General Merchandise Stores - 0.1%
Dollar Tree, Inc. *	300	10,908
Target Corporation	1,100	53,955

		64,863

Gold - 0.1%
Agnico-Eagle Mines, Ltd.	1,200	66,084

Health Care Distributors - 0.2%
AmerisourceBergen Corporation	1,800	67,770
Cardinal Health, Inc.	400	19,712
Henry Schein, Inc. *	200	10,768
McKesson Corporation	2,200	118,382

		216,632

Health Care Equipment - 1.4%
Aspect Medical Systems, Inc. *	600	3,120
Baxter International, Inc.	3,500	229,705
Becton Dickinson & Company	1,100	88,286
Boston Scientific Corporation *	4,800	58,896
Covidien, Ltd.	3,475	186,816
CR Bard, Inc.	400	37,948
Edwards Lifesciences Corporation *	260	15,018
Gen-Probe, Inc. *	150	7,958
Hologic, Inc. *	728	14,072
Hospira, Inc. *	600	22,920
Intuitive Surgical, Inc. *	300	72,294
Medtronic, Inc.	6,600	330,659
Micrus Endovascular Corporation *	400	5,580
Resmed, Inc. *	200	8,600
St. Jude Medical, Inc. *	1,600	69,584
STERIS Corporation	700	26,306
Stryker Corporation	1,400	87,220
Thoratec Corporation *	600	15,750
Zimmer Holdings, Inc. *	1,000	64,560

		1,345,292

Health Care Facilities - 0.0%
Community Health Systems, Inc. *	400	11,724
LifePoint Hospitals, Inc. *	300	9,642

		21,366

Health Care Services - 0.3%
Healthways, Inc. *	200	3,226
Medco Health Solutions, Inc. *	4,800	216,000
Omnicare, Inc.	510	14,673

		233,899

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS (continued)
Health Care Supplies - 0.0%
Dentsply International, Inc.	500	$18,770

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	800	23,160

Home Entertainment Software - 0.1%
Activision Blizzard, Inc. *	1,866	28,792
Electronic Arts, Inc. *	1,900	70,281

		99,073

Home Furnishings - 0.1%
Leggett & Platt, Inc.	2,400	52,296
Mohawk Industries, Inc. *	160	10,782

		63,078

Home Improvement Retail - 0.5%
Home Depot, Inc.	8,950	231,715
Lowe’s Companies, Inc.	9,400	222,686
Sherwin-Williams Company	500	28,580

		482,981

Homebuilding - 0.1%
Lennar Corporation	7,200	109,368
Toll Brothers, Inc. *	800	20,184

		129,552

Homefurnishing Retail - 0.3%
Bed Bath & Beyond, Inc. *	7,500	235,575
Rent-A-Center, Inc. *	800	17,824
Williams-Sonoma, Inc.	400	6,472

		259,871

Hotels, Resorts & Cruise Lines - 0.2%
Choice Hotels International, Inc.	300	8,130
Gaylord Entertainment Company *	400	11,748
Marriott International, Inc.	5,600	146,104

		165,982

Household Appliances - 0.0%
Stanley Works	600	25,044

Household Products - 1.6%
Clorox Company	2,000	125,380
Colgate-Palmolive Company	1,100	82,885
Energizer Holdings, Inc. *	200	16,110
Kimberly-Clark Corporation	3,400	220,456
Procter & Gamble Company	14,115	983,674

		1,428,505

Housewares & Specialties - 0.1%
Fortune Brands, Inc.	1,600	91,776

Human Resource & Employment Services - 0.1%
Manpower, Inc.	300	12,948
Monster Worldwide, Inc. *	600	8,946
Robert Half International, Inc.	1,500	37,125

		59,019

Hypermarkets & Super Centers - 0.9%
BJ’s Wholesale Club, Inc. *	300	11,658
Costco Wholesale Corporation	2,300	149,339
Wal-Mart Stores, Inc.	11,300	676,757

		837,754

	Shares	Value
COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.3%
AES Corporation *	10,700	$125,083
Constellation Energy Group, Inc.	1,400	34,020
Dynegy, Inc. *	11,114	39,788
Mirant Corporation *	620	11,340
NRG Energy, Inc. *	4,500	111,375
Reliant Energy, Inc. *	200	1,470

		323,076

Industrial Conglomerates - 1.3%
3M Company	3,900	266,409
General Electric Company	29,900	762,450
McDermott International, Inc. *	600	15,330
Tyco International, Ltd.	4,975	174,225

		1,218,414

Industrial Gases - 0.2%
Praxair, Inc.	2,600	186,524

Industrial Machinery - 0.7%
3D Systems Corporation *	800	11,400
Actuant Corporation	880	22,211
Danaher Corporation	5,100	353,941
Harsco Corporation	560	20,826
Illinois Tool Works, Inc.	3,900	173,355
ITT Corporation	1,200	66,732
John Bean Technologies Corporation *	108	1,367
Nordson Corporation	300	14,733

		664,565

Industrial REIT’s - 0.1%
AMB Property Corporation	500	22,650
EastGroup Properties, Inc.	400	19,416
Prologis	1,200	49,524

		91,590

Insurance Brokers - 0.2%
AON Corporation	3,000	134,880
Marsh & McLennan Companies, Inc.	700	22,232

		157,112

Integrated Oil & Gas - 4.3%
BP plc ADR	3,200	160,544
Chevron Corporation	10,550	870,164
ConocoPhillips	3,900	285,675
Exxon Mobil Corporation	25,780	2,002,074
Murphy Oil Corporation	3,100	198,834
Occidental Petroleum Corporation	3,000	211,350
Royal Dutch Shell plc (Cl.B) ADR	4,417	252,167
Total S.A. ADR	1,300	78,884

		4,059,692

Integrated Telecommunication Services - 1.0%
AT&T, Inc.	31,492	879,257

Internet Retail - 0.4%
Amazon.com, Inc. *	3,500	254,660
Drugstore.com *	4,000	9,400
Expedia, Inc. *	4,300	64,973

		329,033

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 0.7%
Ariba, Inc. *	500	$7,065
Art Technology Group, Inc. *	2,100	7,392
Digital River, Inc. *	200	6,480
Google, Inc. *	1,210	484,629
VeriSign, Inc. *	3,700	96,496
Websense, Inc. *	700	15,645

		617,707

Investment Banking & Brokerage - 0.7%
Charles Schwab Corporation	500	13,000
Goldman Sachs Group, Inc.	2,600	332,800
Merrill Lynch & Company, Inc.	5,100	129,030
Morgan Stanley	4,500	103,500
Raymond James Financial, Inc.	400	13,192
Stifel Financial Corporation *	495	24,701

		616,223

IT Consulting & Other Services - 0.2%
Accenture, Ltd.	4,500	171,000
RightNow Technologies, Inc. *	500	6,285

		177,285

Leisure Products - 0.1%
Mattel, Inc.	2,500	45,100
Pool Corporation	512	11,945

		57,045

Life & Health Insurance - 0.6%
Aflac, Inc.	1,300	76,375
MetLife, Inc.	5,200	291,200
Prudential Financial, Inc.	1,900	136,800
StanCorp Financial Group, Inc.	400	19,872

		524,247

Life Sciences Tools & Services - 0.1%
Charles River Laboratories
International, Inc. *	260	14,438
Covance, Inc. *	100	8,841
Illumina, Inc. *	400	16,212
Invitrogen Corporation *	492	18,598
Techne Corporation *	170	12,260
Waters Corporation *	1,000	58,180

		128,529

Managed Health Care - 0.6%
Aetna, Inc.	1,500	54,165
AMERIGROUP Corporation *	300	7,575
Cigna Corporation	3,100	105,338
Humana, Inc. *	2,600	107,120
UnitedHealth Group, Inc.	2,800	71,092
WellPoint, Inc. *	4,500	210,465

		555,755

Metal & Glass Containers - 0.0%
Myers Industries, Inc.	1,100	13,871
Owens-Illinois, Inc. *	400	11,760

		25,631

Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	2,000	74,600

	Shares	Value
COMMON STOCKS (continued)
Movies & Entertainment - 0.5%
Ascent Media Corporation *	198.3	$4,841
News Corporation	4,700	56,353
Time Warner, Inc.	22,400	293,663
Viacom, Inc. (Cl.B) *	1,400	34,776
Walt Disney Company	6,200	190,278

		579,911

Multi-Line Insurance - 0.2%
Assurant, Inc.	700	38,500
Hartford Financial Services Group, Inc.	800	32,792
Loews Corporation	1,900	75,031

		146,323

Multi-Utilities - 0.8%
Alliant Energy Corporation	500	16,105
Ameren Corporation	600	23,418
Centerpoint Energy, Inc.	4,100	59,737
NiSource, Inc.	1,200	17,712
OGE Energy Corporation	600	18,528
PG&E Corporation	2,300	86,135
Public Service Enterprise Group, Inc.	3,700	121,323
Sempra Energy	3,700	186,739
TECO Energy, Inc.	6,000	94,380
Xcel Energy, Inc.	2,700	53,973

		678,050

Office REIT’s - 0.2%
Boston Properties, Inc.	1,300	121,758
Duke Realty Corporation	1,000	24,580
SL Green Realty Corporation	351	22,745

		169,083

Office Services & Supplies - 0.0%
American Reprographics Company *	500	8,625
Herman Miller, Inc.	500	12,235

		20,860

Oil & Gas Drilling - 0.3%
Diamond Offshore Drilling, Inc.	200	20,612
Helmerich & Payne, Inc.	400	17,276
Nabors Industries, Ltd. *	2,100	52,332
Transocean, Inc.	2,025	222,426

		312,646

Oil & Gas Equipment & Services - 1.4%
Baker Hughes, Inc.	3,000	181,620
BJ Services Company	3,800	72,694
Complete Production Services, Inc. *	500	10,065
FMC Technologies, Inc. *	3,142	146,260
Halliburton Company	500	16,195
National Oilwell Varco, Inc. *	1,624	81,574
Schlumberger, Ltd.	9,200	718,428
Smith International, Inc.	1,000	58,640

		1,285,476

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Exploration & Production - 0.8%
Concho Resources, Inc. *	600	$16,566
Devon Energy Corporation	1,400	127,680
EOG Resources, Inc.	2,000	178,920
Forest Oil Corporation *	400	19,840
GeoMet, Inc. *	2,600	14,144
Mariner Energy, Inc. *	700	14,350
Newfield Exploration Company *	1,820	58,222
Noble Energy, Inc.	300	16,677
Range Resources Corporation	800	34,296
Ultra Petroleum Corporation *	500	27,670
Whiting Petroleum Corporation *	300	21,378
XTO Energy, Inc.	4,675	217,481

		747,224

Oil & Gas Refining & Marketing - 0.2%
Holly Corporation	500	14,460
Sunoco, Inc.	2,400	85,392
Valero Energy Corporation	2,900	87,870

		187,722

Oil & Gas Storage & Transportation - 0.2%
Spectra Energy Corporation	5,600	133,280
Williams Companies, Inc.	1,800	42,570

		175,850

Other Diversified Financial Services - 2.4%
Bank of America Corporation	15,676	548,660
Citigroup, Inc.	36,473	748,061
JPMorgan Chase & Company	21,636	1,010,401

		2,307,122

Packaged Foods & Meats - 0.4%
General Mills, Inc.	500	34,360
Kraft Foods, Inc.	8,725	285,744
Sara Lee Corporation	5,000	63,150
Tootsie Roll Industries, Inc.	591	17,086

		400,340

Paper Packaging - 0.0%
Smurfit-Stone Container Corporation *	1,600	7,520

Paper Products - 0.1%
Domtar Corporation *	2,000	9,200
International Paper Company	3,600	94,248
MeadWestvaco Corporation	1,500	34,965

		138,413

Personal Products - 0.1%
Avon Products, Inc.	2,000	83,140

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.3%
Abbott Laboratories	6,200	$356,996
Allergan, Inc.	2,800	144,200
Bristol-Myers Squibb Company	8,900	185,565
Elan Corporation plc ADR *	2,500	26,675
Eli Lilly & Company	4,440	195,493
GlaxoSmithKline plc ADR	3,964	172,275
Johnson & Johnson	12,558	870,019
Medicines Company *	500	11,610
Medicis Pharmaceutical Corporation	400	5,964
Merck & Company, Inc.	12,500	394,500
Pfizer, Inc.	9,173	169,150
Schering-Plough Corporation	8,200	151,454
Sepracor, Inc. *	330	6,042
Valeant Pharmaceuticals International *	700	14,329
Warner Chilcott, Ltd. *	1,600	24,192
Wyeth	7,400	273,356

		3,001,820

Property & Casualty Insurance - 0.6%
ACE, Ltd.	1,300	70,369
Axis Capital Holdings, Ltd.	2,400	76,104
Chubb Corporation	1,100	60,390
Employers Holdings, Inc.	500	8,690
Infinity Property & Casualty Corporation	310	12,772
Markel Corporation *	60	21,090
ProAssurance Corporation *	200	11,200
SeaBright Insurance Holdings, Inc. *	700	9,100
Selective Insurance Group	500	11,460
Travelers Companies, Inc.	4,114	185,953
White Mountains Insurance Group, Ltd.	25	11,744
XL Capital, Ltd.	4,500	80,730

		559,602

Publishing - 0.0%
McGraw-Hill Companies, Inc.	800	25,288
Scholastic Corporation	400	10,272

		35,560

Railroads - 0.5%
Canadian National Railway Company	2,200	105,226
CSX Corporation	1,600	87,312
Norfolk Southern Corporation	1,000	66,210
Union Pacific Corporation	2,500	177,900

		436,648

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS (continued)
Regional Banks - 0.8%
BB&T Corporation	800	$30,240
Citizens Republic Bancorp, Inc.	1,300	4,004
City National Corporation	300	16,290
Commerce Bancshares, Inc.	462	21,437
East West Bancorp, Inc.	500	6,850
First Horizon National Corporation	8,244	78,318
Glacier Bancorp, Inc.	800	19,816
Home Bancshares, Inc.	756	19,558
Marshall & Ilsley Corporation	6,099	122,895
National City Corporation	20,200	35,350
Pinnacle Financial Partners, Inc. *	400	12,320
PNC Financial Services Group, Inc.	3,600	268,919
Popular, Inc.	1,500	12,435
Provident Bankshares Corporation	800	7,768
Sandy Spring Bancorp, Inc.	600	13,260
Signature Bank NY *	300	10,464
UCBH Holdings, Inc.	1,100	7,051
Westamerica Bancorporation	400	23,012
Western Alliance Bancorp *	600	9,276
Wilmington Trust Corporation	500	14,415

		733,678

Reinsurance - 0.0%
Everest Re Group, Ltd.	200	17,306

Research & Consulting Services - 0.1%
Advisory Board Company *	300	9,048
Corporate Executive Board Company	370	11,563
Dun & Bradstreet Corporation	100	9,436
FTI Consulting, Inc. *	200	14,448
Huron Consulting Group, Inc. *	100	5,698
Navigant Consulting, Inc. *	600	11,934

		62,127

Residential REIT’s - 0.2%
Camden Property Trust	500	22,930
Equity Residential	3,900	173,199

		196,129

Restaurants - 0.5%
McDonald’s Corporation	5,400	333,179
Sonic Corporation *	600	8,742
Yum! Brands, Inc.	5,000	163,050

		504,971

Retail REIT’s - 0.3%
Regency Centers Corporation	400	26,676
Simon Property Group, Inc.	2,000	194,000
Weingarten Realty Investors	700	24,969

		245,645

Semiconductor Equipment - 0.1%
ASML Holding N.V. *	2	35
Kla-Tencor Corporation	1,100	34,815
MEMC Electronic Materials, Inc. *	1,100	31,086

		65,936

	Shares	Value
COMMON STOCKS (continued)
Semiconductor Equipment - 0.1%
Advanced Energy Industries, Inc. *	900	$12,312
Applied Materials, Inc.	6,700	101,371
Cymer, Inc. *	400	10,132
Varian Semiconductor Equipment Associates, Inc. *	450	11,304

		135,119

Semiconductors - 1.0%
Analog Devices, Inc.	2,000	52,700
Broadcom Corporation *	4,800	89,424
Intel Corporation	14,100	264,093
Intersil Corporation	900	14,922
Marvell Technology Group, Ltd. *	12,700	118,110
Maxim Integrated Products, Inc.	600	10,800
National Semiconductor Corporation	2,900	49,909
Semtech Corporation *	900	12,564
Texas Instruments, Inc.	11,100	238,650
Virage Logic Corporation *	1,300	7,670
Xilinx, Inc.	2,800	65,660
Zoran Corporation *	889	7,254

		931,756

Soft Drinks - 1.5%
Coca-Cola Company	11,200	592,256
Coca-Cola Enterprises, Inc.	5,500	92,235
Dr Pepper Snapple Group, Inc. *	2,400	63,552
PepsiCo, Inc.	8,100	577,287

		1,325,330

Specialized Consumer Services - 0.2%
H&R Block, Inc.	7,200	162,360
Jackson Hewitt Tax Service, Inc.	500	7,670

		170,030

Specialized Finance - 0.2%
CIT Group, Inc.	2,700	18,792
CME Group, Inc.	250	92,878
Interactive Brokers Group, Inc. *	400	8,868
IntercontinentalExchange, Inc. *	300	24,204
Moody’s Corporation	400	13,600
Nasdaq OMX Group *	500	15,285

		173,627

Specialized REIT’s - 0.0%
LaSalle Hotel Properties	1,000	23,320
Potlatch Corporation	455	21,107

		44,427

Specialty Chemicals - 0.1%
Albemarle Corporation	400	12,336
Arch Chemicals, Inc.	600	21,180
Ecolab, Inc.	800	38,816
International Flavors & Fragrances, Inc.	600	23,676
Sigma-Aldrich Corporation	600	31,452

		127,460

Specialty Stores - 0.0%
AC Moore Arts & Crafts, Inc. *	700	4,389
Dick’s Sporting Goods, Inc. *	460	9,007
Hibbett Sports, Inc. *	700	14,014

		27,410

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS (continued)
Steel - 0.2%
Carpenter Technology Corporation	200	$5,130
Cleveland-Cliffs, Inc.	900	47,646
Haynes International, Inc. *	200	9,366
Nucor Corporation	1,300	51,350
Sims Group, Ltd. ADR	615	14,207
Steel Dynamics, Inc.	1,000	17,090

		144,789

Systems Software - 1.7%
McAfee, Inc. *	700	23,772
Microsoft Corporation	44,600	1,190,374
Oracle Corporation *	10,400	211,224
Red Hat, Inc. *	8,800	132,616

		1,557,986

Technology Distributors - 0.0%
SYNNEX Corporation *	600	13,404
Tech Data Corporation *	500	14,925

		28,329

Textiles - 0.0%
Culp, Inc. *	900	5,328

Thrifts & Mortgage Finance - 0.0%
BankAtlantic Bancorp, Inc.	400	3,280

Tobacco - 0.7%
Alliance One International, Inc. *	1,700	6,460
Lorillard, Inc.	1,900	135,185
Philip Morris International, Inc.	11,230	540,163

		681,808

Trading Companies & Distributors - 0.0%
Applied Industrial Technologies, Inc.	500	13,465
H&E Equipment Services, Inc. *	400	3,864

		17,329

Trucking - 0.0%
Dollar Thrifty Automotive Group *	600	1,158
Knight Transportation, Inc. *	1,000	16,970

		18,128

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV ADR	1,700	78,812
American Tower Corporation *	3,230	116,183
Crown Castle International Corporation *	3,100	89,807
Leap Wireless International, Inc. *	200	7,620
MetroPCS Communications, Inc. *	7,100	99,329
NII Holdings, Inc. *	1,300	49,296
NTELOS Holdings Corporation	800	21,512
Sprint Nextel Corporation	25,400	154,940
Vodafone Group plc ADR	7,300	161,330

		778,829
TOTAL COMMON STOCKS (cost $54,696,826)		$50,216,578
	Shares	Value
FOREIGN STOCKS - 11.5%
Australia - 0.6%
Australia & New Zealand Banking Group, Ltd. [2]	4,907	$75,793
BHP Billiton, Ltd. [2]	5,361	138,663
Boral, Ltd. [2]	7,150	35,495
CSL, Ltd. 2,*	3,392	102,738

	Shares	Value
FOREIGN STOCKS% (continued)
Australia (continued)
Goodman Fielder, Ltd. [2]	26,795	$30,389
Harvey Norman Holdings, Ltd. [2]	14,141	35,610
Lion Nathan, Ltd. [2]	9,044	67,696
Macquarie Group, Ltd. [2,3]	1,121	34,510
Mirvac Group [2,3]	7,621	15,531
Pacific Brands, Ltd. [2]	17,296	27,031
QBE Insurance Group, Ltd. [2]	3,691	79,583
Suncorp-Metway, Ltd. [2]	4,553	34,599
Telstra Corporation, Ltd. [2]	13,901	46,627

		724,265

Austria - 0.1%
Erste Group Bank AG [2]	2,237	111,286

Belgium - 0.0%
KBC Groep N.V. [2]	519	45,115
Umicore [2]	1,155	35,643

		80,758

Bermuda - 0.2%
Esprit Holdings, Ltd.	8,000	49,587
Sun’s Group, Ltd. *	192,000	86,315

		135,902

Cayman Islands - 0.1%
Hutchison Telecommunications International, Ltd. *	49,000	54,719
Subsea 7, Inc. *	3,100	41,932

		96,651

China - 0.1%
China Oilfield Services, Ltd. [2]	36,000	33,353
China Railway Group, Ltd. 2,*	180,000	109,779

		143,132

Denmark - 0.1%
Danske Bank A/S [2]	2,200	52,928

Finland - 0.2%
Cargotec Corporation (Cl.B) [2]	1,294	26,415
Nokia Oyj [2]	4,533	84,484
Sanoma-WSOY Oyj [2]	3,030	57,256

		168,155

France - 1.6%
Alcatel-Lucent [2]	13,256	51,047
AXA S.A. [2]	5,664	185,272
BNP Paribas [2]	1,466	139,837
Bouygues [2]	1,517	68,670
Bureau Veritas S.A. [2]	1,078	55,112
CNP Assurances [2]	929	104,854
EDF Energies Nouvelles S.A. [2]	912	45,409
France Telecom S.A. [2]	2,476	69,400
L’Oreal S.A. [2]	1,171	114,819
Pernod-Ricard S.A. [2]	1,487	130,895
PPR [2]	869	77,699
Sanofi-Aventis S.A. [2]	1,806	118,649
Societe Generale [2]	393	35,277
Total S.A. [2]	2,718	164,997

		1,361,937

Germany - 0.9%
Adidas AG [2]	1,263	67,420
BASF AG [2]	2,317	110,385
Bayerische Motoren Werke AG 2,*	2,681	103,841
Deutsche Euroshop AG 2.3	1,743	56,734
E.ON AG [2]	4,561	229,417
Fresenius SE [2]	1,249	90,831

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Shares	Value
FOREIGN STOCKS% (continued)
Germany (continued)
Merck KGAA [2]	927	$98,786
Muenchener Rueckversicherungs AG [2]	657	99,032
Wacker Chemie AG [2]	319	45,510

		901,956

Hong Kong - 0.1%
China Overseas Land & Investment, Ltd. [2]	36,000	43,632
Hong Kong & China Gas Company, Ltd. [2]	20,000	45,653
Hutchison Whampoa, Ltd. [2]	8,700	66,818
Television Broadcasts, Ltd. [2]	7,000	29,725

		185,828

Ireland - 0.1%
Allied Irish Banks plc [2]	8,137	66,841
DCC plc [2]	4,084	78,662

		145,503

Italy - 0.5%
Banco Popolare SC [2]	2,946	45,731
Enel SpA [2]	11,394	95,044
Finmeccanica SpA [2]	4,360	94,445
Intesa Sanpaolo SpA [2]	18,841	103,542
Prysmian SpA [2]	3,163	62,173
Saipem SpA [2]	3,101	92,718

		493,653

Japan - 2.2%
Aisin Seiki Company, Ltd. [2]	1,300	31,804
Aoyama Trading Company, Ltd. [2]	600	8,009
Asahi Kasei Corporation [2]	4,000	16,812
Astellas Pharma, Inc. [2]	700	29,383
Bank of Yokohama, Ltd. [2]	10,000	49,483
Benesse Corporation [2]	1,200	48,963
Canon, Inc. [2]	1,000	37,872
Central Japan Railway Company [2]	7	65,938
Chugai Pharmaceutical Company, Ltd. [2]	3,300	53,720
Coca-Cola West Holdings Company, Ltd. [2]	2,100	47,405
Fanuc, Ltd. [2]	400	30,062
Goldcrest Company, Ltd. [2]	1,160	17,148
Hamamatsu Photonics KK [2]	2,200	53,642
Hitachi Chemical Company, Ltd. [2]	2,800	37,535
Honda Motor Company, Ltd. [2]	1,200	36,362
Hosiden Corporation [2]	3,900	56,116
JS Group Corporation [2]	1,400	17,606
Jupiter Telecommunications Company, Ltd. [2]	97	69,769
KDDI Corporation [2]	14	79,224
Kirin Holdings Company, Ltd. [2]	4,000	52,502
Kobayashi Pharmaceutical Company, Ltd. [2]	1,000	30,524
Kobe Steel, Ltd. [2]	21,000	42,214
Koito Manufacturing Company, Ltd. [2]	3,000	28,046
Makita Corporation [2]	800	16,371
Mitsubishi Corporation [2]	7,000	145,871
Mitsubishi Electric Corporation [2]	10,000	67,401
Mitsui & Company, Ltd. [2]	5,000	62,007
Modec, Inc. [2]	1,200	28,257
Nikon Corporation [2]	2,000	47,928
Nippon Electric Glass Company, Ltd. [2]	4,000	36,196

	Shares	Value
FOREIGN STOCKS (continued)
Japan (continued)
Nippon Yusen KK [2]	6,000	$39,071
Nissha Printing Company, Ltd. [2]	1,000	48,238
NS Solutions Corporation [2]	2,000	28,918
Rohto Pharmaceutical Company, Ltd. [2]	3,000	33,883
Sony Corporation [2]	1,600	49,289
Sony Financial Holdings, Inc. [2]	13	51,130
Sumco Corporation [2]	3,300	52,178
Sumitomo Mitsui Financial Group, Inc. [2]	6	37,579
Sumitomo Trust & Banking Company, Ltd. [2]	12,000	79,867
Terumo Corporation [2]	900	46,899
Toho Pharmaceutical Company, Ltd. [2]	900	12,745
Tokio Marine Holdings, Inc. [2]	1,500	55,014
Toshiba Machine Company, Ltd. [2]	5,000	17,473
Tosoh Corporation [2]	6,000	17,687
Toyota Motor Corporation [2]	2,600	111,043
Wacom Company, Ltd. [2]	18	33,461

		2,058,645

Mexico - 0.1%
Cemex S.A. de CV *	11,396	19,726
Grupo Financiero Banorte SAB de CV	17,016	54,390

		74,116

Netherlands - 0.3%
ASML Holding N.V. [2]	2,592	45,266
Fugro N.V. [2]	917	54,111
ING Groep N.V. [2]	2,632	56,383
Koninklijke Philips Electronics N.V. [2]	2,419	65,585

		221,345

Norway - 0.5%
Orkla ASA [2]	5,200	47,822
StatoilHydro ASA [2]	7,400	175,737
Tandberg ASA [2]	2,400	32,681
Telenor ASA [2]	6,500	80,889

		337,129

Republic of Korea - 0.1%
LG Display Company, Ltd. [2]	1,590	40,501
Samsung Electronics Company, Ltd. 2,*	103	47,205

		87,706

Singapore - 0.4%
DBS Group Holdings, Ltd. [2]	7,000	83,424
Jardine Cycle & Carriage, Ltd. 2,*	3,000	33,001
SembCorp Industries, Ltd. [2]	23,900	54,755
StarHub, Ltd. [2]	26,250	47,604
Venture Corporation, Ltd. [2]	4,000	21,763

		240,547

Spain - 0.4%
Acciona S.A. [2]	527	80,261
Banco Santander S.A. [2]	9,157	137,201
Iberdrola Renovables S.A. 2,*	17,924	78,261
Industria de Diseno Textil S.A. [2]	2,089	88,328
Telefonica S.A. [2]	7,364	174,969

		559,020

Sweden - 0.4%
Autoliv, Inc. [2]	1,050	35,624
Elekta AB [2]	3,403	58,056
Nordea Bank AB [2]	6,527	77,868

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Shares	Value
FOREIGN STOCKS (continued)
Sweden (continued)
SSAB Svenskt Stal AB [2]	5,462	$86,789
Swedbank AB [2]	2,200	28,741

		287,078

Switzerland - 0.8%
ABB, Ltd. [2]	3,280	63,539
Julius Baer Holding AG [2]	1,367	67,957
Nestle S.A. [2]	8,223	355,251
Roche Holding AG [2]	1,297	202,963
Syngenta AG [2]	260	54,810

		744,520

Taiwan - 0.1%
Acer, Inc. [2]	35,677	60,663

United Kingdom - 1.6%
Aegis Group plc [2]	15,508	26,044
Arriva plc [2]	2,621	32,598
Aviva plc [2]	9,811	85,341
Brown Group plc [2]	8,729	34,652
Carillion plc [2]	9,561	44,692
Charter plc [2]	2,973	33,123
Close Brothers Group plc [2]	2,270	22,901
Dairy Crest Group plc [2]	6,832	49,049
GKN plc [2]	12,923	45,936
Informa plc [2]	3,670	20,671
Intermediate Capital Group plc [2]	2,732	59,845
Logica plc [2]	10,857	21,232
Mitchells & Butlers plc [2]	6,558	25,987
Premier Oil plc 2,*	1,400	24,440
Prudential plc [2]	6,329	57,680
QinetiQ plc [2]	14,946	55,638
Rolls-Royce Group plc [2]	6,629	40,089
Royal Bank of Scotland Group plc [2]	34,894	112,573
Scottish & Southern Energy plc [2]	4,896	124,697
Standard Chartered plc [2]	4,558	112,098
Tesco plc [2]	25,827	179,586
Unilever plc [2]	4,264	115,733
WPP Group plc [2]	5,577	45,113
Xstrata plc [2]	2,290	71,332

		1,441,050
TOTAL FOREIGN STOCKS (cost $13,417,415)		$10,713,773
	Shares	Value
WARRANTS - 0.0%
Anvil (Cl. A)
$1.00, 2/28/2012[1]	333	167
Anvil (Cl. B)
$1.00, 2/28/2012[1]	370	37
TOTAL WARRANTS (cost $3,850)		$204
	Principal Amount	Value
CORPORATE BOND - 10.6%
Aerospace & Defense - 0.2%
Bombardier, Inc.
6.75%, 2012[4,5]	$50,000	$48,000
Lockheed Martin Corporation
4.12%, 2013	25,000	24,169
United Technologies Corporation
5.38%, 2017	20,000	19,332
5.40%, 2035	20,000	17,928

		109,429

	Principal Amount	Value
CORPORATE BOND (continued)
Automotive - 0.4%
DaimlerChrysler North America
Holding Corporation
3.24%, 2009[6]	$55,000	$54,753
6.50%, 2013	30,000	29,276
Erac USA Finance Company
5.60%, 2015[1,4,5]	40,000	32,998
Ford Motor Credit Company LLC
7.12%, 2012[6]	100,000	92,452
Hertz Corporation
8.88%, 2014	50,000	43,125
10.50%, 2016	100,000	83,500

		336,104

Banking - 0.8%
Bank of America Corporation
5.65%, 2018	170,000	143,190
Bank of New York Mellon Corporation
4.50%, 2013	35,000	32,768
BB&T Capital Trust II
6.75%, 2036	20,000	14,373
Citigroup, Inc.
6.50%, 2013	95,000	84,433
Countrywide Home Loans, Inc.
4.13%, 2009	70,000	64,379
Credit Suisse Guernsey, Ltd.
5.86%, 2049[6]	40,000	30,283
Credit Suisse USA, Inc.
5.50%, 2011	30,000	29,569
Fifth Third Bancorp
6.25%, 2013	35,000	29,746
JP Morgan Chase Capital XXII
6.45%, 2037	35,000	25,359
JPMorgan Chase & Company
4.75%, 2013	55,000	51,185
6.00%, 2018	75,000	68,390
Mizuho Capital Investment 1, Ltd.
6.69%, 2049[1,4,5,6]	16,000	13,471
Northern Trust Company
4.60%, 2013	25,000	24,176
Northern Trust Corporation
5.30%, 2011	30,000	30,508
5.50%, 2013	10,000	10,007
PNC Funding Corporation
5.63%, 2017	35,000	31,005
Svensk Exportkredit AB
5.13%, 2017	70,000	72,512
U.S. Bancorp
4.50%, 2010	45,000	45,897
Wells Fargo & Company
4.88%, 2011	90,000	89,716

		890,967

Basic Industry - Other - 0.1%
Cooper US, Inc.
6.10%, 2017	35,000	35,397
Xstrata Finance Canada, Ltd.
5.50%, 2011[1,4,5]	35,000	34,123

		69,520

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Brokerage - 0.5%
Citigroup, Inc.
5.50%, 2012	$37,000	$33,227
5.50%, 2013	45,000	39,279
6.13%, 2018	70,000	57,960
Goldman Sachs Group, Inc.
6.15%, 2018	105,000	87,309
6.35%, 2034	30,000	19,712
Jefferies Group, Inc.
5.88%, 2014	20,000	16,793
6.25%, 2036	35,000	21,695
Merrill Lynch & Company, Inc.
5.45%, 2013	35,000	31,529
6.88%, 2018	85,000	75,204
7.75%, 2038	35,000	29,417
Morgan Stanley
6.00%, 2015	100,000	68,023
Willis North America, Inc.
6.20%, 2017	25,000	21,736

		501,884

Building Materials - 0.1%
CRH America, Inc.
6.00%, 2016	50,000	43,089
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 2017	50,000	49,250
Gibraltar Industries, Inc.
8.00%, 2015	25,000	20,875
Lafarge S.A.
6.15%, 2011	20,000	19,635

		132,849

Capital Goods - Other - 0.1%
Freescale Semiconductor, Inc.
8.88%, 2014	75,000	51,750

Chemicals - 0.2%
Air Products & Chemicals, Inc.
4.15%, 2013	30,000	28,758
E.I. Du Pont de Nemours & Company
5.60%, 2036	50,000	42,345
Nalco Company
7.75%, 2011	75,000	73,500
Praxair, Inc.
4.63%, 2015	35,000	32,562
5.20%, 2017	35,000	33,671

		210,836

Communications - Other - 0.2%
AT&T, Inc.
5.63%, 2016	90,000	83,350
CanWest MediaWorks, Inc.
8.00%, 2012	34,875	29,121
Dun & Bradstreet Corporation
5.50%, 2011	25,000	25,212
Fairpoint Communications, Inc.
13.13%, 2018[4,5]	25,000	22,750
Lamar Media Corporation
6.63%, 2015	100,000	82,750

		243,183

Construction Machinery - 0.1%
Commercial Vehicle Group, Inc.
8.00%, 2013	25,000	20,750

	Principal Amount	Value
CORPORATE BOND (continued)
Construction Machinery (continued)
Honeywell International, Inc.
5.30%, 2018	$35,000	$32,944
Owens Corning, Inc.
6.50%, 2016	25,000	22,123

		75,817

Consumer Cyclical - Other - 0.1%
Hasbro, Inc.
6.30%, 2017	20,000	19,298
Procter & Gamble Company
4.95%, 2014	65,000	65,685

		84,983

Consumer Noncyclical - Other - 0.1%
Bunge North America Finance, LP
5.90%, 2017	55,000	47,489

Consumer Products - 0.0%
Fortune Brands, Inc.
5.13%, 2011	30,000	30,142
Visant Corporation
7.63%, 2012	25,000	22,938

		53,080

Diversified Manufacturing - 0.0%
3M Company
5.70%, 2037	35,000	35,097
Hawk Corporation
8.75%, 2014[1]	25,000	25,125

		60,222

Electric - 1.0%
AES Corporation
7.75%, 2014	25,000	23,250
Alabama Power Company
3.00%, 2009[6]	20,000	19,941
Appalachian Power Company
6.38%, 2036	25,000	21,621
Baltimore Gas & Electric Company
5.90%, 2016	50,000	45,184
Black Hills Corporation
6.50%, 2013	30,000	28,978
Centerpoint Energy, Inc.
7.25%, 2010	25,000	25,337
Consolidated Edison Company of New York, Inc.
6.75%, 2038	20,000	18,910
Consumers Energy Company
6.00%, 2014	25,000	24,302
Dynegy Holdings, Inc.
7.75%, 2019	50,000	40,000
El Paso Electric Company
6.00%, 2035	45,000	36,832
Energy Future Holdings Corporation
11.25%, 2017[4,5]	25,000	21,125
10.88%, 2017[4,5]	25,000	22,563
Florida Power Corporation
6.35%, 2037	35,000	32,899
Illinois Power Company
6.13%, 2017	15,000	13,770
Monongahela Power Company
5.70%, 2017[1,4,5]	40,000	36,783

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Electric (continued)
Northern States Power
5.25%, 2018	$20,000	$18,626
Pacific Gas & Electric Company
4.80%, 2014	30,000	28,257
6.35%, 2038	20,000	18,162
Progress Energy, Inc.
5.63%, 2016	30,000	28,401
Public Service Electric & Gas Company
5.70%, 2036	50,000	43,710
Sierra Pacific Resources
7.80%, 2012[1]	25,000	25,246
Southern California Edison Company
4.65%, 2015	30,000	28,427
5.95%, 2038	70,000	63,722
Tampa Electric Company
6.15%, 2037	40,000	33,076
Texas Competitive Electric Holdings Company LLC
10.25%, 2015[4,5]	50,000	45,125
Union Electric Company
5.40%, 2016	50,000	45,269
Virginia Electric and Power Company
4.50%, 2010	35,000	34,756
6.00%, 2037	35,000	30,318
Westar Energy, Inc.
5.10%, 2020	25,000	21,453

		876,043

Energy - Other - 0.0%
Dresser-Rand Group, Inc.
7.38%, 2014	22,000	20,460

Entertainment - 0.0%
Historic TW, Inc.
6.88%, 2018	30,000	26,681
International Speedway Corporation
4.20%, 2009	20,000	19,864

		46,545

Environmental - 0.1%
Casella Waste Systems, Inc.
9.75%, 2013	25,000	24,500
Veolia Environnement
6.00%, 2018	35,000	33,562
Waste Management, Inc.
6.10%, 2018	55,000	51,364

		109,426

Financial - Other - 0.2%
AMB Property, LP
6.30%, 2013	20,000	19,348
AvalonBay Communities, Inc.
6.13%, 2012	30,000	29,179
Duke Realty, LP
6.25%, 2013	20,000	19,462
First Data Corporation
9.88%, 2015[4,5]	25,000	19,625
Kinder Morgan Finance Company ULC
5.70%, 2016	45,000	38,699

	Principal Amount	Value
CORPORATE BOND (continued)
Financial - Other (continued)
Orion Power Holdings, Inc.
12.00%, 2010	$25,000	$24,250
Sovereign Capital Trust VI
7.91%, 2036	35,000	25,619

		176,182

Financial Companies - Noncaptive
Consumer - 0.3%
American Express Credit Corporation
5.88%, 2013	35,000	32,258
7.30%, 2013	15,000	14,468
American General Finance Corporation
5.40%, 2015	50,000	24,683
Capital One Capital IV
6.75%, 2037[6]	50,000	24,176
CIT Group, Inc.
3.88%, 2008	15,000	14,606
John Deere Capital Corporation
4.95%, 2012	40,000	38,913
5.50%, 2017	20,000	18,543
SLM Corporation
5.06%, 2009[6]	35,000	32,154
5.45%, 2011	25,000	17,500
5.13%, 2012	15,000	9,750
8.45%, 2018	35,000	23,800

		250,851

Financial Companies - Noncaptive
Diversified - 0.2%
Caterpillar Financial Services Corporation
4.25%, 2013	35,000	32,718
5.85%, 2017	25,000	23,554
International Lease Finance Corporation
5.45%, 2011	50,000	37,506
6.63%, 2013	55,000	33,716
JPMorgan Chase & Company
6.40%, 2038	35,000	30,259
Wachovia Corporation
5.75%, 2018	40,000	30,008

		187,761

Food & Beverage - 0.1%
ARAMARK Corporation
6.30%, 2015[6]	50,000	43,750
B&G Foods, Inc.
8.00%, 2011	25,000	24,000
General Mills, Inc.
5.25%, 2013	15,000	14,884
Pantry, Inc.
7.75%, 2014	25,000	19,313
SABMiller plc
6.20%, 2011[1,4,5]	50,000	51,266
SYSCO Corporation
5.25%, 2018	20,000	19,603

		172,816

Gaming - 0.2%
Harrah’s Operating Company, Inc.
5.50%, 2010	70,000	52,500

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Gaming (continued)
Las Vegas Sands Corporation
6.38%, 2015	$25,000	$19,125
MGM Mirage
8.50%, 2010	25,000	23,000
Wynn Las Vegas Capital Corporation
6.63%, 2014	100,000	85,250

		179,875

Health Care - 0.5%
Cardinal Health, Inc.
4.32%, 2009[6]	30,000	29,495
Eli Lilly & Company
5.55%, 2037	35,000	31,999
Genentech, Inc.
4.75%, 2015	35,000	32,510
HCA, Inc.
9.25%, 2016	50,000	48,625
Highmark, Inc.
6.80%, 2013[1,4,5]	30,000	32,772
Kellogg Company
4.25%, 2013	25,000	24,119
Kroger Company
8.05%, 2010	45,000	46,216
Medtronic, Inc.
4.75%, 2015	60,000	58,616
Vanguard Health Holding Company II LLC
9.00%, 2014	25,000	24,125
WellPoint, Inc.
5.00%, 2011	30,000	29,826
Wyeth
5.95%, 2037	35,000	31,559

		389,862

Home Construction - 0.3%
Lennar Corporation
5.60%, 2015	55,000	35,750
MDC Holdings, Inc.
5.50%, 2013	55,000	49,615
NVR, Inc.
5.00%, 2010	20,000	19,361
Pulte Homes, Inc.
5.20%, 2015	50,000	40,000

		144,726

Independent Energy - 0.1%
Canadian Natural Resources, Ltd.
6.25%, 2038	35,000	26,993
Forest Oil Corporation
8.00%, 2011	25,000	25,000
Hilcorp Energy I, LP
7.75%, 2015[4,5]	75,000	64,500
Newfield Exploration Company
7.13%, 2018	25,000	21,750
NRG Energy, Inc.
7.25%, 2014	25,000	23,188
Southern Company
5.30%, 2012	15,000	15,054

		176,485

Insurance - Life - 0.4%
Genworth Financial, Inc.
5.75%, 2014	10,000	8,844
6.15%, 2066[6]	18,000	7,883

	Principal Amount	Value
CORPORATE BOND (continued)
Insurance - Life (continued)
Hartford Financial Services Group, Inc.
5.38%, 2017	$45,000	$38,630
HUB International Holdings, Inc.
10.25%, 2015[4,5]	25,000	19,750
MetLife, Inc.
6.13%, 2011	50,000	50,485
NLV Financial Corporation
7.50%, 2033[1,4,5]	30,000	29,050
Principal Financial Group, Inc.
6.05%, 2036	30,000	23,635
Principal Life Global Funding I
5.13%, 2013[1,4,5]	45,000	43,951
Sun Life Financial Global Funding, LP
4.40%, 2013[1,4,5,6]	45,000	41,324
Torchmark Corporation
6.38%, 2016	30,000	30,660

		294,212

Insurance - Property & Casualty - 0.1%
Ace INA Holdings, Inc.
5.70%, 2017	30,000	27,447
Fund American Companies, Inc.
5.88%, 2013	45,000	33,374
Nationwide Mutual Insurance Company
6.60%, 2034[1,4,5]	25,000	20,187

		81,008

Integrated Energy - 0.1%
Hess Corporation
7.88%, 2029	20,000	19,549
Jersey Central Power & Light Company
5.65%, 2017	45,000	40,760
Petrobras International Finance Company
5.88%, 2018	35,000	31,811
Petro-Canada
6.80%, 2038	10,000	7,922
West Penn Power Company
5.95%, 2017[1,4,5]	25,000	23,198

		123,240

Lodging - 0.0%
Host Hotels & Resorts, LP
6.75%, 2016	25,000	20,438

Media - Cable - 0.7%
British Sky Broadcasting Group plc
6.10%, 2018[1,4,5]	55,000	52,707
Comcast Cable Communications Holdings, Inc.
8.38%, 2013	30,000	31,464
Comcast Corporation
5.70%, 2018	20,000	17,457
COX Communications, Inc.
7.13%, 2012	20,000	20,377
6.25%, 2018[1,4,5]	35,000	32,526
CSC Holdings, Inc.
7.63%, 2011	50,000	48,000

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Media - Cable (continued)
DirecTV Holdings LLC
7.63%, 2016[4,5]	$25,000	$22,625
News America, Inc.
6.15%, 2037	60,000	48,920
Rogers Cable, Inc.
5.50%, 2014	40,000	36,952
Time Warner Cable, Inc.
5.40%, 2012	55,000	52,317
7.30%, 2038	90,000	80,059
Time Warner, Inc.
5.50%, 2011	30,000	28,800
Viacom, Inc.
6.25%, 2016	30,000	27,018
6.13%, 2017	15,000	13,608

		512,830

Media - Non Cable - 0.1%
Affinity Group, Inc.
9.00%, 2012	25,000	18,500
Clear Channel Communications, Inc.
6.25%, 2011	25,000	16,125
News America, Inc.
6.40%, 2035	45,000	37,801
Thomson Reuters Corporation
6.50%, 2018	25,000	23,909
Vivendi
5.75%, 2013[1,4,5]	35,000	34,221

		130,556

Metals & Mining - 0.2%
ArcelorMittal
5.38%, 2013[1,4,5]	35,000	33,064
Barrick Gold Financeco LLC
6.13%, 2013	30,000	29,482
BHP Billiton Finance, Ltd.
5.40%, 2017	30,000	27,717
Placer Dome, Inc.
6.45%, 2035	35,000	30,061
Rio Tinto Finance USA, Ltd.
5.88%, 2013	35,000	34,311
Russel Metals, Inc.
6.38%, 2014	25,000	22,531
Sunoco, Inc.
5.75%, 2017	34,000	32,216
Vale Overseas, Ltd.
6.25%, 2017	35,000	32,705

		242,087

Natural Gas Pipelines - 0.1%
Boardwalk Pipelines LLC
5.50%, 2017	20,000	18,211
Buckeye Partners, LP
6.05%, 2018	15,000	14,302
TEPPCO Partners, LP
7.55%, 2038	45,000	40,004
Texas Gas Transmission LLC
5.50%, 2013[1,4,5]	50,000	48,778

		121,295

Oil Field Services - 0.5%
Chesapeake Energy Corporation
6.50%, 2017	25,000	21,875
Devon Financing Corporation ULC
7.88%, 2031	25,000	25,387

	Principal Amount	Value
CORPORATE BOND (continued)
Oil Field Services (continued)
Diamond Offshore Drilling, Inc.
5.15%, 2014	$25,000	$24,116
El Paso Natural Gas Company
5.95%, 2017	13,000	11,503
EnCana Corporation
5.90%, 2017	35,000	31,237
6.50%, 2034	35,000	27,997
EOG Resources, Inc.
5.88%, 2017	25,000	23,507
Nabors Industries, Inc.
6.15%, 2018[1,4,5]	10,000	9,534
Pemex Project Funding Master Trust
5.75%, 2018	80,000	75,704
Range Resources Corporation
7.50%, 2017	100,000	94,499
Southern Natural Gas Company
5.90%, 2017[1,4,5]	13,000	11,505
Transocean, Inc.
5.25%, 2013	10,000	9,716
XTO Energy, Inc.
5.65%, 2016	30,000	28,032

		394,612

Packaging - 0.0%
BWAY Corporation
10.00%, 2010	25,000	24,250

Paper - 0.0%
Boise Cascade LLC
7.13%, 2014	15,000	10,275
Georgia-Pacific LLC
7.13%, 2017[4,5]	25,000	22,313

		32,588

Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance LLC
5.55%, 2016	40,000	37,180

Railroads - 0.1%
Burlington Northern Santa Fe Corporation
5.65%, 2017	57,000	54,607
Canadian National Railway Company
6.25%, 2034	20,000	18,649
6.38%, 2037	10,000	9,575
Norfolk Southern Corporation
5.75%, 2018	15,000	14,459
Union Pacific Corporation
5.70%, 2018	25,000	23,282

		120,572

Refining - 0.2%
Diamond Offshore Drilling, Inc.
4.88%, 2015	30,000	27,955
Enterprise Products Operating, LP
6.30%, 2017	20,000	18,652
Marathon Oil Corporation
6.00%, 2017	35,000	31,441
5.90%, 2018	45,000	39,962
6.60%, 2037	15,000	12,645

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Refining (continued)
Valero Energy Corporation
6.13%, 2017	$55,000	$51,480

		182,135

REIT’s - 0.2%
ERP Operating, LP
5.25%, 2014	25,000	22,122
Federal Realty Investment Trust
6.00%, 2012	20,000	19,119
Hospitality Properties Trust
5.63%, 2017	30,000	22,103
Reckson Operating Partnership, LP
6.00%, 2016	30,000	25,119
Regency Centers, LP
5.88%, 2017	15,000	13,269
Simon Property Group, LP
5.75%, 2015	55,000	51,979

		153,711

Restaurants - 0.1%
Federated Retail Holdings, Inc.
5.35%, 2012	20,000	18,418
McDonald’s Corporation
5.30%, 2017	35,000	33,820

		52,238

Retailers - 0.2%
AmeriGas Partners, LP
7.13%, 2016	100,000	89,500
Costco Wholesale Corporation
5.30%, 2012	30,000	30,692
Home Depot, Inc.
5.40%, 2016	35,000	29,761
JC Penney Corporation, Inc.
9.00%, 2012	30,000	31,734
Walgreen Company
4.88%, 2013	30,000	29,991

		211,678

Sovereigns - 0.1%
Italian Republic
5.25%, 2016	85,000	89,662

Technology - 0.5%
Avnet, Inc.
5.88%, 2014	35,000	34,075
Cisco Systems, Inc.
5.25%, 2011	35,000	35,729
Freescale Semiconductor, Inc.
9.13%, 2014[5]	25,000	15,750
National Semiconductor Corporation
6.15%, 2012	20,000	19,535
Oracle Corporation
5.00%, 2011[5]	35,000	35,832
STATS ChipPAC, Ltd.
6.75%, 2011	25,000	25,375
Sungard Data Systems, Inc.
9.13%, 2013	100,000	90,000
Xerox Corporation
5.50%, 2012	15,000	14,302
6.75%, 2017	100,000	94,370
6.35%, 2018	50,000	45,705

		410,673

	Principal Amount	Value
CORPORATE BOND (continued)
Telecommunications - Wireless - 0.6%
Alltel Corporation
7.00%, 2012	$25,000	$24,438
America Movil S.A. de CV
6.38%, 2035	45,000	39,829
America Movil SAB de CV
5.63%, 2017	45,000	42,158
British Telecommunications plc
5.15%, 2013	40,000	37,331
New Cingular Wireless Services, Inc.
7.88%, 2011	30,000	31,582
Nortel Networks, Ltd.
7.04%, 2011[6]	25,000	16,688
Rogers Communications, Inc.
6.80%, 2018	30,000	28,381
Sprint Capital Corporation
7.63%, 2011	25,000	22,750
8.38%, 2012	25,000	22,500
6.90%, 2019	70,000	54,249
Verizon Communications, Inc.
4.35%, 2013	50,000	46,638
6.90%, 2038	30,000	26,593
Verizon Global Funding Corporation
7.75%, 2030	35,000	33,064
Vodafone Group plc
5.63%, 2017	35,000	31,112
Wind Acquisition Finance S.A.
10.75%, 2015[4,5]	25,000	24,500

		481,813

Telecommunications - Wirelines - 0.3%
AT&T Corporation
7.30%, 2011	15,000	15,577
AT&T, Inc.
6.45%, 2034	50,000	42,902
Nordic Telephone Company Holdings ApS
8.88%, 2016[4,5]	100,000	91,000
Rogers Wireless, Inc.
7.50%, 2015	15,000	15,247
Telecom Italia Capital S.A.
5.25%, 2013	25,000	22,180
Telefonica Emisiones SAU
6.22%, 2017	35,000	32,213
Windstream Corporation
8.63%, 2016	25,000	23,063

		242,182

Textile - 0.1%
Invista
9.25%, 2012[4,5]	100,000	98,250

Tobacco - 0.0%
Reynolds American, Inc.
7.25%, 2013	35,000	35,966

U.S. Banking - 0.0%
Fifth Third Bancorp
8.25%, 2038	25,000	18,963

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Utility - Other - 0.1%
Mirant North America LLC
7.38%, 2013	$25,000	$23,500
NRG Energy, Inc.
7.38%, 2016	75,000	67,500

		91,000
TOTAL CORPORATE BOND (cost $10,911,924)		$9,802,284
	Principal Amount	Value
PREFERRED STOCK - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association
8.25%, 2010	1,050	2,289

TOTAL PREFERRED STOCK (cost $26,250)		$2,289
	Principal Amount	Value
FOREIGN BOND - 0.1%
Chile - 0.0%
Celulosa Arauco y Constitucion S.A.
5.13%, 2013	$40,000	$39,250

France - 0.1%
France Telecom S.A.
7.75%, 2011	46,000	48,277

United Kingdom - 0.0%
HBOS plc
6.00%, 2033	40,000	26,296

TOTAL FOREIGN BOND (cost $128,072)		$113,823
	Principal Amount	Value
FOREIGN GOVERNMENT BOND - 0.1%
Mexico - 0.0%
Mexico Government International Bond
6.38%, 2013	45,000	46,260

South Africa - 0.1%
South Africa Government International Bond
6.50%, 2014	65,000	63,700

TOTAL FOREIGN GOVERNMENT BOND (cost $111,992)		$109,960
	Principal Amount	Value
MUNICIPAL BOND - 0.7%
Arizona - 0.1%
Salt River Project Agricultural Improvement & Power District Revenue Bonds
5.00%, 2038	50,000	47,002

	Principal Amount	Value
MUNICIPAL BOND (continued)
Florida - 0.1%
County of Orange Florida Revenue Bonds
5.00%, 2018	$50,000	$50,870

Georgia - 0.2%
City of Atlanta Georgia Revenue Bonds
5.50%, 2017	35,000	36,995
County of Baltimore Maryland General Obligation Unlimited
5.00%, 2038	35,000	33,594
De Kalb County Ga Revenue Bonds
5.00%, 2035	40,000	37,417
State of Georgia General Obligation Unlimited
5.00%, 2019	40,000	41,636

		149,642

Illinois - 0.0%
CHICAGO TRANSIT AUTHORITY
Revenue Bonds
6.90%, 2040	30,000	31,623

Kansas - 0.0%
Kansas Development Finance Authority Revenue Bonds
5.50%, 2034	30,000	29,644

Maryland - 0.1%
State of Maryland General Obligation Unlimited
5.00%, 2019	60,000	62,651

New York - 0.1%
New York City Housing Development Corporation Revenue Bonds
6.42%, 2027	30,000	30,163
New York State Urban Development Corporation Revenue Bonds
5.50%, 2018	25,000	27,067
Triborough Bridge & Tunnel Authority Revenue Bonds
5.00%, 2038	45,000	41,953

		99,183

North Carolina - 0.0%
City of Charlotte North Carolina Revenue Bonds
4.75%, 2033	50,000	44,864

Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89%, 2027	15,000	15,590

Texas - 0.0%
Austin Independent School District General Obligation Unlimited
5.00%, 2033	45,000	41,650

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Principal Amount	Value
MUNICIPAL BOND (continued)
Utah - 0.1%
Utah Transit Authority Revenue Bonds
4.75%, 2032	$25,000	$22,623
5.25%, 2038	35,000	33,923

		56,546

West Virginia - 0.0%
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds
7.47%, 2047	45,000	38,579

TOTAL MUNICIPAL BOND (cost $702,284)		$667,844
	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 16.3%
Other Non-Agency - 2.3%
C.M.O.’s - 2.3%
American Tower Trust
2007-1A, 5.96%, 2037[1,4,5]	$45,000	$40,300
Banc of America Commercial Mortgage, Inc.
2003-1, 4.65%, 2036	75,000	69,890
2005-3, 4.50%, 2043	235,000	228,857
Banc of America Mortgage Securities, Inc.
2004-A, 4.10%, 2034[6]	40,217	36,965
2004-D, 4.19%, 2034[6]	3,456	3,161
2004-H, 4.75%, 2034[6]	19,007	17,092
2004-I, 4.85%, 2034[6]	20,081	18,501
2005-J, 5.24%, 2035[6]	42,310	37,359
Bear Stearns Commercial Mortgage Securities
2006-PW12, 5.88%, 2038[6]	175,000	162,629
2005-PW10, 5.09%, 2040	83,120	82,084
2005-PWR8, 4.67%, 2041	60,000	53,354
Citigroup
2005-CD1, 5.40%, 2044[6]	175,000	164,384
Citigroup Mortgage Loan Trust, Inc.
2004-UST1, 4.69%, 2034[6]	66,851	60,308
Commercial Mortgage Load Trust
2008-LS1, 6.22%, 2017[6]	175,000	155,955
Commercial Mortgage Pass Through Certificates
2007-C9, 6.01%, 2017[6]	200,000	172,083
Credit Suisse Mortgage Capital Certificates
2006-C4, 5.47%, 2039	100,000	87,899
DLJ Commercial Mortgage Corporation
1999-CG2, 7.30%, 2032[6]	61,663	61,857
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70%, 2034	125,000	126,160
JP Morgan Chase Commercial Mortgage Securities Corporation
2001-CIBC, 6.26%, 2033	98,095	98,056
2001-CIB2, 6.24%, 2035	21,642	21,628
2004-LDP4, 4.82%, 2042[6]	75,000	69,845
JP Morgan Mortgage Trust
2005-A7, 5.35%, 2035[6]	82,258	71,353

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (continued)
Other Non-Agency (continued)
C.M.O.’s (continued)
Morgan Stanley Capital I
2007-HQ11, 5.45%, 2044[6]	$100,000	$83,781
Morgan Stanley Dean Witter Capital I
2002-TOP7, 5.98%, 2039	200,000	196,446

		2,119,947

		2,119,947

U.S. Government Sponsored
Agencies - 13.3%
C.M.O.’s - 0.2%
Federal Home Loan Mortgage Corporation
FHR 2614 IH, 4.50%, 2016[1,7]	67,019	4,743
FHR 2681 PC, 5.00%, 2019	95,250	95,945
Federal National Mortgage Association
FNR 2003-92 NM, 3.50%, 2013	3,544	3,539
FNR 2002-74 PJ, 5.00%, 2015	19,159	19,165
FNR 2003-40 NI, 5.50%, 2028[1,7]	5,789	380
FNS 319 2, 6.50%, 2032[1,7]	10,753	2,510
FNR 2006-35 GK, 6.00%, 2032	93,761	95,763

		222,045

Pass Through’s - 13.1%
Federal Home Loan Mortgage Corporation
#M80714, 5.00%, 2008	11,419	11,457
#E81544, 6.00%, 2009	5,214	5,259
#E01341, 5.50%, 2018	6,178	6,283
#E99933, 5.00%, 2018	3,574	3,579
#E99966, 5.00%, 2018	20,769	20,802
#B10343, 5.00%, 2018	5,666	5,675
#G11759, 5.50%, 2018	159,404	162,021
#B19214, 5.50%, 2020	17,263	17,422
#J02272, 5.50%, 2020	67,463	68,086
#J02554, 5.50%, 2020	69,890	70,535
#J03203, 6.00%, 2021	58,324	59,408
#J03254, 6.00%, 2021	20,443	20,823
#J03615, 6.00%, 2021	93,666	95,408
#J03640, 6.00%, 2021	63,421	64,600
#G12463, 5.50%, 2021	57,501	58,337
#J03672, 6.00%, 2021	27,639	28,153
#C68205, 7.00%, 2032	5,085	5,345
#1B0527, 7.21%, 2032[6]	1,587	1,608
#C72128, 6.00%, 2032	52,739	53,668
#A12118, 5.00%, 2033	48,753	47,642
#D86309, 5.00%, 2033	26,193	25,597
#A15907, 5.00%, 2033	21,561	21,070
#A15852, 5.00%, 2033	18,044	17,633
#G01628, 6.00%, 2033	107,719	109,550
#A21263, 4.50%, 2034	138,193	131,116
#G01805, 4.50%, 2035	277,851	263,988
#833174, 5.16%, 2035[6]	334,000	338,832
#1G1762, 5.07%, 2035[6]	33,637	33,927
#1G0661, 5.37%, 2036[6]	16,243	16,445
#1H2581, 5.13%, 2036[6]	72,876	73,796
#1G1370, 5.70%, 2036[6]	283,283	287,188
#1G1353, 5.98%, 2036[6]	78,487	80,096
#1Q0342, 5.49%, 2037[6]	108,640	110,728

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored
Agencies (continued)
Pass Through’s (continued)
Federal Home Loan Mortgage Corporation (continued)
#G04653, 6.00%, 2038	$55,890	$56,631
#A81046, 6.00%, 2038	151,455	153,461
#G04583, 6.00%, 2038	79,578	80,632
Federal National Mortgage Association
#625931, 5.50%, 2017	3,732	3,803
#254140, 5.50%, 2017	3,989	4,064
#254234, 5.50%, 2017	4,222	4,302
#357280, 6.50%, 2017	17,970	18,678
#555345, 5.50%, 2018	4,084	4,161
#555446, 5.50%, 2018	6,281	6,394
#685202, 5.50%, 2018	54,158	55,030
#555526, 5.50%, 2018	100,070	101,869
#555693, 5.50%, 2018	59,694	60,767
#725098, 5.50%, 2018	13,046	13,257
#725528, 5.50%, 2019	9,839	9,998
#789885, 5.50%, 2019	12,473	12,674
#829028, 4.50%, 2020	154,603	151,363
#745392, 4.50%, 2020	117,152	115,063
#745406, 6.00%, 2021	78,385	80,211
#888564, 5.00%, 2021	247,154	246,423
#950360, 5.50%, 2022	237,269	239,408
#963075, 5.00%, 2023	65,820	65,420
#981614, 5.00%, 2023	8,833	8,779
#650075, 6.50%, 2032	11,279	11,654
#545759, 6.50%, 2032	96,118	98,653
#254514, 5.50%, 2032	2,648	2,650
#254550, 6.50%, 2032	17,041	17,608
#974321, 6.00%, 2033	152,673	154,791
#555417, 6.00%, 2033	48,110	49,018
#254767, 5.50%, 2033	134,693	134,716
#744692, 5.50%, 2033	33,000	33,005
#747387, 5.50%, 2033	23,488	23,492
#725027, 5.00%, 2033	138,040	134,940
#750362, 5.50%, 2033	25,551	25,555
#744750, 5.50%, 2033	13,537	13,539
#747549, 5.50%, 2033	7,040	7,041
#254983, 5.50%, 2033	62,480	62,491
#756190, 5.50%, 2033	33,372	33,378
#255028, 5.50%, 2034	15,319	15,288
#762076, 5.50%, 2034	35,601	35,608
#763700, 5.00%, 2034	66,098	64,551
#725424, 5.50%, 2034	301,001	301,053
#789293, 5.50%, 2034	135,433	135,625
#923129, 5.50%, 2034	19,268	19,254
#725704, 6.00%, 2034	294,467	299,657
#790044, 6.00%, 2034	36,020	36,599
#791574, 6.00%, 2034	37,369	37,969
#725690, 6.00%, 2034	35,764	36,338
#790217, 6.00%, 2034	13,762	13,983
#790237, 6.00%, 2034	34,670	35,226
#790629, 6.00%, 2034	31,494	32,000
#790788, 6.00%, 2034	37,174	37,771
#725773, 5.50%, 2034	230,047	229,583
#796104, 5.50%, 2034	33,741	33,715
#725946, 5.50%, 2034	1,078,141	1,077,313

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored
Agencies (continued)
Pass Through’s (continued)
Federal National Mortgage Association (continued)
#255459, 6.00%, 2034	$35,309	$35,876
#804395, 5.50%, 2034	78,100	78,040
#808951, 6.00%, 2035	311,984	316,458
#735893, 5.00%, 2035	240,958	235,170
#745216, 4.88%, 2035[6]	43,039	43,087
#848522, 5.65%, 2035[6]	14,932	15,171
#G01974, 5.00%, 2035	130,518	127,342
#848476, 5.54%, 2035[6]	53,674	54,392
#846551, 5.33%, 2035[6]	37,208	37,711
#850863, 5.31%, 2035[6]	30,333	30,700
#745428, 5.50%, 2036	197,021	196,623
#745554, 6.50%, 2036	378,519	388,856
#868728, 6.50%, 2036	14,969	15,364
#745777, 5.54%, 2036[6]	109,431	111,315
#896329, 6.50%, 2036	34,588	35,505
#893353, 6.00%, 2036	49,248	49,938
#888010, 5.98%, 2036[6]	33,918	34,673
#745946, 5.50%, 2036	21,137	21,098
#905196, 6.04%, 2036[6]	46,361	47,526
#1B3203, 5.93%, 2037[6]	30,792	31,464
#923128, 5.50%, 2037	22,711	22,668
#939416, 5.71%, 2037[6]	325,985	330,210
#924778, 5.09%, 2037[6]	338,316	334,347
#938089, 5.00%, 2037	26,062	25,414
#938883, 5.00%, 2037	77,474	75,548
#889543, 5.50%, 2037	98,248	98,049
#952502, 6.50%, 2037	141,287	145,028
#928835, 6.50%, 2037	26,336	27,031
#888884, 5.50%, 2037	154,427	154,453
#959818, 6.50%, 2037	496,810	509,961
#960122, 6.50%, 2037	164,488	168,843
#899871, 5.50%, 2037	250,288	249,808
#952182, 5.79%, 2037[6]	110,120	112,319
#933165, 6.00%, 2037	103,705	105,144
#972155, 6.00%, 2038	68,480	69,430
#983288, 6.00%, 2038	84,676	85,851
#981301, 6.00%, 2038	124,634	126,363
#964926, 6.00%, 2038	54,936	55,698
#257407, 6.00%, 2038	34,997	35,483
Government National Mortgage Association
G2 4221, 5.50%, 2038	432,999	432,341

		12,122,827

		12,344,872

U.S. Government Sponsored
Securities - 0.7%
Pass Through’s - 0.7%
Government National Mortgage Association
#780766, 7.00%, 2013	382	384
#67365, 11.50%, 2013	1,226	1,385
#781312, 7.00%, 2013	14,276	15,051
G2 2102, 8.00%, 2025	811	886
#427029, 8.50%, 2026	1,479	1,631
G2 3295, 5.50%, 2032	10,499	10,501
#612919, 5.00%, 2033	157,984	155,338

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored Securities (continued)
Pass Through’s (continued)
Government National Mortgage Association (continued)
#615278, 5.00%, 2033	$77,097	$75,805
#604639, 5.00%, 2033	60,230	59,221
G2 3442, 5.00%, 2033	145,935	142,839
G2 3458, 5.00%, 2033	40,875	39,984
G2 3490, 6.50%, 2033	8,311	8,530
G2 3513, 5.00%, 2034	51,481	50,346
G2 3517, 6.00%, 2034	29,082	29,517
G2 3529, 5.00%, 2034	12,604	12,326
G2 3530, 5.50%, 2034	21,565	21,547
#605561, 5.50%, 2034	49,281	49,444

		674,735

		674,735
TOTAL MORTGAGE BACKED SECURITIES (cost $15,301,174)		$15,139,554
	Principal Amount	Value
ASSET BACKED SECURITIES - 1.8%
Auto - 0.7%
AmeriCredit Automobile Receivables Trust
2006-RM, 5.53%, 2014	$280,000	$241,593
Capital Auto Receivables Asset Trust
2006-SN1A, 5.32%, 2010[1,4,5]	175,000	175,254
2006-SN1A, 5.50%, 2010[1,4,5]	25,000	24,323
2006-1, 5.26%, 2010	60,000	58,856
Triad Auto Receivables Owner Trust
2006-B, 5.52%, 2012	100,000	95,362
USAA Auto Owner Trust
2008-1, 4.16%, 2012	50,000	49,306

		$644,694

Credit Cards - 0.4%
Capital One Multi-Asset Execution Trust
2007-C3, 2.78%, 2013[6]	70,000	62,365
2005-A7, 4.70%, 2015	70,000	67,041
Chase Issuance Trust
2006-C2, 2.79%, 2013[6]	125,000	108,465
GE Capital Credit Card Master Note Trust
2006-1, 5.08%, 2012	50,000	49,245
2007-3, 2.79%, 2013[6]	90,000	78,696
MBNA Credit Card Master Note Trust
2006-C3, 2.78%, 2013[6]	35,000	29,830

		395,642

Home Equity Loans - 0.0%
BankBoston Home Equity Loan Trust
1998-1, 6.35%, 2013	4,619	4,067
Chase Funding Mortgage Loan Asset-Backed Certificates
2002-2, 5.60%, 2031	6,154	4,700

		8,767

	Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other - 0.6%
CenterPoint Energy Transition Bond Company LLC
2001-1, 5.63%, 2015	$75,000	$75,551
CNH Equipment Trust
2007-A, 5.08%, 2014	50,000	45,891
GE Equipment Small Ticket LLC
2005-1A, 4.51%, 2014[1,4,5]	97,346	96,723
Greenwich Capital Commercial Funding Corporation
2007-GG9, 5.44%, 2039	50,000	42,256
John Deere Owner Trust
2008-A, 3.82%, 2011	75,000	74,401
Marriott Vacation Club Owner Trust
2006-1A, 5.74%, 2028[1,4,5]	71,706	69,447
2006-2A, 5.36%, 2028[1,4,5]	23,128	21,392
Peco Energy Transition Trust
2001-A, 6.52%, 2010[5]	100,000	102,628

		528,289

Student Loans - 0.1%
SLM Student Loan Trust
2008-4, 3.85%, 2012[6]	60,000	59,943

TOTAL ASSET BACKED SECURITIES (cost $1,731,459)		$1,637,335
	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1.7%
Federal Home Loan Bank
5.60%, 6/28/2011	$10,000	$10,490
5.13%, 8/14/2013	165,000	171,779
5.25%, 6/18/2014	135,000	140,595
Federal Home Loan Mortgage Corporation
5.13%, 2/27/2009	75,000	75,552
4.13%, 10/18/2010	145,000	147,851
6.00%, 6/15/2011	200,000	213,505
Federal National Mortgage Association
6.63%, 11/15/2010	140,000	149,943
6.00%, 5/15/2011	362,000	386,452
4.38%, 10/15/2015	150,000	149,175
4.88%, 12/15/2016	165,000	167,559
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $1,567,453)		$1,612,901
	Principal Amount	Value
U.S. GOVERNMENT SECURITIES - 2.6%
U.S. Treasury Bonds
4.25%, 11/15/2014	$355,000	$377,825
5.50%, 8/15/2028	485,000	552,408
4.75%, 2/15/2037	260,000	278,119
U.S. Treasury Inflation Indexed Bonds
2.00%, 7/15/2014	302,188	301,432
1.38%, 7/15/2018	330,190	304,988

Schedule of Investments
September 30, 2008	SBL N (Managed Asset Allocation Series)

	Principal Amount	Value
U.S. GOVERNMENT SECURITIES (continued)
U.S. Treasury Notes
4.75%, 2/28/2009	$140,000	$141,881
4.75%, 8/15/2017	405,000	434,140
TOTAL U.S. GOVERNMENT SECURITIES (cost $2,398,048)		$2,390,793
	Principal Amount	Value
SHORT TERM INVESTMENTS - 0.3%
T. Rowe Price Reserve Investment Fund	$289,508	$289,508
TOTAL SHORT TERM INVESTMENTS (cost $289,508)		$289,508
Total Investments - 99.8% (cost $101,286,255)		$92,696,846
Cash & Other Assets, Less Liabilities - 0.2%		148,334

Total Net Assets - 100.0%		$92,845,180

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $101,976,009.

ADR	American Depositary Receipt
plc	Public Limited Company

* Non-income producing security

1 Security is deemed illiquid. The total market value of illiquid securities is $1,093,521 (cost $1,166,561), or 1.2% of total net assets.

2 Security was subject to the fair value trigger at September 30, 2008. The total market value of securities subject to the trigger amounts to $10,407,105, (cost $13,001,704) or 11.2% of total net assets.

3 Security is a PFIC (Passive Foreign Investment Company)

4 Security was acquired through a private placement.

5 Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,762,399 (cost $1,878,359), or 1.9% of total net assets.

6 Variable rate security. Rate indicated is rate effective at September 30, 2008.

7 Security is an interest-only strip. Rate indicated is effective yield at September 30, 2008.

Schedule of Investments
September 30, 2008	SBL O (All Cap Value Series)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.4%
Argon ST, Inc. *	32,400	$761,076
United Technologies Corporation	74,800	4,492,488

		5,253,564

Air Freight & Logistics - 2.4%
FedEx Corporation	66,200	5,232,448

Apparel Retail - 1.4%
Brown Shoe Company, Inc.	74,900	1,226,862
Chico’s FAS, Inc. *	49,230	269,288
Collective Brands, Inc. *	30,200	552,962
Talbots, Inc.	85,500	1,120,050

		3,169,162

Apparel, Accessories & Luxury
Goods - 0.7%
Fossil, Inc. *	19,400	547,662
Maidenform Brands, Inc. *	37,600	545,576
Oxford Industries, Inc.	21,700	560,511

		1,653,749

Application Software - 0.2%
EPIQ Systems, Inc. *	35,700	485,520

Biotechnology - 0.1%
Combinatorx, Inc. 1,*	100,100	323,323

Building Products - 1.8%
Trex Company, Inc. *	34,800	630,228
USG Corporation *	135,600	3,471,360

		4,101,588

Coal & Consumable Fuels - 0.5%
Evergreen Energy, Inc. *	286,300	269,122
USEC, Inc. *	165,700	896,437

		1,165,559

Communications Equipment -0.5%
Symmetricom, Inc. 1,*	216,100	1,074,017

Computer Hardware - 1.7%
Hewlett-Packard Company	82,700	3,824,048

Computer Storage & Peripherals - 0.3%
STEC, Inc. *	83,000	639,100

Construction & Engineering - 0.9%
Insituform Technologies, Inc. *	69,800	1,044,208
URS Corporation *	23,200	850,744

		1,894,952

Construction Materials - 3.1%
Eagle Materials, Inc.	26,100	583,857
Vulcan Materials Company	81,900	6,101,550

		6,685,407

Consumer Finance - 2.5%
Capital One Financial Corporation	69,500	3,544,500
First Marblehead Corporation	859,884	2,141,111

		5,685,611

	Shares	Value
COMMON STOCKS (continued)
Data Processing & Outsourced Services - 5.0%
Affiliated Computer Services, Inc. *	32,900	$1,665,727
Computer Sciences Corporation *	66,300	2,660,619
Gevity HR, Inc.	36,400	264,992
Western Union Company	254,100	6,268,647

		10,859,985

Department Stores - 3.2%
JC Penney Company, Inc.	216,700	7,224,778

Diversified Banks - 2.3%
Wells Fargo & Company	135,600	5,089,068

Diversified Chemicals - 1.3%
Dow Chemical Company	94,000	2,987,320

Drug Retail - 1.8%
CVS Caremark Corporation	116,200	3,911,292

Electric Utilities - 3.7%
Allete, Inc.	20,685	920,483
Edison International	120,700	4,815,930
Empire District Electric Company	11,400	243,390
Great Plains Energy, Inc.	46,900	1,038,835
Northeast Utilities	22,500	577,125
Westar Energy, Inc.	25,400	585,216

		8,180,979

Electrical Components & Equipment - 0.3%
Power-One, Inc. 1,*	432,100	626,545

Electronic Manufacturing Services - 2.0%
Maxwell Technologies, Inc. 1,*	119,700	1,596,798
Tyco Electronics, Ltd.	102,400	2,832,384

		4,429,182

Exchange Traded Funds - 2.1%
iShares Russell 3000 Value Index Fund	54,800	4,590,596

Forest Products - 0.3%
Louisiana-Pacific Corporation	78,700	731,910

Gas Utilities - 0.3%
Atmos Energy Corporation	28,500	758,670

Health Care Equipment - 3.0%
Aspect Medical Systems, Inc. *	50,300	261,560
Covidien, Ltd.	49,500	2,661,120
Hospira, Inc. *	91,000	3,476,200

		6,398,880

Health Care Facilities - 0.3%
Community Health Systems, Inc. *	24,000	703,440

Health Care Services - 1.7%
Medco Health Solutions, Inc. *	53,300	2,398,500
Pediatrix Medical Group, Inc. *	17,500	943,600
Providence Service Corporation *	17,500	171,500
RehabCare Group, Inc. *	18,370	332,497

		3,846,097

Schedule of Investments
September 30, 2008	SBL O (All Cap Value Series)

	Shares	Value
COMMON STOCKS (continued)
Highways & Railtracks - 0.1%
Quixote Corporation [1]	26,100	$214,020

Home Furnishings - 0.7%
Leggett & Platt, Inc.	74,300	1,618,997

Home Improvement Retail - 3.9%
Lowe’s Companies, Inc.	355,900	8,431,271

Human Resource & Employment Services - 0.3%
Administaff, Inc. [2]	24,100	656,002

Hypermarkets & Super Centers - 3.1%
Wal-Mart Stores, Inc.	117,400	7,031,086

Industrial Conglomerates - 3.3%
General Electric Company	189,700	4,837,350
McDermott International, Inc. *	107,600	2,749,180

		7,586,530

Industrial Machinery - 1.2%
Briggs & Stratton Corporation	46,100	745,898
Dover Corporation	30,100	1,220,555
Harsco Corporation	17,200	639,668

		2,606,121

Integrated Oil & Gas - 4.3%
Chevron Corporation	41,200	3,398,176
ConocoPhillips	45,900	3,362,175
Exxon Mobil Corporation	39,700	3,083,102

		9,843,453

Integrated Telecommunication Services - 1.7%
Windstream Corporation	344,300	3,766,642

Investment Banking & Brokerage – 0.5%
Merrill Lynch & Company, Inc. *	43,345.932	1,051,291

Movies & Entertainment - 2.0%
Time Warner, Inc.	335,900	4,403,649

Multi-Line Insurance - 0.8%
American Financial Group, Inc.	57,600	1,699,200

Multi-Utilities - 0.4%
SCANA Corporation	22,400	872,032

Oil & Gas Drilling - 0.7%
Helmerich & Payne, Inc.	33,500	1,446,865

Oil & Gas Equipment & Services - 1.7%
Global Industries, Ltd. *	142,200	986,868
Halliburton Company	83,300	2,698,087

		3,684,955

	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Exploration & Production - 0.9%
Goodrich Petroleum Corporation *	9,100	$396,669
Gulfport Energy Corporation *	31,900	320,595
Newfield Exploration Company *	16,600	531,034
PetroHawk Energy Corporation *	37,100	802,473

		2,050,771

Oil & Gas Storage & Transportation - 1.8%
Southern Union Company	50,900	1,051,085
Williams Companies, Inc.	121,300	2,868,745

		3,919,830

Other Diversified Financial Services - 2.1%
JPMorgan Chase & Company	99,000	4,623,300

Packaged Foods & Meats - 2.3%
Hormel Foods Corporation	55,400	2,009,912
JM Smucker Company	23,300	1,181,077
Smithfield Foods, Inc. *	47,900	760,652
TreeHouse Foods, Inc. *	37,000	1,098,900

		5,050,541

Paper Packaging - 0.9%
Bemis Company, Inc.	44,500	1,162,340
Sonoco Products Company	29,900	887,432

		2,049,772

Paper Products - 0.3%
Schweitzer-Mauduit International, Inc.	32,400	615,276

Pharmaceuticals - 1.5%
Schering-Plough Corporation	184,500	3,407,715

Property & Casualty Insurance - 5.7%
Alleghany Corporation *	3,500	1,277,500
Assured Guaranty, Ltd.	51,200	832,512
Berkshire Hathaway, Inc. (Cl.B) *	1,766	7,761,570
Employers Holdings, Inc.	33,000	573,540
Hanover Insurance Group, Inc.	27,900	1,270,008
United America Indemnity, Ltd. *	30,200	429,746
W.R. Berkley Corporation	30,900	727,695

		12,872,571

Publishing - 0.1%
Valassis Communications, Inc. *	14,300	123,838

Railroads - 2.8%
Kansas City Southern *	15,200	674,272
Union Pacific Corporation	81,300	5,785,308

		6,459,580

Regional Banks - 1.6%
Commerce Bancshares, Inc.	27,900	1,294,560
National City Corporation	131,500	230,125
Wilmington Trust Corporation	68,640	1,978,891

		3,503,576

Research & Consulting Services - 2.8%
Equifax, Inc.	153,600	5,291,520
Navigant Consulting, Inc. *	49,700	988,533

		6,280,053

Schedule of Investments
September 30, 2008	SBL O (All Cap Value Series)

	Shares	Value
COMMON STOCKS (continued)
Restaurants - 0.2%
Red Robin Gourmet Burgers, Inc. *	15,200	$407,360

Security & Alarm Services - 0.3%
GeoEye, Inc. *	26,400	584,232

Semiconductor Equipment - 0.4%
Ultratech, Inc. *	78,800	953,480

Semiconductors - 0.9%
IXYS Corporation [1]	177,900	1,617,111
RF Micro Devices, Inc. *	168,100	490,852

		2,107,963

Specialty Chemicals - 1.5%
Rohm & Haas Company	47,700	3,339,000

Tobacco - 2.4%
Philip Morris International, Inc.	109,400	5,262,140

Trucking - 0.7%
Old Dominion Freight Line, Inc. *	37,500	1,062,750
Saia, Inc. *	39,000	517,920

		1,580,670
TOTAL COMMON STOCKS (cost $231,392,530)		$221,630,572
	Principal Amount	Value
REPURCHASE AGREEMENT - 0.4%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $900,037 (Collateralized by U.S. Treasury Note, 4.625%, 7/31/09 with a value of $918,061)	$900,000	$900,000
TOTAL REPURCHASE AGREEMENT (cost $900,000)		$900,000
Total Investments - 100.1% (cost $232,292,530)		$222,530,572
Liabilities, Less Cash & Other Assets - (0.1)%		(137,764)

Total Net Assets - 100.0%		$222,392,808

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $233,558,681.

* Non-income producing security

1 Security is deemed illiquid. The total market value of illiquid securities is $5,451,814 (cost $6,309,524), or 2.5% of total net assets.

2 Security is segregated as collateral for open written option contracts.

Schedule of Investments
September 30, 2008	SBL P (High Yield Series)

	Shares	Value
COMMON STOCKS - 0.0%
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. *	57	$2,293

Airlines - 0.0%
Delta Air Lines, Inc. *	1,719	12,806
Northwest Airlines Corporation *	308	2,781

		15,587

Broadcasting - 0.0%
Adelphia Recovery Trust *	5,270	132

Cable & Satellite - 0.0%
Time Warner Cable, Inc. *	304	7,354

Electronic Manufacturing Services - 0.0%
Viasystems Group, Inc. *	1,207	8,751

Health Care Equipment - 0.0%
MEDIQ, Inc. *	92	1

Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. [1]	30,450	4,568
HomeBanc Corporation *	30,000	90

		4,658
TOTAL COMMON STOCKS (cost $746,358)		$38,776
	Principal Amount	Value
CONVERTIBLE BONDS - 3.5%
Aerospace & Defense - 1.1%
DRS Technologies, Inc.
2.00%, 2026 [2,3]	$800,000	$1,066,000

Health Care Services - 0.9%
Aspect Medical Systems, Inc.
2.50%, 2014	725,000	412,344
Invacare Corporation
4.13%, 2027	350,000	404,915

		817,259

Metals & Minerals - 0.7%
USEC, Inc.
3.00%, 2014	1,100,000	624,250

Telecommunications - 0.8%
Nextel Communications, Inc.
5.25%, 2010	750,000	703,125

TOTAL CONVERTIBLE BONDS (cost $3,673,112)		$3,210,634

	Principal Amount	Value
CORPORATE BOND - 77.2%
Aerospace & Defense - 2.1%
Esterline Technologies Corporation
7.75%, 2013[3]	610,000	597,800
Vought Aircraft Industries, Inc.
8.00%, 2011	1,450,000	1,261,500

		1,859,300

Airlines - 2.1%
Continental Airlines, Inc.
8.31%, 2011	549,303	436,696
7.03%, 2011	293,239	240,456

	Principal Amount	Value
CORPORATE BOND (continued)
Airlines (continued)
Delta Air Lines, Inc.
7.90%, 2009[4]	$75,000	$1,688
7.71%, 2011	530,000	434,600
7.78%, 2012	833,106	766,456

		1,879,896

Automotive - 3.8%
Dura Operating Corporation
8.63%, 2012[4]	10,000	600
Ford Motor Credit Company LLC
7.12%, 2012[5]	300,000	277,352
General Motors Corporation
8.38%, 2033	1,150,000	460,000
Metaldyne Corporation
11.00%, 2012	1,000,000	90,000
Sonic Automotive, Inc.
8.63%, 2013	1,750,000	1,190,000
Tenneco, Inc.
8.63%, 2014	550,000	437,250
TRW Automotive, Inc.
7.25%, 2014[2,3]	1,250,000	987,500

		3,442,702

Banking - 0.9%
FCB Capital Trust
8.05%, 2028	75,000	70,760
Progress Capital Trust I
10.50%, 2027	700,000	735,224
Western Financial Bank
9.63%, 2012	5,000	4,662

		810,646

Brokerage - 2.6%
E*Trade Financial Corporation
8.00%, 2011	750,000	652,500
7.88%, 2015	2,150,000	1,720,000

		2,372,500

Chemicals - 1.2%
CNA Holdings, Inc.
7.13%, 2009	225,000	211,500
Methanex Corporation
8.75%, 2012	5,000	5,150
PolyOne Corporation
6.52%, 2010	330,000	315,563
6.58%, 2011	625,000	578,906

		1,111,119

Construction Machinery - 2.1%
RSC Equipment Rental, Inc.
9.50%, 2014	1,250,000	946,875
United Rentals North America, Inc.
6.50%, 2012	625,000	521,875
7.00%, 2014	625,000	437,500

		1,906,250

Consumer Products - 0.2%
Hanesbrands, Inc.
6.51%, 2014[3,5]	150,000	124,500
Icon Health & Fitness
11.25%, 2012	25,000	25,500

		150,000

Schedule of Investments
September 30, 2008	SBL P (High Yield Series)

Distributors - 0.2%
SemGroup, LP
8.75%, 2015[2,3,4]	1,700,000	170,000

	Principal Amount	Value
CORPORATE BOND (continued)
Electric - 1.7%
AES Red Oak LLC
8.54%, 2019	$1,105,423	$1,099,896
Dynegy Holdings, Inc.
7.75%, 2019	250,000	200,000
East Coast Power LLC
7.07%, 2012	75,985	78,998
GrafTech Finance, Inc.
10.25%, 2012	41,000	42,230
Westar Energy, Inc.
7.13%, 2009	90,000	91,814

		1,512,938

Environmental - 0.4%
Casella Waste Systems, Inc.
9.75%, 2013	400,000	392,000

Financial - Other - 1.0%
Harland Clarke Holdings Corporation
7.55%, 2015[5]	1,400,000	910,000

Financial Companies - Noncaptive Consumer - 1.1%
General Motors Acceptance Corporation
6.75%, 2014	650,000	249,479
8.00%, 2031	1,350,000	509,324
Residential Capital LLC
8.88%, 2015	1,300,000	260,000

		1,018,803

Food & Beverage - 2.5%
Constellation Brands, Inc.
7.25%, 2017	500,000	460,000
Dole Food Company, Inc.
7.25%, 2010	400,000	352,000
8.88%, 2011	1,150,000	966,000
Harry & David Holdings, Inc.
9.00%, 2013	900,000	454,500
Land O’ Lakes, Inc.
8.75%, 2011	60,000	60,300

		2,292,800

Gaming - 6.1%
Boyd Gaming Corporation
7.13%, 2016	800,000	554,000
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012[2,3]	1,575,000	1,071,000
Harrah’s Operating Company, Inc.
10.75%, 2016[2,3]	750,000	382,500
MGM Mirage
8.50%, 2010	15,000	13,800
8.38%, 2011	55,000	44,963
6.75%, 2012	625,000	489,063
6.75%, 2013[3]	250,000	195,000
7.63%, 2017	500,000	360,000
Mohegan Tribal Gaming Authority
7.13%, 2014	1,750,000	1,242,499

Pinnacle Entertainment, Inc.
7.50%, 2015	750,000	555,000
Station Casinos, Inc.
6.00%, 2012	925,000	518,000

	Principal Amount	Value
CORPORATE BOND (continued)
Gaming (continued)
Turning Stone Resort Casino Enterprise
9.13%, 2014[2,3]	$150,000	$136,500

		5,562,325

Health Care - 3.8%
Coventry Health Care, Inc.
6.13%, 2015	575,000	515,178
HCA, Inc.
6.50%, 2016	2,600,000	2,060,500
InvaCare Corporation
9.75%, 2015[3]	150,000	150,000
Johnsondiversey, Inc.
9.63%, 2012	5,000	4,988
US Oncology, Inc.
10.75%, 2014	675,000	678,375

		3,409,041

Home Construction - 1.2%
Meritage Homes Corporation
7.00%, 2014	500,000	385,000
6.25%, 2015	1,000,000	740,000

		1,125,000

Independent Energy - 3.1%
Forest Oil Corporation
7.25%, 2019	375,000	320,625
Hilcorp Energy I, LP
7.75%, 2015[2,3]	250,000	215,000
MarkWest Energy Partners, LP
8.50%, 2016	400,000	378,000
Plains Exploration & Production Company
7.00%, 2017	500,000	435,000
Range Resources Corporation
7.38%, 2013	75,000	72,375
Southwestern Energy Company
7.50%, 2018[2,3]	150,000	145,500
Transmeridian Exploration, Inc.
12.00%, 2010	1,225,000	1,127,000
VeraSun Energy Corporation
9.38%, 2017	250,000	98,750

		2,792,250

Industrial - Other - 0.7%
Anixter International, Inc.
5.95%, 2015	250,000	217,500
Belden, Inc.
7.00%, 2017	300,000	267,000
Mobile Services Group, Inc.
9.75%, 2014	200,000	186,000

		670,500

Insurance - Life - 0.1%
USI Holdings Corporation
9.75%, 2015[2,3]	100,000	76,000

Insurance - Property & Casualty - 2.3%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	2,075,000	2,043,875

Schedule of Investments
September 30, 2008	SBL P (High Yield Series)

Media - Cable - 0.6%
Cablevision Systems Corporation
7.13%, 2009[5]	250,000	246,875

	Principal Amount	Value
CORPORATE BOND (continued)
Media - Cable (continued)
CSC Holdings, Inc.
8.13%, 2009	$25,000	$24,750
8.13%, 2009	10,000	9,900
6.75%, 2012	325,000	297,781

		579,306

Media - Non Cable - 6.6%
Block Communications, Inc.
8.25%, 2015[2,3]	1,125,000	1,012,500
Bonten Media Acquisition Company
9.00%, 2015[2,3]	100,000	59,000
CMP Susquehanna Corporation
9.88%, 2014	1,200,000	672,000
Fisher Communications, Inc.
8.63%, 2014	250,000	251,250
Historic TW, Inc.
9.13%, 2013	30,000	31,500
Idearc, Inc.
8.00%, 2016	650,000	177,125
Intelsat, Ltd.
7.63%, 2012	725,000	547,375
Morris Publishing Group LLC
7.00%, 2013[3]	1,625,000	390,000
Reader’s Digest Association, Inc.
9.00%, 2017	150,000	84,750
RH Donnelley Corporation
8.88%, 2016	650,000	221,000
8.88%, 2017	350,000	119,000
Satelites Mexicanos S.A. de CV
11.45%, 2011[5]	1,464,175	1,407,437
Univision Communications, Inc.
9.75%, 2015[2,3]	1,950,000	906,750

		5,879,687

Metals & Mining - 4.2%
Asia Aluminum Holdings, Ltd.
8.00%, 2011[2,3]	2,800,000	2,467,360
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[2,3]	1,400,000	896,000
Noble Group, Ltd.
6.63%, 2015[2,3]	550,000	402,446

		3,765,806

Natural Gas Pipelines - 1.1%
Regency Energy Partners, LP
8.38%, 2013	1,105,000	994,500

Oil Field Services - 0.5%
Pemex Project Funding Master Trust
7.88%, 2009	25,000	25,236
9.13%, 2010	10,000	10,700
Stallion Oilfield Services
9.75%, 2015[2,3]	700,000	455,000

		490,936

Packaging - 0.9%
Ball Corporation
6.88%, 2012	250,000	249,688

Graham Packaging Company, Inc.
9.88%, 2014	625,000	543,750

	Principal Amount	Value
CORPORATE BOND (continued)
Packaging (continued)
Owens-Illinois, Inc.
7.50%, 2010	$30,000	$29,700

		823,138

Paper - 2.8%
Georgia-Pacific LLC
7.13%, 2017[2,3]	325,000	290,063
Sino-Forest Corporation
9.13%, 2011[2,3]	2,275,000	2,252,250

		2,542,313

Refining - 2.3%
Frontier Oil Corporation
6.63%, 2011	300,000	283,500
Tesoro Corporation
6.50%, 2017	1,350,000	1,080,000
United Refining Company
10.50%, 2012	850,000	731,000

		2,094,500

REIT’s - 4.5%
American Real Estate Partners, LP
8.13%, 2012	2,185,000	1,857,250
7.13%, 2013	400,000	306,000
BF Saul Reit
7.50%, 2014	1,150,000	943,000
Reckson Operating Partnership, LP
7.75%, 2009	1,000,000	988,074

		4,094,324

Restaurants - 0.1%
Seminole Hard Rock Entertainment, Inc.
5.32%, 2014[2,3,5]	150,000	112,500

Retailers - 6.3%
Blockbuster, Inc.
9.00%, 2012	850,000	607,750
Duane Reade, Inc.
9.75%, 2011	1,300,000	1,092,000
General Nutrition Centers, Inc.
7.58%, 2014[5]	675,000	561,938
Michaels Stores, Inc.
11.38%, 2016	1,750,000	826,875
Neiman Marcus Group, Inc.
10.38%, 2015	1,450,000	1,214,375
PCA LLC
11.88%, 2009[4,6]	30,000	–
Saks, Inc.
9.88%, 2011	1,300,000	1,313,000

		5,615,938

Services - 0.6%
West Corporation
11.00%, 2016	750,000	540,000

Technology - 5.5%
Amkor Technology, Inc.
9.25%, 2016	2,525,000	2,121,000
NXP BV
9.50%, 2015	650,000	334,750
Seagate Technology HDD Holdings
6.80%, 2016	650,000	568,750

Schedule of Investments
September 30, 2008	SBL P (High Yield Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Technology (continued)
Viasystems, Inc.
10.50%, 2011	$2,000,000	$1,950,000

		4,974,500

Telecommunications - Wireless - 1.0%
iPCS, Inc.
6.05%, 2014[5]	400,000	312,000
MetroPCS Wireless, Inc.
9.25%, 2014	675,000	631,125

		943,125

Telecommunications - Wirelines - 0.2%
Qwest Corporation
7.88%, 2011	150,000	144,000

Transportation Services - 0.8%
St. Acquisition Corporation
12.50%, 2017[2,3]	1,350,000	445,500
US Shipping Partners, LP
13.00%, 2014	625,000	262,500

		708,000
TOTAL CORPORATE BOND (cost $88,739,712)		$69,810,518
	Principal Amount	Value
PREFERRED STOCK - 1.6%
Department Stores - 0.3%
Sears Holdings Corporation
7.00%, 2042	6,510	76,086
7.40%, 2043	18,320	192,933

		269,019

Real Estate Investment Trusts - 1.1%
Hospitality Properties Trust
7.00%, 2012	85,000	1,015,750

Thrifts & Mortgage Finance - 0.2%
Federal Home Loan Mortgage Corporation
8.38%, 2012	28,000	45,640
Federal National Mortgage Association
8.25%, 2010	28,000	61,040
4.38%, 2011	7,000	17,080

		123,760
TOTAL PREFERRED STOCK (cost $4,272,729)		$1,408,529

	Principal Amount	Value
SENIOR FLOATING RATE INTERESTS - 5.5%
Automotive - 1.4%
Delphi, Term Loan C
8.50%, 2008[5]	496,000	408,952
Ford Motor Company, Term Loan B
5.49%, 2013[5]	1,277,250	834,737

		1,243,689

	Principal Amount	Value
SENIOR FLOATING RATE INTERESTS (continued)
Business Equipment & Services - 3.2%
First Data Corporation, Initial B1 Term Loan
5.95%, 2014[5]	$57,541	$48,910
6.51%, 2014[5]	128,809	109,488
5.93%, 2014[5]	1,892,650	1,608,752
VNU, Term Loan
4.80%, 2013[5]	1,225,009	1,054,120

		2,821,270

Health Care - 0.9%
DaVita, Inc., Term Loan B
5.27%, 2012[5]	120,457	108,230
4.30%, 2012[5]	315,262	283,263
5.21%, 2012[5]	458,329	411,809
4.32%, 2012[5]	26,996	24,256

		827,558
TOTAL SENIOR FLOATING RATE INTERESTS (cost $5,916,812)		$4,892,517
	Principal Amount	Value
FOREIGN BOND - 0.1%
Tunisia - 0.1%
Banque Centrale de Tunisie
7.38%, 2012	$80,000	$83,300

TOTAL FOREIGN BOND (cost $79,427)		$83,300
	Principal Amount	Value
FOREIGN GOVERNMENT BOND - 0.4%
Chile - 0.0%
Chile Government International Bond
7.13%, 2012	25,000	27,340

Mexico - 0.3%
Mexico Government International Bond
8.38%, 2011	85,000	91,375
7.50%, 2012	116,000	124,120

		215,495

Philippines - 0.0%
Philippine Government International Bond
8.38%, 2009	30,000	30,525

Russia - 0.1%
Russia Government International Bond
8.25%, 2010	16,223	16,771
Russian Ministry of Finance
3.00%, 2011	80,000	76,800

		93,571

South Africa - 0.0%
South Africa Government International Bond
7.38%, 2012	35,000	35,831

TOTAL FOREIGN GOVERNMENT BOND (cost $371,632)		$402,762

Schedule of Investments
September 30, 2008	SBL P (High Yield Series)

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 3.3%
Federal Home Loan Bank
0.25%, 10/2/2008	$2,000,000	$1,999,986
0.60%, 10/9/2008	1,000,000	999,867
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $2,999,853)		$2,999,853
	Principal Amount	Value
COMMERCIAL PAPER - 1.5%
Automotive - 1.5%
American Honda Finance
2.90%, 10/02/2008	$1,400,000	$1,399,887

TOTAL COMMERCIAL PAPER (cost $1,399,887)		$1,399,887
	Principal Amount	Value
REPURCHASE AGREEMENT - 3.7%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $3,391,138 (Collateralized by FHLB, 10/16/08 with a value of $3,459,362)	$3,391,000	$3,391,000
TOTAL REPURCHASE AGREEMENT (cost $3,391,000)		$3,391,000
Total Investments - 96.8% (cost $111,590,522)		$87,637,776
Cash & Other Assets, Less Liabilities - 3.2%		2,917,449

Total Net Assets - 100.0%		$90,555,225

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $111,055,763.

* Non-income producing security

1 Security is deemed illiquid. The total market value of illiquid securities is $4,568 (cost $451,176), or 0.0% of total net assets.

2 Security was acquired through a private placement.

3 Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $15,023,440 (cost $20,887,509), or 16.6% of total net assets.

4 Security is in default of interest and/or principal obligations.

5 Variable rate security. Rate indicated is rate effective at September 30, 2008.

6 Security was fair valued by the Valuation Committee at September 30, 2008. The total market value of fair valued securities amounts to $0, (cost $29,937) or 0.0% of total net assets.

Schedule of Investments
September 30, 2008	SBL Q (Small Cap Value Series)

	Shares	Value
COMMON STOCKS - 90.4%
Airlines - 2.1%
Alaska Air Group, Inc. 1,*	43,700	$891,043
Delta Air Lines, Inc. *	91,000	677,950
Lan Airlines S.A. ADR [1]	35,400	403,560
UAL Corporation	76,035	668,348

		2,640,901

Apparel Retail - 1.3%
Collective Brands, Inc. 1,*	89,800	1,644,238

Application Software - 0.3%
Symyx Technologies 1,*	37,800	374,598

Automobile Manufacturers - 0.3%
Fleetwood Enterprises, Inc. *	345,300	352,206

Biotechnology - 0.2%
Infinity Pharmaceuticals, Inc. *	28,500	220,875

Broadcasting - 0.9%
Citadel Broadcasting Corporation *	592,367	462,046
Discovery Communications, Inc. *	42,600	605,138
Entravision Communications Corporation *	30,400	81,776

		1,148,960

Casinos & Gaming - 0.1%
Empire Resorts, Inc. *	53,500	134,820

Commodity Chemicals - 0.5%
Calgon Carbon Corporation *	32,100	653,556

Communications Equipment - 2.5%
3Com Corporation *	804,300	1,874,019
China GrenTech Corporation, Ltd. ADR *	135,700	242,903
MRV Communications, Inc. *	495,880	580,180
Powerwave Technologies, Inc. *	133,700	529,452

		3,226,554

Computer Hardware - 0.6%
Cray, Inc. *	143,200	741,776

Computer Storage & Peripherals - 2.3%
Intermec, Inc. 1,*	148,400	2,914,576

Construction & Engineering - 2.2%
Chicago Bridge & Iron Company
N.V. [1]	126,000	2,424,239
MasTec, Inc. 1,*	20,500	272,445

		2,696,684

Construction Materials - 0.4%
U.S. Concrete, Inc. *	119,600	534,612

Diversified Chemicals - 0.5%
Ashland, Inc. [1]	22,400	654,976

Diversified Support Services - 0.4%
Healthcare Services Group	30,255	553,364

	Shares	Value
COMMON STOCKS (continued)
Electrical Components & Equipment - 1.3%
Encore Wire Corporation [1]	5,000	$90,550
GrafTech International, Ltd. 1,*	80,900	1,222,399
Power-One, Inc. 2,*	264,000	382,800

		1,695,749

Electronic Components - 0.1%
Vishay Intertechnology, Inc. *	25,400	168,148

Electronic Equipment & Instruments - 2.8%
Cognex Corporation [1]	31,500	635,040
Coherent, Inc. *	40,500	1,428,840
OSI Systems, Inc. *	65,100	1,530,501

		3,594,381

Environmental & Facilities Services - 1.7%
ABM Industries, Inc. [1]	96,900	2,116,296

Exchange Traded Funds - 0.2%
SPDR KBW Regional Banking ETF
	7,700	277,046

Gold - 9.9%
Eldorado Gold Corporation 1,*	82,100	513,946
Goldcorp, Inc.	130,500	4,127,715
Randgold Resources, Ltd. ADR [1]	176,000	7,221,280
Yamana Gold, Inc. [1]	67,600	563,108

		12,426,049

Health Care Equipment - 0.7%
Hologic, Inc. *	14,400	278,352
Symmetry Medical, Inc. *	30,700	569,792

		848,144

Health Care Facilities - 0.4%
Community Health Systems, Inc. *	17,863	523,565

Health Care Services - 3.5%
Amedisys, Inc. 1,*	17,500	851,725
Cross Country Healthcare, Inc. 1,*	108,850	1,773,166
Gentiva Health Services, Inc. *	51,500	1,387,410
Healthways, Inc. *	25,800	416,154

		4,428,455

Health Care Supplies - 0.8%
OraSure Technologies, Inc. *	213,100	1,048,452

Homebuilding - 2.6%
Champion Enterprises, Inc. *	377,600	2,095,680
Palm Harbor Homes, Inc. *	63,500	629,285
Skyline Corporation	24,300	642,249

		3,367,214

Human Resource & Employment Services - 0.2%
Kforce, Inc. *	27,900	284,859

Integrated Oil & Gas - 2.7%
InterOil Corporation 1,*	124,900	3,434,750

Integrated Telecommunication Services - 0.9%
Cincinnati Bell, Inc. *	362,275	1,119,430

Schedule of Investments
September 30, 2008	SBL Q (Small Cap Value Series)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.8%
Applied Biosystems, Inc. [1]	7,800	$267,150
MDS, Inc. *	64,300	768,385

		1,035,535

Metal & Glass Containers - 0.8%
Constar International, Inc. *	49,700	30,814
Intertape Polymer Group, Inc. *	381,600	1,041,768

		1,072,582

Mortgage REIT’s - 6.6%
Annaly Capital Management, Inc. [1]	200,300	2,694,035
Anworth Mortgage Asset Corporation [1]	156,700	927,664
Capstead Mortgage Corporation [1]	177,800	1,946,910
Hatteras Financial Corporation	55,400	1,285,280
MFA Mortgage Investments, Inc.	240,600	1,563,900

		8,417,789

Office Services & Supplies - 0.5%
ACCO Brands Corporation *	89,800	677,092

Oil & Gas Drilling - 3.3%
Helmerich & Payne, Inc. [1]	49,800	2,150,862
Parker Drilling Company *	71,600	574,232
Pride International, Inc. *	25,900	766,899
Transocean, Inc. [1]	6,100	670,024

		4,162,017

Oil & Gas Equipment & Services - 10.3%
Boots & Coots International Control, Inc. *	47,000	90,710
Global Industries, Ltd. *	294,075	2,040,881
Helix Energy Solutions Group, Inc. *	51,700	1,255,276
ION Geophysical Corporation *	31,500	446,985
Key Energy Services, Inc. *	139,535	1,618,606
Matrix Service Company *	2,300	43,930
Newpark Resources *	344,400	2,514,120
Oceaneering International, Inc. 1,*	29,700	1,583,604
PHI, Inc. *	5,640	197,964
PHI, Inc. (Non Voting) *	34,900	1,288,857
Smith International, Inc. [1]	4,200	246,288
Willbros Group, Inc. *	67,980	1,801,470

		13,128,691

Oil & Gas Exploration & Production - 9.8%
Forest Oil Corporation *	35,500	1,760,800
Mariner Energy, Inc. *	25,500	522,750
McMoRan Exploration Company 1,*	146,900	3,472,716
Newfield Exploration Company 1,*	25,300	809,347
Noble Energy, Inc. [1]	11,400	633,726
PetroHawk Energy Corporation 1,*	21,700	469,371
Petroquest Energy, Inc. *	21,100	323,885
Pioneer Natural Resources Company	11,200	585,536
Range Resources Corporation [1]	89,400	3,832,578

		12,410,709

Other Diversified Financial Services - 0.1%
Highlands Acquisition Corporation *	12,600	118,440

	Shares	Value
COMMON STOCKS (continued)
Packaged Foods & Meats - 1.8%
Del Monte Foods Company	287,300	$2,240,940

Paper Packaging - 0.0%
Chesapeake Corporation *	49,700	33,299

Paper Products - 0.6%
Wausau Paper Corporation	69,100	699,983

Personal Products - 1.0%
Prestige Brands Holdings, Inc. *	143,000	1,269,840

Pharmaceuticals - 0.3%
Alpharma, Inc. 1,*	11,300	416,857

Precious Metals & Minerals - 0.3%
Apex Silver Mines, Ltd. *	228,900	393,708

Property & Casualty Insurance - 5.1%
Argo Group International Holdings, Ltd. *	75,100	2,767,435
First Acceptance Corporation *	17,000	57,800
Hilltop Holdings, Inc. *	83,390	860,585
Mercury General Corporation	28,900	1,582,275
NYMAGIC, Inc.	25,300	638,825
OneBeacon Insurance Group, Ltd.
	27,800	587,970

		6,494,890

Publishing - 0.7%
McClatchy Company	45,900	201,960
RH Donnelley Corporation *	205,300	408,547
Voyager Learning Company *	61,700	222,120

		832,627

Regional Banks - 0.3%
Colonial BancGroup, Inc. [1]	45,300	356,058

Residential REIT’s - 0.5%
Sun Communities, Inc.	32,300	639,863

Security & Alarm Services - 1.7%
Geo Group, Inc. 1,*	105,560	2,133,368

Semiconductor Equipment - 0.3%
LTX-Credence Corporation *	192,757.05	335,397

Specialty Chemicals - 0.3%
OM Group, Inc. 1,*	15,300	344,250

Steel - 2.5%
Carpenter Technology Corporation [1]	37,500	961,875
Steel Dynamics, Inc. [1]	83,000	1,418,470
United States Steel Corporation [1]	5,700	442,377
Webco Industries, Inc. *	4,745	409,256

		3,231,978

Schedule of Investments
September 30, 2008	SBL Q (Small Cap Value Series)

	Shares	Value
COMMON STOCKS (continued)
Trucking - 0.4%
Covenant Transportation Group, Inc. *	44,200	$127,296
YRC Worldwide, Inc. *	32,800	392,288

		519,584
TOTAL COMMON STOCKS (cost $129,441,795)		$114,790,731
	Shares	Value
FOREIGN STOCKS - 0.7%
Canada - 0.7%
Air Canada *	13,100	$63,999
Trilogy Energy Trust	114,800	859,597

		923,596
TOTAL FOREIGN STOCKS (cost $1,790,446)		$923,596
	Principal Amount	Value
REPURCHASE AGREEMENT - 10.4%
State Street, 0.25%, dated 9/30/08, matures 10/1/08; repurchase amount $13,260,280 (Collateralized by FMCDN, 11/10/08 with a value of $13,529,290)	$13,260,187	$13,260,187
TOTAL REPURCHASE AGREEMENT (cost $13,260,187)		$13,260,187
Total Investments - 101.5% (cost $144,492,428)		$128,974,514
Liabilities, Less Cash & Other Assets - (1.5)%		(1,894,973)

Total Net Assets - 100.0%		$127,079,541

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $144,998,922.

ADR    American Depositary Receipt

* Non-income producing security

1 Security is segregated as collateral for open written option contracts.

2 Security is deemed illiquid. The total market value of illiquid securities is $382,800 (cost $1,616,919), or 0.3% of total net assets.

Schedule of Investments
September 30, 2008	SBL V (Mid Cap Value Series)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 0.7%
Argon ST, Inc. *	93,075	$2,186,332

Apparel Retail - 3.6%
Brown Shoe Company, Inc.	301,800	4,943,484
Chico’s FAS, Inc. *	235,870	1,290,209
Talbots, Inc.	407,300	5,335,630

		11,569,323

Apparel, Accessories & Luxury Goods - 2.9%
Fossil, Inc. *	86,800	2,450,364
Maidenform Brands, Inc. *	247,500	3,591,225
Oxford Industries, Inc.	125,600	3,244,248

		9,285,837

Application Software - 1.5%
EPIQ Systems, Inc. *	270,000	3,672,000
PLATO Learning, Inc. 1,*	415,750	1,180,730

		4,852,730

Auto Parts & Equipment - 0.1%
HydroGen Corporation 1,2,*	672,346	228,598

Biotechnology - 0.3%
Combinatorx, Inc. 1,*	298,400	963,832

Building Products - 0.9%
Trex Company, Inc. *	161,600	2,926,576

Coal & Consumable Fuels - 1.8%
Evergreen Energy, Inc. *	1,741,300	1,636,822
USEC, Inc. *	771,700	4,174,897

		5,811,719

Communications Equipment - 1.5%
EF Johnson Technologies, Inc. 1,*	404,000	505,000
Symmetricom, Inc. 1,*	887,280	4,409,782

		4,914,782

Computer Storage & Peripherals - 0.3%
STEC, Inc. *	144,650	1,113,805

Construction & Engineering - 3.6%
Insituform Technologies, Inc. *	299,300	4,477,528
Quanta Services, Inc. *	162,700	4,394,527
URS Corporation *	84,820	3,110,349

		11,982,404

Construction Materials - 0.9%
Eagle Materials, Inc.	128,800	2,881,256

Consumer Finance - 0.8%
First Marblehead Corporation	1,103,900	2,748,711

Data Processing & Outsourced Services - 7.5%
Affiliated Computer Services, Inc. *	225,000	11,391,750
Computer Sciences Corporation *	250,000	10,032,500
Gevity HR, Inc.	366,200	2,665,936

		24,090,186

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 6.3%
Allete, Inc.	97,513	$4,339,329
Empire District Electric Company	114,060	2,435,181
Great Plains Energy, Inc.	346,600	7,677,190
Northeast Utilities	141,700	3,634,605
Westar Energy, Inc.	100,000	2,304,000

		20,390,305

Electrical Components & Equipment - 1.4%
Power-One, Inc. 1,3,*	2,543,400	3,687,930
UQM Technologies, Inc. *	282,466	805,028

		4,492,958

Electronic Manufacturing Services - 2.8%
Maxwell Technologies, Inc. 1,*	674,300	8,995,162

Forest Products - 1.1%
Louisiana-Pacific Corporation	399,600	3,716,280

Gas Utilities - 1.3%
Atmos Energy Corporation	155,000	4,126,100

Health Care Equipment - 0.3%
Aspect Medical Systems, Inc. *	203,500	1,058,200

Health Care Facilities - 1.3%
Community Health Systems, Inc. *	142,300	4,170,813

Health Care Services - 2.2%
Pediatrix Medical Group, Inc. *	86,100	4,642,512
Providence Service Corporation *	42,700	418,460
RehabCare Group, Inc. *	105,930	1,917,333

		6,978,305

Highways & Railtracks - 0.6%
Quixote Corporation [1]	222,000	1,820,400

Home Furnishings - 1.8%
Leggett & Platt, Inc.	270,300	5,889,837

Human Resource & Employment Services - 0.8%
Administaff, Inc. [3]	93,900	2,555,958

Industrial Machinery - 2.0%
Briggs & Stratton Corporation	168,600	2,727,948
Harsco Corporation	84,600	3,146,274
Thermoenergy Corporation 1,*	1,271,793	674,050

		6,548,272

Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. [1]	768,100	115,215

Multi-Line Insurance - 1.9%
American Financial Group, Inc. [3]	205,250	6,054,875

Multi-Utilities - 4.0%
NorthWestern Corporation	218,500	5,490,905
SCANA Corporation	170,000	6,618,100
TECO Energy, Inc.	64,300	1,011,439

		13,120,444

Oil & Gas Drilling - 1.7%
Helmerich & Payne, Inc.	127,150	5,491,609

Schedule of Investments
September 30, 2008	SBL V (Mid Cap Value Series)

	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Equipment & Services - 1.4%
Global Industries, Ltd. *	665,900	$4,621,346

Oil & Gas Exploration & Production - 3.1%
Edge Petroleum Corporation *	40,350	72,227
Goodrich Petroleum Corporation *	32,700	1,425,393
Gulfport Energy Corporation *	249,600	2,508,480
Newfield Exploration Company 6,*	108,600	3,474,113
PetroHawk Energy Corporation *	127,100	2,749,173

		10,229,386

Oil & Gas Refining & Marketing - 0.1%
Nova Biosource Fuels, Inc. *	1,154,800	173,220

Oil & Gas Storage & Transportation - 1.4%
Southern Union Company	217,600	4,493,440

Packaged Foods & Meats - 7.5%
Hormel Foods Corporation [3]	245,600	8,910,368
JM Smucker Company	156,600	7,938,054
Smithfield Foods, Inc. *	334,600	5,313,448
TreeHouse Foods, Inc. 3,*	78,000	2,316,600

		24,478,470

Paper Packaging - 4.0%
Bemis Company, Inc.	284,000	7,418,080
Sonoco Products Company	188,550	5,596,164

		13,014,244

Paper Products - 0.9%
Schweitzer-Mauduit International, Inc.	154,400	2,932,056

Property & Casualty Insurance - 7.0%
Alleghany Corporation *	14,937	5,452,005
Assured Guaranty, Ltd.	157,100	2,554,446
Employers Holdings, Inc.	127,800	2,221,164
Hanover Insurance Group, Inc.	115,900	5,275,768
United America Indemnity, Ltd. *	111,740	1,590,060
W.R. Berkley Corporation	222,200	5,232,810

		22,326,253

Publishing - 0.1%
Valassis Communications, Inc. *	50,600	438,196

Railroads - 0.3%
Kansas City Southern *	25,000	1,109,000

Regional Banks - 6.0%
Commerce Bancshares, Inc.	168,000	7,795,200
Old National Bancorp [3]	72,350	1,448,447
Whitney Holding Corporation	61,790	1,498,408
Wilmington Trust Corporation	308,090	8,882,234

		19,624,289

Research & Consulting Services - 3.2%
ICF International, Inc. *	83,170	1,642,608
Navigant Consulting, Inc. *	432,700	8,606,403

		10,249,011

	Shares	Value
COMMON STOCKS (continued)
Restaurants - 0.5%
Red Robin Gourmet Burgers, Inc. *	66,500	$1,782,200

Security & Alarm Services - 0.9%
GeoEye, Inc. *	124,860	2,763,152

Semiconductor Equipment - 0.9%
Ultratech, Inc. 3,*	244,500	2,958,450

Semiconductors - 3.8%
IXYS Corporation [1]	1,132,300	10,292,607
RF Micro Devices, Inc. *	724,600	2,115,832

		12,408,439

Trucking - 0.9%
Old Dominion Freight Line, Inc. *	28,380	804,289
Saia, Inc. *	165,690	2,200,363

		3,004,652
TOTAL COMMON STOCKS (cost $366,321,501)		$317,686,628
	Shares	Value
WARRANTS - 0.0%
Electric City Corporation
$1.00, 3/19/2009	3,333	3,813
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011	369,350	42,012
TOTAL WARRANTS (cost $709,239)		$45,825
	Principal Amount	Value
CONVERTIBLE BONDS - 0.9%
Electric Utilities - 0.3%
Power-One, Inc.
8.00%, 2013[4,5]	$1,000,000	$822,840

Metals & Minerals - 0.6%
USEC, Inc.
3.00%, 2014	3,500,000	1,986,250

TOTAL CONVERTIBLE BONDS (cost $4,500,000)		$2,809,090
	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1.2%
Federal Home Loan Bank
0.25%, 10/2/2008	$2,000,000	$1,999,986
0.60%, 10/9/2008	2,000,000	1,999,733
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
(cost $3,999,719)		$3,999,719
	Principal Amount	Value
REPURCHASE AGREEMENT - 0.6%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $2,047,083 (Collateralized by FHLB, 5.40%, 10/27/11 with a value of $2,090,456)	$2,047,000	$2,047,000
TOTAL REPURCHASE AGREEMENT (cost $2,047,000)		$2,047,000

Schedule of Investments
September 30, 2008	SBL V (Mid Cap Value Series)

Total Investments - 100.6% (cost $377,577,459)	$326,588,262
Liabilities, Less Cash & Other Assets - (0.6)%	(1,992,011)

Total Net Assets - 100.0%	$324,596,251

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $377,559,753.

* Non-income producing security

1 Security is deemed illiquid. The total market value of illiquid securities is $32,873,306 (cost $57,034,706), or 10.1% of total net assets.

2 Investment in an affiliated issuer. See Note 10 in notes to financial statements.

3 Security is segregated as collateral for open written option contracts.

4 Security was acquired through a private placement.

5 Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $822,840 (cost $1,000,000), or 0.3% of total net assets.

6 Portion of security is delayed in delivery due to executing broker’s bankruptcy declaration.

Schedule of Investments
September 30, 2008	SBL X (Small Cap Growth Series)

	Shares	Value
COMMON STOCKS - 87.9%
Aerospace & Defense - 2.2%
Heico Corporation	15,030	$493,285
Hexcel Corporation *	31,580	432,330

		925,615

Airlines - 1.2%
Allegiant Travel Company *	14,990	529,447

Alternative Carriers - 2.2%
Premiere Global Services, Inc. *	68,710	966,063

Apparel Retail - 1.8%
Aeropostale, Inc. *	11,550	370,871
Jos A. Bank Clothiers, Inc. *	12,107	406,795

		777,666

Apparel, Accessories & Luxury Goods - 3.7%
FGX International Holdings, Ltd. *	41,730	461,951
Fossil, Inc. *	18,690	527,619
True Religion Apparel, Inc. *	22,970	593,774

		1,583,344

Application Software - 3.4%
Advent Software, Inc. *	7,460	262,816
Ebix, Inc. *	5,390	506,444
Netscout Systems, Inc. *	28,320	301,325
PROS Holdings, Inc. *	42,410	398,230

		1,468,815

Biotechnology - 3.4%
BioMarin Pharmaceutical, Inc. *	9,800	259,602
OSI Pharmaceuticals, Inc. *	10,290	507,194
Savient Pharmaceuticals, Inc. *	13,420	200,092
United Therapeutics Corporation *	5,170	543,729

		1,510,617

Casinos & Gaming - 1.2%
Scientific Games Corporation *	23,720	546,034

Commercial Printing - 1.8%
Innerworkings, Inc. *	73,100	810,679

Communications Equipment - 3.1%
DG FastChannel, Inc. *	30,840	676,013
Neutral Tandem, Inc. *	35,760	662,990

		1,339,003

Computer Hardware - 0.5%
Super Micro Computer, Inc. *	26,490	238,675

Computer Storage & Peripherals - 1.0%
Data Domain, Inc. *	19,030	423,798

Consumer Finance - 1.4%
Cardtronics, Inc. *	77,725	610,919

Data Processing & Outsourced Services - 3.8%
Cybersource Corporation *	42,760	688,863
TeleTech Holdings, Inc. *	40,720	506,557
TNS, Inc. *	25,200	488,124

		1,683,544

Education Services - 1.2%
DeVry, Inc.	10,930	541,472

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment & Instruments - 0.9%
Digital Ally, Inc. *	57,850	$397,430

Environmental & Facilities Services - 1.3%
EnergySolutions, Inc.	15,150	151,500
Rollins, Inc.	22,350	424,203

		575,703

Exchange Traded Funds - 2.7%
iShares Russell 2000 Growth Index Fund	16,430	1,161,930

Health Care Equipment - 7.1%
Insulet Corporation *	29,680	413,146
LeMaitre Vascular, Inc. *	135,050	405,150
Natus Medical, Inc. *	24,913	564,528
NuVasive, Inc. *	11,190	552,003
Spectranetics Corporation *	108,047	500,258
Vnus Medical Technologies, Inc. *	30,120	630,411

		3,065,496

Health Care Facilities - 1.6%
NovaMed, Inc. *	73,820	349,907
Psychiatric Solutions, Inc. *	9,670	366,976

		716,883

Health Care Services - 3.5%
Amedisys, Inc. *	7,860	382,546
athenahealth, Inc. *	9,750	324,383
CardioNet, Inc. *	20,150	502,943
IPC The Hospitalist Company, Inc. *	12,971	333,355

		1,543,227

Health Care Supplies - 2.0%
Haemonetics Corporation *	4,499	277,678
RTI Biologics, Inc. *	65,544	612,837

		890,515

Health Care Technology - 1.4%
MedAssets, Inc. *	35,020	602,344

Home Improvement Retail - 1.0%
Lumber Liquidators, Inc. *	35,030	439,977

Industrial Machinery - 1.3%
Flow International Corporation *	115,397	586,217

Insurance Brokers - 1.2%
eHealth, Inc. *	33,380	534,080

Internet Software & Services - 9.2%
Digital River, Inc. *	9,690	313,956
Equinix, Inc. *	7,080	491,777
Internet Brands, Inc. *	118,180	823,714
j2 Global Communications, Inc. *	30,900	721,515
NaviSite, Inc. *	204,360	408,720
Rackspace Hosting, Inc. *	38,740	378,490
Valueclick, Inc. *	35,370	361,835
Website Pros, Inc. *	100,225	541,215

		4,041,222

Schedule of Investments
September 30, 2008	SBL X (Small Cap Growth Series)

	Shares	Value
COMMON STOCKS (continued)
Investment Banking & Brokerage - 0.4%
Investment Technology Group, Inc. *	6,170	$187,753

Leisure Products - 1.3%
Leapfrog Enterprises, Inc. *	54,000	570,240

Life Sciences Tools & Services - 0.9%
Luminex Corporation *	16,510	412,915

Marine - 0.9%
Genco Shipping & Trading, Ltd.	12,320	409,517

Oil & Gas Equipment & Services - 4.3%
Core Laboratories N.V.	4,160	421,491
Dril-Quip, Inc. *	9,940	431,297
Oil States International, Inc. *	14,000	494,899
Superior Energy Services, Inc. *	14,800	460,872
Tesco Corporation *	4,540	95,068

		1,903,627

Oil & Gas Exploration & Production - 1.8%
Arena Resources, Inc. *	10,180	395,493
Comstock Resources, Inc. *	7,490	374,875

		770,368

Personal Products - 1.3%
Bare Escentuals, Inc. *	53,450	581,002

Property & Casualty Insurance - 2.5%
Amtrust Financial Services, Inc.	79,310	1,077,823

Research & Consulting Services - 2.3%
FTI Consulting, Inc. *	9,850	711,563
Hill International, Inc. *	18,756	259,771

		971,334

Semiconductors - 3.4%
Cavium Networks, Inc. *	29,510	415,501
Microsemi Corporation *	22,350	569,477
Netlogic Microsystems, Inc. *	17,040	515,290

		1,500,268

Specialized Finance - 2.1%
Life Partners Holdings, Inc.	8,814	317,040
MSCI, Inc. *	13,783	330,791
Portfolio Recovery Associates, Inc. *	5,660	275,246

		923,077

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 1.6%
Syniverse Holdings, Inc. *	43,000	$714,230

TOTAL COMMON STOCKS (cost $44,399,929)		$38,532,869
	Principal Amount	Value
REPURCHASE AGREEMENT -10.3%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $4,516,183 (Collateralized by FHLB, 10/3/08 with a value of $4,606,771)	$4,516,000	$4,516,000
TOTAL REPURCHASE AGREEMENT (cost $4,516,000)		$4,516,000
Total Investments - 98.2% (cost $48,915,929)		$43,048,869
Cash & Other Assets, Less Liabilities - 1.8%		777,906

Total Net Assets - 100.0%		$43,826,775

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $49,042,344.

* Non-income producing security

Schedule of Investments
September 30, 2008	SBL Y (Select 25 Series)

	Shares	Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	31,530	$1,310,072

Asset Management & Custody Banks - 3.2%
Bank of New York Mellon Corporation	42,955	1,399,474

Biotechnology - 7.3%
Celgene Corporation *	21,600	1,366,848
Gilead Sciences, Inc. *	40,420	1,842,343

		3,209,191

Cable & Satellite - 2.1%
Comcast Corporation	46,690	916,525

Communications Equipment - 8.3%
Cisco Systems, Inc. *	41,940	946,166
Corning, Inc.	60,405	944,734
Qualcomm, Inc.	25,410	1,091,867
Research In Motion, Ltd. *	10,300	703,490

		3,686,257

Computer Hardware - 7.7%
Apple, Inc. *	13,995	1,590,672
Hewlett-Packard Company	38,820	1,795,037

		3,385,709

Construction & Farm Machinery & Heavy Trucks - 2.7%
Deere & Company	23,700	1,173,150

Data Processing & Outsourced Services - 2.5%
Visa, Inc.	17,900	1,098,881

Drug Retail - 4.3%
CVS Caremark Corporation	55,835	1,879,407

Electrical Components & Equipment - 4.0%
Emerson Electric Company	42,690	1,741,325

Fertilizers & Agricultural Chemicals - 6.2%
Monsanto Company	13,815	1,367,408
Mosaic Company	20,075	1,365,903

		2,733,311

Footwear - 3.3%
Nike, Inc. (Cl.B)	21,835	1,460,762

Home Improvement Retail - 2.2%
Lowe’s Companies, Inc.	40,180	951,864

Industrial Gases - 2.7%
Air Products & Chemicals, Inc.	17,095	1,170,837

Internet Software & Services - 4.0%
Google, Inc. *	4,410	1,766,293

Life Sciences Tools & Services - 4.2%
Thermo Fisher Scientific, Inc. *	33,280	1,830,400

	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Drilling - 6.4%
Nabors Industries, Ltd. *	52,385	$1,305,434
Transocean, Inc.	13,760	1,511,399

		2,816,833

Packaged Foods & Meats - 3.0%
General Mills, Inc.	18,960	1,302,931

Pharmaceuticals - 3.1%
Johnson & Johnson	19,745	1,367,934

Railroads - 4.0%
Burlington Northern Santa Fe
Corporation	19,270	1,781,126

Restaurants - 3.4%
McDonald’s Corporation	24,515	1,512,575

Soft Drinks - 3.2%
PepsiCo, Inc.	19,975	1,423,618

Systems Software - 4.3%
Oracle Corporation *	92,355	1,875,730

TOTAL COMMON STOCKS (cost $48,072,166)		$41,794,205
	Principal Amount	Value
REPURCHASE AGREEMENT - 3.5%
UMB Financial Corp, 1.46%, dated 9/30/08, matures 10/1/08; repurchase amount $1,549,063 (Collateralized by FHLB, 5.45%, 10/17/11 with a value of $1,584,976)	$1,549,000	$1,549,000
TOTAL REPURCHASE AGREEMENT (cost $1,549,000)		$1,549,000
Total Investments - 98.6% (cost $49,621,166)		$43,343,205
Cash & Other Assets, Less Liabilities - 1.4%		596,240

Total Net Assets - 100.0%		$43,939,445

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $50,003,172.

* Non-income producing security

Schedule of Investments
September 30, 2008	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 58.2%
Aerospace & Defense - 1.2%
Lockheed Martin Corporation [1,2]	3,993	$437,912
Northrop Grumman Corporation [1,2]	1,100	66,594

		504,506

Airlines - 1.8%
AMR Corporation *	26,248	257,755
Southwest Airlines Company	36,090	523,666

		781,421

Apparel Retail - 2.8%
Childrens Place Retail Stores, Inc. *	699	23,312
Gap, Inc. [1,2]	6,300	112,014
Gymboree Corporation 1, [2] *	3,200	113,600
Ltd. Brands, Inc. 1, [2]	5,400	93,528
Ross Stores, Inc. [1,2]	7,826	288,075
TJX Companies, Inc. [1,2]	3,800	115,976
Urban Outfitters, Inc. *	14,243	453,924

		1,200,429

Apparel, Accessories & Luxury Goods - 0.3%
Phillips-Van Heusen Corporation1, [2]	900	34,119
Polo Ralph Lauren Corporation	1,276	85,033

		119,152

Asset Management & Custody Banks - 1.7%
BlackRock, Inc. [4]	3,349	651,381
T. Rowe Price Group, Inc.	1,710	91,844

		743,225

Auto Parts & Equipment - 0.4%
Fuel Systems Solutions, Inc. *	5,035	173,456

Biotechnology - 0.9%
Amgen, Inc. 1,2,*	1,900	112,613
Biogen Idec, Inc. *	2,600	130,754
OSI Pharmaceuticals, Inc. *	2,700	133,083

		376,450

Coal & Consumable Fuels - 0.5%
Consol Energy, Inc.	4,806	220,547
Uranium Energy Corporation *	4,318	4,102

		224,649

Communications Equipment - 0.9%
Harmonic, Inc. 1, [2]*	11,700	98,865
Research In Motion, Ltd. *	4,068	277,844

		376,709

Computer & Electronics Retail - 0.6%
Best Buy Company, Inc.	4,556	170,850
RadioShack Corporation [1,2]	5,500	95,040

		265,890

Computer Hardware - 0.6%
Apple, Inc. *	2,278	258,917

Construction & Engineering - 2.1%
Foster Wheeler, Ltd. *	11,110	401,182
Pike Electric Corporation *	7,159	105,452
Quanta Services, Inc. *	14,791	399,505

		906,139

Construction & Farm Machinery & Heavy Trucks - 1.7%
Joy Global, Inc. [1,2]	9,500	428,830
Trinity Industries, Inc. [1,2]	10,800	277,884

		706,714

	Shares	Value
COMMON STOCKS (continued)
Diversified Banks - 0.9%
Wachovia Corporation	14,155	$49,543
Wells Fargo & Company	8,849	332,102

		381,645

Diversified Real Estate Activities - 0.9%
St. Joe Company	9,878	386,131

Education Services - 0.1%
ITT Educational Services, Inc. *	456	36,895

Electrical Components & Equipment - 0.4%
AO Smith Corporation [1,2]	3,000	117,570
Thomas & Betts Corporation *	1,667	65,130

		182,700

Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. *	6,282	186,324

Electronic Manufacturing Services - 0.1%
Celestica, Inc. *	5,954	38,344

Exchange Traded Funds - 1.0%
Claymore	9,613	158,346
PowerShares DB US Dollar Index Bullish Fund	5,076	124,057
SPDR KBW Regional Banking ETF	4,253	153,023

		435,426

Food Retail - 0.2%
Safeway, Inc. [1,2]	4,200	99,624

General Merchandise Stores - 0.2%
Family Dollar Stores, Inc. [1,2]	3,900	92,430

Health Care Distributors - 0.3%
Owens & Minor, Inc. 1, [2]	2,800	135,800

Health Care Equipment - 0.3%
Baxter International, Inc. [1,2]	1,900	124,697
Smith & Nephew plc ADR	76	4,035

		128,732

Health Care Facilities - 0.3%
Kindred Healthcare, Inc. 1,2,*	4,100	113,037

Health Care Services - 0.3%
Lincare Holdings, Inc. 1,2,*	4,100	123,369

Home Entertainment Software - 1.0%
Shanda Interactive Entertainment, Ltd. ADR 1,2,*	16,000	408,800

Home Improvement Retail - 0.2%
Lowe’s Companies, Inc.	2,642	62,589

Schedule of Investments
September 30, 2008	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS (continued)
Homebuilding - 2.1%
M.D.C. Holdings, Inc.	12,660	$463,229
NVR, Inc. *	787	450,164

		913,393

Homefurnishing Retail - 0.0%
Haverty Furniture Companies, Inc.
	1,009	11,543

Housewares & Specialties - 0.9%
Jarden Corporation *	17,032	399,400

Human Resource & Employment Services - 0.3%
Watson Wyatt Worldwide, Inc. [1,2]	2,400	119,352

Hypermarkets & Super Centers - 1.0%
BJ’s Wholesale Club, Inc. *	7,506	291,683
Wal-Mart Stores, Inc. [1,2]	2,300	137,747

		429,430

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.[1,2]	3,175	77,153

Industrial Conglomerates - 0.3%
General Electric Company [1,2]	4,500	114,750

Industrial Machinery - 0.4%
Lincoln Electric Holdings, Inc.	903	58,072
Pentair, Inc.	1,272	43,973
Watts Water Technologies, Inc. [1,2]	3,000	82,050

		184,095

Insurance Brokers - 0.2%
Marsh & McLennan Companies,
Inc.	3,082	97,884

Integrated Oil & Gas - 0.3%
ConocoPhillips [1,2]	1,500	109,875

Integrated Telecommunication Services - 0.7%
AT&T, Inc. [1,2]	11,300	315,496

Internet Software & Services - 0.3%
Netease.com ADR *	1,055	24,054
Sohu.com, Inc. *	1,701	94,831

		118,885

Investment Banking & Brokerage - 1.6%
KBW, Inc. *	7,191	236,871
Lazard, Ltd.	2,682	114,682
Raymond James Financial, Inc.	5,674	187,129
TD Ameritrade Holding Corporation *	9,509	154,046

		692,728

IT Consulting & Other Services - 0.4%
Accenture, Ltd.	4,300	163,400

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.2%
Polaris Industries, Inc.	1,592	$72,420

Life & Health Insurance - 0.8%
Prudential Financial, Inc.	4,756	342,432

Life Sciences Tools & Services - 1.7%
Charles River Laboratories
International, Inc. 1,2,*	2,100	116,613
Icon plc ADR *	596	22,797
Illumina, Inc. *	8,506	344,749
Invitrogen Corporation 1,2,*	3,000	113,400
Millipore Corporation 1,2,*	1,900	130,720

		728,279

Managed Health Care - 0.4%
Magellan Health Services, Inc. *	1,900	78,014
WellCare Health Plans, Inc. [1,2]*	2,400	86,400

		164,414

Movies & Entertainment - 0.5%
Imax Corporation *	4,460	26,403
Marvel Entertainment, Inc. 1,2,*	5,800	198,012

		224,415

Multi-Line Insurance - 0.1%
Genworth Financial, Inc. [1,2]	4,200	36,162

Multi-Utilities - 0.2%
TECO Energy, Inc.	5,400	84,942

Oil & Gas Equipment & Services - 1.3%
Dresser-Rand Group, Inc. *	9,484	298,462
Oil States International, Inc. *	3,300	116,655
Superior Well Services, Inc. *	4,330	109,592
WSP Holdings, Ltd. ADR *	2,496	15,725

		540,434

Oil & Gas Exploration & Production - 0.6%
Anadarko Petroleum
Corporation [1,2]	2,930	142,134
Canadian Natural Resources, Ltd.	1,819	124,529

		266,663

Oil & Gas Refining &
Marketing - 0.2%
Clean Energy Fuels Corporation *	6,629	93,800

Other Diversified Financial Services - 0.3%
JPMorgan Chase & Company	2,549	119,038

Packaged Foods & Meats - 0.3%
Tyson Foods, Inc.	10,133	120,988

Paper Products - 0.3%
International Paper Company	4,602	120,480

Personal Products - 0.2%
Herbalife, Ltd. [1,2]	2,600	102,752

Schedule of Investments
September 30, 2008	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.4%
Forest Laboratories, Inc. 1,2,*	3,600	$101,808
Johnson & Johnson [1,2]	5,300	367,184
Matrixx Initiatives, Inc. *	651	11,711
Viropharma, Inc. 1,2,*	10,500	137,760

		618,463

Property & Casualty Insurance - 1.1%
ACE, Ltd.	6,865	371,602
Amtrust Financial Services, Inc. [1,2]	6,300	85,617
White Mountains Insurance Group, Ltd.	61	28,655

		485,874

Railroads - 1.0%
Burlington Northern Santa Fe Corporation	2,501	231,168
Canadian National Railway Company	4,264	203,947

		435,115

Regional Banks - 1.4%
Commerce Bancshares, Inc.	6,647	308,421
National City Corporation	40,472	70,826
Old National Bancorp	844	16,897
PNC Financial Services Group, Inc.	2,248	167,926
Synovus Financial Corporation	4,184	43,304

		607,374

Reinsurance - 0.5%
Endurance Specialty Holdings, Ltd. [1,2]	3,200	98,944
Reinsurance Group of America, Inc.	2,400	129,600

		228,544

Residential REIT’s - 0.9%
Equity Residential	8,208	364,517

Restaurants - 2.5%
Bob Evans Farms, Inc.	4,300	117,347
Jack in the Box, Inc. [1,2]*	4,200	88,620
Panera Bread Company 4,*	13,750	699,875
Papa John’s International, Inc. *	5,366	145,741

		1,051,583

Retail REIT’s - 0.1%
National Retail Properties, Inc.	1,953	46,774

Semiconductor Equipment - 0.1%
Amkor Technology, Inc. [1,2]*	9,800	62,426

Semiconductors - 0.0%
ARM Holdings plc ADR	1,835	9,542

Soft Drinks - 0.3%
Fomento Economico Mexicano SAB de CV ADR	2,830	107,936

Specialized REIT’s - 2.6%
Plum Creek Timber Company, Inc.	9,921	494,662
Potlatch Corporation	7,084	328,627
Rayonier, Inc.	5,908	279,744

		1,103,033

	Shares	Value
COMMON STOCKS (continued)
Specialty Stores - 0.3%
Signet Jewelers, Ltd.	2,268	$53,026
Staples, Inc.	3,133	70,492

		123,518

Steel - 0.4%
Schnitzer Steel Industries, Inc.	4,799	188,313

Systems Software - 1.6%
CA, Inc. [1,2]	20,235	403,891
Check Point Software Technologies *	6,903	156,974
Symantec Corporation 1,2,*	6,300	123,354

		684,219

Technology Distributors - 0.4%
Arrow Electronics, Inc. [1,2]*	2,800	73,416
Avnet, Inc. 1, [2]*	3,200	78,816

		152,232

Thrifts & Mortgage Finance - 1.5%
Hudson City Bancorp, Inc. [4]	31,325	577,946
Sovereign Bancorp, Inc.	19,724	77,910

		655,856

Tobacco - 2.0%
Altria Group, Inc. [1,2]	17,800	353,152
Philip Morris International, Inc. [1,2]	10,500	505,050

		858,202

Trading Companies & Distributors - 0.8%
Fastenal Company	3,846	189,954
W.W. Grainger, Inc.	1,655	143,935

		333,889

Trucking - 1.4%
Con-way, Inc. [1,2]	3,676	162,148
Heartland Express, Inc.	5,252	81,511
Knight Transportation, Inc. *	9,049	153,562
Old Dominion Freight Line, Inc. *	1,667	47,243
YRC Worldwide, Inc. *	11,429	136,691

		581,155
TOTAL COMMON STOCKS (cost $28,087,236)		$24,912,671
	Shares	Value
FOREIGN STOCKS - 13.2%
Austria - 0.3%
Erste Group Bank AG [3]	2,542	$126,459

Brazil - 0.6%
BM&F BOVESPA S.A.	56,339	247,873

China - 0.5%
ZTE Corporation [3]	60,700	229,913

France - 0.1%
UBISOFT Entertainment 3,*	600	41,709

Germany - 1.6%
Adidas AG [3]	2,457	131,156
Kloeckner & Company SE [3]	2,500	57,346
Volkswagen AG [3]	1,300	509,027

		697,529

Hong Kong - 1.1%
Link REIT [3,5]	223,000	463,550

Schedule of Investments
September 30, 2008	SBL Z (Alpha Opportunity Series)

	Shares	Value
FOREIGN STOCKS (continued)
Indonesia - 0.4%
Bumi Resources Tbk PT [3]	489,124	$162,702

Ireland - 0.3%
Anglo Irish Bank Corporation plc [3]	19,420	110,083

Italy - 1.1%
Maire Tecnimont SpA [3]	31,000	109,910
Unione di Banche Italiane SCPA [3]	15,609	341,691

		451,601

Japan - 1.7%
Astellas Pharma, Inc. [3]	3,000	125,927
JGC Corporation [3]	23,410	375,186
K’s Holdings Corporation [3]	7,200	131,923
Mediceo Paltac Holdings Company, Ltd. [3]	8,600	105,103

		738,139

Norway - 0.3%
Orkla ASA [3]	12,400	114,037

Portugal - 0.7%
BRISA [3]	17,446	173,400
Jeronimo Martins SGPS S.A. [3]	15,600	132,947

		306,347

South Africa - 0.7%
Aveng, Ltd. [3]	39,958	304,112

Switzerland - 1.1%
Actelion, Ltd. 3,*	1,900	97,869
Lonza Group AG [3]	3,065	384,433

		482,302

United Kingdom - 2.7%
AstraZeneca plc [2,3]	2,800	122,517
Cadbury plc [3]	37,500	379,088
GlaxoSmithKline plc [2,3]	5,500	119,087
Imperial Tobacco Group plc [3]	16,764	538,175

		1,158,867
TOTAL FOREIGN STOCKS (cost $6,302,510)		$5,635,223
	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 25.3%
Federal Home Loan Bank
2.05%, 10/1/2008[4]	$1,000,000	$1,000,000
2.35%, 10/15/2008[4]	1,200,000	1,198,903
2.05%, 10/20/2008[4]	750,000	749,189
2.42%, 10/28/2008[4]	650,000	648,820
2.03%, 10/31/2008[4]	200,000	199,662
2.40%, 11/3/2008[4]	200,000	199,643
2.12%, 11/14/2008[4]	600,000	598,570
2.08%, 11/21/2008[4]	1,250,000	1,246,547
2.44%, 11/25/2008[4]	1,500,000	1,494,408
2.40%, 12/10/2008[4]	700,000	696,597
Federal Home Loan Mortgage Corporation
2.45%, 10/1/2008[1]	425,000	425,000
2.52%, 10/7/2008[1]	375,000	374,968
2.35%, 10/8/2008[4]	25,000	24,998
2.10%, 12/12/2008[4]	300,000	298,500

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (continued)
Federal National Mortgage
Association
2.36%, 10/15/2008[4]	$475,000	$474,908
2.25%, 10/20/2008[4]	1,000,000	999,736
2.02%, 11/7/2008[4]	200,000	199,599
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $10,828,570)		$10,830,048
	Principal Amount	Value
SHORT TERM INVESTMENTS - 4.4%
State Street General Account Prime Money Market Fund	$600,000	$600,000
State Street Treasury Money Market Fund	1,271,953	1,271,953
TOTAL SHORT TERM INVESTMENTS (cost $1,871,953)		$1,871,953
Total Investments - 101.1% (cost $47,090,269)		$43,249,895
Liabilities, Less Cash & Other Assets - (1.1)%		(510,395)

Total Net Assets - 100.0%		$42,739,500

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS - (10.4)%
Advertising - (0.2)%
Focus Media Holding, Ltd. ADR 6*	(2,500)	$(72,704)

Alternative Carriers - (0.1)%
Global Crossing, Ltd. 6,*	(2,520)	(45,200)

Biotechnology - (1.3)%
Acorda Therapeutics, Inc. 6,*	(2,900)	(81,084)
Alnylam Pharmaceuticals, Inc. 6,*	(3,000)	(84,270)
Cepheid, Inc. 6,*	(5,500)	(96,156)
Regeneron Pharmaceuticals, Inc.6,*	(3,810)	(85,946)
Rigel Pharmaceuticals, Inc.6,*	(3,070)	(67,114)
Savient Pharmaceuticals, Inc.6,*	(3,240)	(74,583)
Vertex Pharmaceuticals, Inc.6,*	(2,700)	(76,367)

		(565,520)

Building Products - (0.4)%
USG Corporation 6,*	(5,580)	(153,746)

Communications Equipment - (0.2)%
Riverbed Technology, Inc.6,*	(4,100)	(72,752)

Computer Storage &
Peripherals - (0.1)%
Intermec, Inc.6,*	(2,570)	(54,039)

Diversified Banks - (0.9)%
Wachovia Corporation	(14,155)	(49,543)
Wells Fargo & Company [6]	(10,119)	(318,953)

		(368,496)

Schedule of Investments
September 30, 2008	SBL Z (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS (continued)
Diversified Metals &
Mining - (0.1)%
Ivanhoe Mines, Ltd.6,*	(4,780)	$(49,280)

Electric Utilities - (0.7)%
Korea Electric Power Corporation ADR [6]	(19,460)	(293,393)

Exchange Traded Funds - (0.9)%
SPDR Gold Trust *	(3,593)	(305,656)
United States Oil Fund, LP *	(1,078)	(88,396)

		(394,052)

Gold - (0.3)%
Newmont Mining Corporation	(3,233)	(125,311)
Yamana Gold, Inc.	(1,827)	(15,219)

		(140,530)

Health Care Equipment - (0.1)%
Intuitive Surgical, Inc.6,*	(200)	(59,799)

Health Care Services - (0.2)%
athenahealth, Inc.6,*	(2,700)	(86,695)

Health Care Supplies - (0.2)%
Align Technology, Inc.6,*	(6,300)	(83,815)

Home Entertainment
Software - (0.1)%
Electronic Arts, Inc.6,*	(900)	(42,957)

Integrated Oil & Gas - (0.2)%
Exxon Mobil Corporation	(1,078)	(83,717)

Internet Software &Services - (0.6)%
Baidu.com ADR 6,*	(200)	(62,667)
Equinix, Inc. 6,*	(1,000)	(77,801)
SAVVIS, Inc. 6,,*	(5,900)	(82,057)
VeriSign, Inc. 6,*	(1,300)	(41,199)

		(263,724)

Leisure Products - (0.7)%
Pool Corporation [6]	(12,350)	(292,769)

Life Sciences Tools & Services - (0.6)%
AMAG Pharmaceuticals, Inc. 6,*	(1,900)	(79,315)
Exelixis, Inc. 6,*	(4,700)	(30,772)
Luminex Corporation 6,*	(2,700)	(66,188)
Sequenom, Inc. 6,*	(3,140)	(65,492)

		(241,767)

Oil & Gas Drilling - (0.1)%
Noble Corporation	(1,078)	(47,324)

Oil & Gas Exploration & Production - (0.2)%
BPZ Resources, Inc. 6,*	(6,000)	(81,454)

Pharmaceuticals - (0.5)%
Auxilium Pharmaceuticals, Inc. 6,*	(1,960)	(81,406)
Sepracor, Inc. 6*	(1,350)	(24,805)
XenoPort, Inc. 6*	(1,790)	(87,480)

		(193,691)

	Shares	Value
COMMON STOCKS (continued)
Regional Banks - (0.2)%
PrivateBancorp, Inc. [6]	(2,400)	$(75,916)

Semiconductor Equipment - (0.1)%
Varian Semiconductor Equipment Associates, Inc. 6,*	(1,270)	(43,480)

Semiconductors - (0.3)%
Cree, Inc. 6,*	(4,200)	(85,052)
Rambus, Inc. 6,*	(3,680)	(56,685)

		(141,737)

Soft Drinks - (0.2)%
Hansen Natural Corporation 6,*	(3,270)	(94,780)

Specialty Chemicals - (0.1)%
Zoltek Companies, Inc. 6,*	(2,900)	(47,829)

Systems Software - (0.4)%
Red Hat, Inc. 6,*	(3,300)	(74,093)
VMware, Inc. 6,*	(2,500)	(92,321)

		(166,414)

Wireless Telecommunication Services - (0.4)%
Clearwire Corporation 6,*	(2,660)	(28,580)
Leap Wireless International, Inc. 6,*	(1,600)	(68,103)
SBA Communications Corporation 6,*	(2,600)	(89,607)

		(186,290)
TOTAL COMMON STOCKS SOLD SHORT (proceeds $4,617,440)		$(4,443,870)
	Shares	Value
FOREIGN STOCKS - (8.8)%
Australia - (0.6)%
Aquila Resources, Ltd. 6,*	(2,600)	$(27,814)
Arrow Energy, Ltd. 6,*	(9,500)	(25,939)
Ausenco, Ltd. [6]	(2,300)	(23,349)
Queensland Gas Company, Ltd. 6,*	(10,600)	(51,734)
Riversdale Mining, Ltd. 6,*	(7,100)	(52,976)
Sino Gold Mining, Ltd. 5,6,*	(9,100)	(32,745)
Western Areas NL 6,*	(6,600)	(45,202)

		(259,759)

Austria - (1.0)%
bwin Interactive Entertainment AG 6,*	(1,700)	(43,569)
Erste Group Bank AG [6]	(5,500)	(290,454)
Intercell AG 6,*	(2,000)	(88,327)

		(422,350)

Bermuda - (0.0)%
C C Land Holdings, Ltd. [6]	(53,000)	(20,894)

Canada - (0.5)%
Agnico-Eagle Mines, Ltd. [6]	(1,900)	(94,722)
Silver Wheaton Corporation 6*	(6,500)	(68,649)
Trican Well Service, Ltd. [6]	(2,200)	(42,276)

		(205,647)

China - (0.6)%
Anhui Conch Cement Company, Ltd. [6]	(5,500)	(23,832)
Beijing Capital International Airport Company, Ltd. [6]	(232,000)	(163,235)

Schedule of Investments
September 30, 2008	SBL Z (Alpha Opportunity Series)

	Shares	Value
FOREIGN STOCKS (continued)
China (continued)
China Communications Construction Company, Ltd. [6]	(16,000)	$(26,014)
China National Building Material Company, Ltd. [6]	(17,300)	(22,583)
China National Materials Company, Ltd. 6,*	(37,600)	(25,463)

		(261,127)

Germany - (1.4)%
Premiere AG 6,*	(4,200)	(72,552)
Volkswagen AG [3]	(1,300)	(509,026)

		(581,578)

Gibraltar - (0.2)%
PartyGaming plc 6*	(16,200)	(63,957)

Hong Kong - (0.2)%
China Merchants Holdings International Company, Ltd. [6]	(4,900)	(16,948)
Franshion Properties China, Ltd. [6]	(84,600)	(28,845)
Fushan International Energy Group, Ltd. 6,*	(70,000)	(36,247)

		(82,040)

Ireland - (0.1)%
Ryanair Holdings plc 6,*	(10,200)	(42,001)

Isle Of Man - (0.1)%
Genting International plc 6,*	(132,800)	(47,458)

Japan - (1.3)%
Access Company, Ltd. 6,*	(18)	(28,293)
Aeon Mall Company, Ltd. [6]	(1,900)	(51,699)
Aozora Bank, Ltd. [6]	(17,300)	(37,012)
Japan Steel Works, Ltd. [6]	(1,600)	(25,736)
Marui Group Company, Ltd. [6]	(31,000)	(234,420)
Mizuho Financial Group, Inc. [6]	(12)	(50,834)
Mizuho Trust & Banking Company, Ltd. [6]	(18,800)	(26,363)
Modec, Inc. [6]	(1,000)	(28,487)
Monex Group, Inc. [6]	(83)	(39,209)
Tokyo Broadcasting System, Inc. [6]	(1,300)	(20,263)
Toyo Tanso Company, Ltd. [6]	(600)	(31,785)

		(574,101)

Norway - (0.1)%
Sevan Marine ASA 6,*	(6,300)	(62,290)

Portugal - (1.1)%
BRISA [6]	(47,200)	(459,033)

Spain - (0.1)%
Zeltia S.A. [6]	(8,500)	(62,074)

Sweden - (1.0)%
Electrolux AB [6]	(32,100)	(419,387)

Switzerland - (0.3)%
Basilea Pharmaceutica 6,*	(500)	(81,308)
Meyer Burger Technology AG 6,*	(200)	(54,522)

		(135,830)

United Kingdom - (0.2)%
Imperial Energy Corporation plc 6*	(4,200)	(91,163)

	Shares	Value
FOREIGN STOCKS (continued)
TOTAL FOREIGN STOCKS SOLD SHORT (proceeds $3,703,004)		$(3,790,689)
TOTAL SECURITIES SOLD SHORT - (19.2%) (proceeds $8,320,444)		$(8,234,559)

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $47,332,722.

ADR	American Depositary Receipt
plc	Public Limited Company

* Non-income producing security

1 Security is segregated as collateral for short positions.

2 Security is deemed illiquid. The total market value of illiquid securities is $8,256,783 (cost $9,433,280), or 19.3% of total net assets.

3 Security was subject to the fair value trigger at September 30, 2008. The total market value of securities subject to the trigger amounts to $4,878,324 (cost $5,575,866) or 11.4% of total net assets.

4 Security is segregated as collateral for open futures contracts.

5 Security is a PFIC (Passive Foreign Investment Company)

6 Security is fair valued by the Valuation Committee at September 30, 2008. The total market value of fair valued securities amounts to ($7,010,367), (cost ($7,017,969)) or (16.4%) of total net assets.

NOTES TO FINANCIAL STATEMENTS

1. Unrealized Appreciation/Depreciation on Investments

For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series’ investments, were as follows:

	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Series A
(Equity)	$17,157,076	$(41,190,305)	$(24,033,229)
Series B
(Large Cap Value)	53,843,602	(50,939,672)	2,903,930
Series C
(Money Market)	1,712	(164,222)	(162,510)
Series D
(Global)	875,251	(54,393,325)	(53,518,074)
Series E
(Diversified Income)	-	(12,280,368)	(12,280,368)
Series H
(Enhanced Index)	1,379,484	(9,257,766)	(7,878,282)
Series J
(Mid Cap Growth)	4,672,908	(26,651,501)	(21,978,593)
Series N
(Managed Asset Allocation)	3,246,999	(12,526,162)	(9,279,163)
Series O
(Equity Income)	9,536,084	(20,564,193)	(11,028,109)
Series P
(High Yield)	1,081,642	(24,499,629)	(23,417,987)
Series Q
(Small Cap Value)	19,283,563	(35,307,971)	(16,024,408)
Series V
(Mid Cap Value)	26,605,655	(77,577,146)	(50,971,491)
Series X
(Small Cap Growth)	1,577,232	(7,570,707)	(5,993,475)
Series Y
(Select 25)	615,019	(7,274,986)	(6,659,967)
Series Z
(Alpha Opportunity)	72,743	(4,155,570)	(4,082,827)

2. Open Futures Contracts

Open futures contracts for Series H and Series Z as of September 30, 2008 were as follows:

	Position	Number of Contracts	Expiration Date	Contract Amount	Market Value	Unrealized Gain/(Loss)
Series H
S&P 500 E-Mini Future	Long	5	12-19-2008	$308,561	$292,250	$(16,311)

Series Z
S&P 500 Index Future	Long	39	12-19-2008	$12,302,675	$11,397,750	$(904,925)

NOTES TO FINANCIAL STATEMENTS (continued)

3. Options Written

The following options written were outstanding for Series O, Series Q and Series V as of September 30, 2008:

Series O Call Options Written

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Adminstaff, Inc.	01-16-09	$30.00	155	$22,475

Total call options outstanding

(premiums received, $45,995)	155	$22,475

Series Q Call Options Written

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
ABM Industries, Inc.	10-17-08	22.50	15	600
	10-17-08	25.00	20	700
Alaska Air Group, Inc.	10-17-08	20.00	20	3,800
	10-17-08	22.50	30	2,550
	10-17-08	25.00	30	990
	01-16-09	30.00	20	2,200
Alpharma, Inc.	12-19-08	35.00	15	5,400
Amedisys, Inc.	10-17-08	50.00	20	3,450
	10-17-08	55.00	25	1,125
	12-19-08	50.00	15	6,000
	12-19-08	55.00	5	1,300
Annaly Capital Management, Inc.	10-17-08	17.50	65	650
	10-17-08	19.00	40	400
	01-16-09	16.00	10	770
	01-16-09	17.50	30	1,800
	01-16-09	20.00	25	625
Anworth Mortgage Asset Corporation	10-17-08	7.50	10	100
Applied Biosystems, Inc.	12-19-08	35.00	15	825
Ashland, Inc.	10-17-08	40.00	30	450
	10-17-08	45.00	5	25
Capstead Mortgage Corporation	11-21-08	12.50	90	3,600
	11-21-08	15.00	30	750
Carpenter Technology Corporation	12-19-08	25.00	5	1,625
	12-19-08	45.00	40	400
	12-19-08	50.00	20	100
Chicago Bridge & Iron Company N.V.	10-17-08	30.00	5	45
Cognex Corporation	11-21-08	20.00	10	1,600
	11-21-08	25.00	25	250
	11-21-08	30.00	40	1,000
Collective Brands, Inc.	10-17-08	15.00	10	3,200
	12-19-08	17.50	10	2,650
	12-19-08	20.00	25	3,875
Colonial BancGroup, Inc.	12-19-08	7.50	35	4,200
Cross Country Healthcare, Inc.	12-19-08	17.50	10	600
Eldorado Gold Corporation	10-17-08	7.50	125	1,875
	10-17-08	10.00	15	150
	01-16-09	10.00	385	17,325
Encore Wire Corporation	11-21-08	15.00	50	18,000
Geo Group, Inc.	12-19-08	25.00	10	275
GrafTech International, Ltd.	12-19-08	22.50	15	525
	12-19-08	30.00	15	300
Helmerich & Payne, Inc.	12-19-08	60.00	35	2,100
	12-19-08	65.00	30	1,350
Intermec, Inc.	12-19-08	17.50	10	3,200
	12-19-08	20.00	25	4,625

NOTES TO FINANCIAL STATEMENTS (continued)

3. Options Written (continued)

Series Q Call Options Written (continued)

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
InterOil Corporation	12-19-08	35.00	10	1,000
	12-19-08	40.00	70	4,550
	12-19-08	45.00	25	375
	12-19-08	50.00	20	400
	01-16-09	40.00	5	450
	01-16-09	45.00	20	500
	01-16-09	50.00	5	250

	01-16-09	55.00	10	300
Lan Airlines S.A.	12-19-08	12.50	20	400
MasTec, Inc.	10-17-08	10.00	50	15,000
	10-17-08	12.50	100	10,000
	10-17-08	15.00	55	715
McMoRan Exploration Company	11-21-08	25.00	5	800
	11-21-08	30.00	55	3,850
	11-21-08	35.00	15	150
Newfield Exploration Company	12-19-08	30.00	5	2,500
	12-19-08	35.00	5	1,450
Noble Energy, Inc.	10-17-08	80.00	5	100
	11-21-08	85.00	5	175
	11-21-08	105.00	25	625
Oceaneering International, Inc.	10-17-08	60.00	5	300
	11-21-08	55.00	5	1,750
OM Group, Inc.	12-19-08	22.50	5	1,900
	12-19-08	35.00	5	325
	12-19-08	40.00	20	700
	12-19-08	45.00	20	500
PetroHawk Energy Corporation	12-19-08	65.00	30	450
Randgold Resources, Ltd.	12-19-08	50.00	25	7,000
	12-19-08	55.00	45	7,200
	12-19-08	60.00	40	3,800
Range Resources Corporation	10-17-08	50.00	5	450
	12-19-08	42.50	5	2,950
Smith International, Inc.	11-21-08	62.50	5	1,700
Steel Dynamics, Inc.	11-21-08	17.50	5	1,000
	11-21-08	22.50	5	325
	11-21-08	25.00	10	300
	11-21-08	27.50	145	3,625
	11-21-08	30.00	100	1,500
Symyx Technologies	01-16-09	12.50	20	500
Transocean, Inc.	11-21-08	115.00	5	3,100
United States Steel Corporation	10-17-08	95.00	15	2,250
	01-16-09	140.00	20	2,500
Yamana Gold, Inc.	10-17-08	9.00	5	250
	10-17-08	14.00	10	50

Total call options outstanding (premiums received $721,956)			2,580	$195,395

Series Q Put Options Written

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
InterOil Corporation	12-19-08	22.50	20	4,900
	12-19-08	35.00	10	10,400
SurModics, Inc.	11-21-08	30.00	17	4,080

Total put options outstanding (premiums received, $13,340)			47	$19,380

NOTES TO FINANCIAL STATEMENTS (continued)

3. Options Written (continued)

Series V Call Options Written

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Adminstaff, Inc.	01-16-09	$30.00	368	$53,360
Old National Bankcorp	12-19-08	17.50	384	46,080
Power-One, Inc.	11-21-08	35.00	547	32,820
TreeHouse Foods, Inc.	11-21-08	30.00	780	113,100
Ultratech, Inc.	11-21-08	17.50	195	4,875

Total call options outstanding (premiums received, $443,041)			2,274	$250,235

Series V Put Options Written

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
W.R. Berkley Corporation	10-17-08	$22.50	730	$25,550
First Horizon National Corporation	11-21-08	10.00	1,800	423,000
Helmerich & Payne, Inc.	10-17-08	50.00	274	189,060
McDermott International, Inc.	11-21-08	35.00	510	530,400
Wilmington Trust Corporation	11-21-08	22.50	786	43,230

Total put options outstanding (premiums received, $694,413)			4,100	$1,211,240

NOTES TO FINANCIAL STATEMENTS

4. Affiliated Issuers

Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Series V as of September 30, 2008 amounted to $228,598 which represents 0.1% of net assets. There were no affiliated companies held in any other Series. Transactions in Series V during the period ended September 30, 2008 in which the portfolio company is an “affiliated person” are as follows:

	Balance 12/31/2007	Gross Additions	Gross Reductions	Balance 9/30/2008	Realized Gain/(Loss)	Investment Income
Hydrogen Corporation (Shares)	672,346	-	-	672,346	-	-
Hydrogen Corporation (Cost)	$2,571,575	$-	$-	$2,571,575	$-	$-

* As a result of Series V’s beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

NOTES TO FINANCIAL STATEMENTS (continued)

5. Summary of Fair Value Exposure at Each Level

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The three levels of fair value hierarchy under FAS 157 are listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments:

		LEVEL 1	LEVEL 2	LEVEL 3
Description	Total	quoted prices in active markets for identical assets	significant other observable units	significant unobservable inputs
SBL Fund:
Series A (Equity Series)
Investments	$220,594,271	$210,526,418	$10,067,853	$-
Series B (Large Cap Value Series)
Investments	$345,306,498	$317,272,892	$28,033,606	$-

Series C (Money Market Series)
Investments	232,049,517	-	232,049,517	-

Series D (Global Series)
Investments	362,029,626	210,797,161	151,232,465	-

Series E (Diversified Income Series)
Investments	113,677,967	784,400	99,716,583	13,176,984

Series H (Enhanced Index Series)
ASSETS:
Investments	57,241,245	57,101,423	139,822	-
Futures Contracts	(16,311)	(16,311)	-	-

Total	57,224,934	57,085,112	139,822	-

Series J (Mid Cap Growth Series)
Investments	170,508,285	159,965,517	10,542,768	-

Series N (Managed Asset Allocation)
Investments	92,696,846	50,292,863	40,344,344	2,059,639

NOTES TO FINANCIAL STATEMENTS (continued)

5. Summary of Fair Value Exposure at Each Level (continued)

		LEVEL 1	LEVEL 2	LEVEL 3
Description	Total	quoted prices in active markets for identical assets	significant other observable units	significant unobservable inputs
Series O (All Cap Value Series)
ASSETS:
Investments	$222,530,572	$220,579,281	$1,951,291	$-

LIABILITIES:
Written Options (net of premiums received)	23,520	23,520	-	-

Series P (High Yield Series)
Investments	87,637,776	1,447,173	86,190,603	-

Series Q (Small Cap Value Series)
ASSETS:
Investments	128,974,514	115,714,327	13,260,187	-

LIABILITIES:
Written Options (net of premiums received)	713,109	713,109	-	-

Series V (Mid Cap Value Series)
ASSETS:
Investments	326,588,262	317,686,628	8,901,634	-

LIABILITIES:
Written Options (net of premiums received)	(324,020)	(324,020)	-	-

Series X (Small Cap Growth Series)
Investments	43,048,869	38,532,869	4,516,000	-

Series Y (Select 25 Series)
Investments	43,343,205	41,794,205	1,549,000	-

Series Z (Alpha Opportunity Series)
ASSETS:
Investments	43,249,895	25,969,429	17,280,466	-
Futures Contracts	(904,925)	(904,925)	-	-

Total	42,344,970	25,064,504	17,280,466	-

LIABILITIES:
Securities (sold short)	(8,234,559)	(715,166)	(509,026)	(7,010,367)

NOTES TO FINANCIAL STATEMENTS (continued)

6. Schedule of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
Series E (Diversifed Income Series
ASSETS:
Beginning Balance	$16,096,012
Total realized gains or losses included in earnings	(1,186,636)
Total unrealized gains or losses included in earnings	(757,356)
Purchases, sales, issuances, and settlements (net)	(2,180,832)
Transfers in and/or out of Level 3	1,205,796

Ending Balance	13,176,984

Series J (Mid Cap Growth Series)
ASSETS:
Beginning Balance	$823,308
Total realized gains or losses included in earnings	(5,694)
Total unrealized gains or losses included in earnings	832,692
Purchases, sales, issuances, and settlements (net)	(71,240)
Transfers in and/or out of Level 3	(1,579,066)

Ending Balance	-

Series N (Managed Asset Allocation Series)
ASSETS:
Beginning Balance	$2,061,688
Total realized gains or losses included in earnings	(18,511)
Total unrealized gains or losses included in earnings	(152,155)
Purchases, sales, issuances, and settlements (net)	168,617
Transfers in and/or out of Level 3	-

Ending Balance	2,059,639

Series P (High Yield Series)
ASSETS:
Beginning Balance	$-
Total realized gains or losses included in earnings	-
Total unrealized gains or losses included in earnings	(29,465)
Purchases, sales, issuances, and settlements (net)	-
Transfers in and/or out of Level 3	29,465

Ending Balance	-

Series V (Mid Cap Value Series)
ASSETS:
Beginning Balance	$674,158
Total realized gains or losses included in earnings	-
Total unrealized gains or losses included in earnings	681,842
Purchases, sales, issuances, and settlements (net)	-
Transfers in and/or out of Level 3	(1,356,000)

Ending Balance	-

Series Z (Alpha Opportunity Series)
LIABILITIES:
Beginning Balance	$-
Total realized gains or losses included in earnings	(2,209)
Total unrealized gains or losses included in earnings	7,602
Purchases & sales (net)	(7,015,760)
Transfers in and/or out of Level 3	-

Ending Balance	(7,010,367)

NOTES TO FINANCIAL STATEMENTS (continued)

7. Senior Loan

Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2008.

8. Security Valuation

Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	November 26, 2008

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	November 26, 2008